UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: July 31

Date of reporting period: January 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
January 31, 2018
Columbia Large Cap Growth Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Large Cap Growth Fund   |  Semiannual Report 2018

Columbia Large Cap Growth Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Large Cap Growth Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
John Wilson, CFA
Lead portfolio manager
Managed Fund since 2005
Peter Deininger, CFA, CAIA
Portfolio manager
Managed Fund since 2010
Tchintcia Barros, CFA
Portfolio manager
Managed Fund since 2015
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2018 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/98	14.26	32.04	16.30	10.32
	Including sales charges		7.69	24.45	14.92	9.67
Advisor Class*		11/08/12	14.39	32.36	16.60	10.60
Class C	Excluding sales charges	11/18/02	13.83	31.04	15.43	9.49
	Including sales charges		12.83	30.04	15.43	9.49
Class E	Excluding sales charges	09/22/06	14.21	31.90	16.18	10.21
	Including sales charges		9.07	25.96	15.12	9.70
Institutional Class		12/14/90	14.40	32.38	16.58	10.59
Institutional 2 Class*		03/07/11	14.45	32.47	16.72	10.70
Institutional 3 Class*		07/15/09	14.46	32.54	16.78	10.76
Class K*		03/07/11	14.30	32.14	16.43	10.47
Class R*		09/27/10	14.11	31.71	16.01	10.03
Class T*	Excluding sales charges	09/27/10	14.29	32.03	16.31	10.35
	Including sales charges		11.44	28.72	15.72	10.07
Class V	Excluding sales charges	12/14/90	14.28	32.04	16.27	10.28
	Including sales charges		7.71	24.46	14.90	9.63
Russell 1000 Growth Index			19.15	34.89	17.95	11.65
Returns for Class A and Class V are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class E are shown with and without the maximum sales charge of 4.50%. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Institutional Class shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Large Cap Growth Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at January 31, 2018)
Amazon.com, Inc.	6.0
Microsoft Corp.	5.9
Apple, Inc.	5.0
Alphabet, Inc., Class C	3.3
Alphabet, Inc., Class A	3.2
Facebook, Inc., Class A	3.0
Visa, Inc., Class A	2.7
Adobe Systems, Inc.	2.4
NVIDIA Corp.	2.3
FedEx Corp.	2.1
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at January 31, 2018)
Common Stocks	99.4
Money Market Funds	0.6
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2018)
Consumer Discretionary	16.1
Consumer Staples	6.2
Energy	1.4
Financials	4.4
Health Care	14.2
Industrials	10.2
Information Technology	43.1
Materials	1.5
Real Estate	2.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

Columbia Large Cap Growth Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2017 — January 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,142.60	1,019.91	5.67	5.35	1.05
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,143.90	1,021.17	4.32	4.08	0.80
Class C	1,000.00	1,000.00	1,138.30	1,016.13	9.70	9.15	1.80
Class E	1,000.00	1,000.00	1,142.10	1,019.41	6.21	5.85	1.15
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,144.00	1,021.17	4.32	4.08	0.80
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,144.50	1,021.48	4.00	3.77	0.74
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,144.60	1,021.73	3.73	3.52	0.69
Class K	1,000.00	1,000.00	1,143.00	1,020.21	5.35	5.04	0.99
Class R	1,000.00	1,000.00	1,141.10	1,018.65	7.02	6.61	1.30
Class T	1,000.00	1,000.00	1,142.90	1,019.91	5.67	5.35	1.05
Class V	1,000.00	1,000.00	1,142.80	1,019.91	5.67	5.35	1.05
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
4	Columbia Large Cap Growth Fund | Semiannual Report 2018

Portfolio of Investments
January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.3%
Issuer	Shares	Value ($)
Consumer Discretionary 16.0%
Hotels, Restaurants & Leisure 3.3%
Norwegian Cruise Line Holdings Ltd.(a)	516,368	31,364,193
Starbucks Corp.	542,753	30,833,798
Yum China Holdings, Inc.	552,770	25,643,000
Yum! Brands, Inc.	458,670	38,798,895
Total		126,639,886
Household Durables 0.8%
Mohawk Industries, Inc.(a)	107,100	30,101,526
Internet & Direct Marketing Retail 7.0%
Amazon.com, Inc.(a)	158,805	230,408,586
Priceline Group, Inc. (The)(a)	20,894	39,950,373
Total		270,358,959
Media 1.9%
Comcast Corp., Class A	1,017,176	43,260,496
DISH Network Corp., Class A(a)	626,148	29,366,341
Total		72,626,837
Specialty Retail 1.4%
Burlington Stores, Inc.(a)	231,400	28,163,694
Ulta Beauty, Inc.(a)	120,600	26,785,260
Total		54,948,954
Textiles, Apparel & Luxury Goods 1.6%
PVH Corp.	393,300	60,992,964
Total Consumer Discretionary		615,669,126
Consumer Staples 6.2%
Food & Staples Retailing 3.9%
Costco Wholesale Corp.	320,600	62,475,322
SYSCO Corp.	871,628	54,799,252
Walmart, Inc.	284,100	30,285,060
Total		147,559,634
Food Products 1.1%
Tyson Foods, Inc., Class A	554,800	42,225,828
Tobacco 1.2%
Philip Morris International, Inc.	439,142	47,089,197
Total Consumer Staples		236,874,659
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.4%
Energy Equipment & Services 0.5%
TechnipFMC PLC	557,600	18,099,696
Oil, Gas & Consumable Fuels 0.9%
Cimarex Energy Co.	185,500	20,813,100
Diamondback Energy, Inc.(a)	117,400	14,733,700
Total		35,546,800
Total Energy		53,646,496
Financials 4.4%
Banks 1.0%
Citigroup, Inc.	464,500	36,453,960
Capital Markets 3.4%
Bank of New York Mellon Corp. (The)	1,054,270	59,777,109
BlackRock, Inc.	71,839	40,359,150
Charles Schwab Corp. (The)	593,500	31,657,290
Total		131,793,549
Total Financials		168,247,509
Health Care 14.1%
Biotechnology 7.0%
ACADIA Pharmaceuticals, Inc.(a)	179,700	5,374,827
Alexion Pharmaceuticals, Inc.(a)	338,834	40,429,673
Biogen, Inc.(a)	164,770	57,308,654
Celgene Corp.(a)	560,013	56,650,915
Clovis Oncology, Inc.(a)	140,900	8,524,450
Gilead Sciences, Inc.	484,600	40,609,480
Puma Biotechnology, Inc.(a)	95,100	6,357,435
Sage Therapeutics, Inc.(a)	44,500	8,446,100
TESARO, Inc.(a)	67,300	4,540,058
Vertex Pharmaceuticals, Inc.(a)	234,465	39,125,174
Total		267,366,766
Health Care Equipment & Supplies 2.4%
Align Technology, Inc.(a)	58,700	15,379,400
Edwards Lifesciences Corp.(a)	324,867	41,121,665
Medtronic PLC	401,000	34,441,890
Total		90,942,955
Health Care Providers & Services 1.0%
Humana, Inc.	139,400	39,287,102

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.4%
Illumina, Inc.(a)	160,900	37,431,776
Thermo Fisher Scientific, Inc.	253,148	56,732,998
Total		94,164,774
Pharmaceuticals 1.3%
Johnson & Johnson	358,200	49,499,658
Total Health Care		541,261,255
Industrials 10.1%
Aerospace & Defense 2.0%
L3 Technologies, Inc.	223,600	47,506,056
Northrop Grumman Corp.	83,438	28,413,142
Total		75,919,198
Air Freight & Logistics 2.1%
FedEx Corp.	309,995	81,367,487
Airlines 0.4%
Southwest Airlines Co.	266,392	16,196,634
Electrical Equipment 1.0%
Sensata Technologies Holding NV(a)	691,300	38,885,625
Industrial Conglomerates 1.4%
Honeywell International, Inc.	323,900	51,717,113
Machinery 3.2%
Cummins, Inc.	233,600	43,916,800
Ingersoll-Rand PLC	457,600	43,302,688
Xylem, Inc.	512,100	37,004,346
Total		124,223,834
Total Industrials		388,309,891
Information Technology 42.8%
Electronic Equipment, Instruments & Components 0.6%
Zebra Technologies Corp., Class A(a)	172,211	21,209,507
Internet Software & Services 10.7%
Alibaba Group Holding Ltd., ADR(a)	262,242	53,573,418
Alphabet, Inc., Class A(a)	102,719	121,436,456
Alphabet, Inc., Class C(a)	106,073	124,099,046
Facebook, Inc., Class A(a)	604,873	113,044,715
Total		412,153,635
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 6.8%
FleetCor Technologies, Inc.(a)	237,400	50,447,500
Pagseguro Digital Ltd., Class A(a)	1,007,300	28,143,962
PayPal Holdings, Inc.(a)	693,100	59,135,292
Square, Inc., Class A(a)	370,700	17,389,537
Visa, Inc., Class A	843,126	104,741,543
Total		259,857,834
Semiconductors & Semiconductor Equipment 7.1%
Broadcom Ltd.	239,631	59,435,677
Lam Research Corp.	247,000	47,305,440
MACOM Technology Solutions Holdings, Inc.(a)	921,900	28,671,090
Micron Technology, Inc.(a)	1,102,600	48,205,672
NVIDIA Corp.	355,560	87,396,648
Total		271,014,527
Software 12.7%
Adobe Systems, Inc.(a)	456,800	91,250,368
Electronic Arts, Inc.(a)	515,205	65,410,427
Microsoft Corp.	2,361,638	224,379,226
Salesforce.com, Inc.(a)	516,305	58,812,303
ServiceNow, Inc.(a)	325,167	48,407,611
Total		488,259,935
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc.	1,135,762	190,160,631
Total Information Technology		1,642,656,069
Materials 1.4%
Chemicals 1.4%
Eastman Chemical Co.	565,459	56,082,224
Total Materials		56,082,224
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
American Tower Corp.	349,900	51,680,230
Equinix, Inc.	133,400	60,722,346
Total		112,402,576
Total Real Estate		112,402,576
Total Common Stocks (Cost $2,286,719,325)		3,815,149,805

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Growth Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(b),(c)	23,247,975	23,247,975
Total Money Market Funds (Cost $23,248,271)		23,247,975
Total Investments (Cost: $2,309,967,596)		3,838,397,780
Other Assets & Liabilities, Net		2,081,020
Net Assets		3,840,478,800
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	110,369,809	319,065,478	(406,187,312)	23,247,975	(1,869)	(262)	377,838	23,247,975
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	615,669,126	—	—	—	615,669,126
Consumer Staples	236,874,659	—	—	—	236,874,659
Energy	53,646,496	—	—	—	53,646,496
Financials	168,247,509	—	—	—	168,247,509
Health Care	541,261,255	—	—	—	541,261,255
Industrials	388,309,891	—	—	—	388,309,891
Information Technology	1,642,656,069	—	—	—	1,642,656,069
Materials	56,082,224	—	—	—	56,082,224
Real Estate	112,402,576	—	—	—	112,402,576
Total Common Stocks	3,815,149,805	—	—	—	3,815,149,805
Money Market Funds	—	—	—	23,247,975	23,247,975
Total Investments	3,815,149,805	—	—	23,247,975	3,838,397,780
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Growth Fund | Semiannual Report 2018

Statement of Assets and Liabilities
January 31, 2018 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$2,286,719,325
Investments in affiliated issuers, at cost	23,248,271
Investments in unaffiliated issuers, at value	3,815,149,805
Investments in affiliated issuers, at value	23,247,975
Receivable for:
Investments sold	32,196,362
Capital shares sold	1,316,343
Dividends	285,960
Foreign tax reclaims	3,667
Prepaid expenses	11,937
Trustees’ deferred compensation plan	284,231
Other assets	92,857
Total assets	3,872,589,137
Liabilities
Payable for:
Investments purchased	28,448,273
Capital shares purchased	2,888,841
Management services fees	68,626
Distribution and/or service fees	18,428
Transfer agent fees	267,812
Plan administration fees	1
Compensation of board members	9,289
Compensation of chief compliance officer	132
Other expenses	124,704
Trustees’ deferred compensation plan	284,231
Total liabilities	32,110,337
Net assets applicable to outstanding capital stock	$3,840,478,800
Represented by
Paid in capital	2,207,115,145
Excess of distributions over net investment income	(2,452,538)
Accumulated net realized gain	107,386,159
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	1,528,430,480
Investments - affiliated issuers	(296)
Foreign currency translations	(150)
Total - representing net assets applicable to outstanding capital stock	$3,840,478,800
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2018	9

Statement of Assets and Liabilities  (continued)
January 31, 2018 (Unaudited)
Class A
Net assets	$1,983,814,614
Shares outstanding	46,412,086
Net asset value per share	$42.74
Maximum offering price per share(a)	$45.35
Advisor Class(b)
Net assets	$17,067,656
Shares outstanding	376,817
Net asset value per share	$45.29
Class C
Net assets	$109,365,375
Shares outstanding	3,046,210
Net asset value per share	$35.90
Class E
Net assets	$17,400,022
Shares outstanding	408,856
Net asset value per share	$42.56
Maximum offering price per share(c)	$44.57
Institutional Class(d)
Net assets	$994,122,279
Shares outstanding	22,418,488
Net asset value per share	$44.34
Institutional 2 Class(e)
Net assets	$32,108,680
Shares outstanding	723,798
Net asset value per share	$44.36
Institutional 3 Class(f)
Net assets	$451,838,394
Shares outstanding	10,161,889
Net asset value per share	$44.46
Class K
Net assets	$79,682
Shares outstanding	1,804
Net asset value per share(g)	$44.16
Class R
Net assets	$21,409,711
Shares outstanding	504,534
Net asset value per share	$42.43
Class T
Net assets	$851,554
Shares outstanding	19,884
Net asset value per share	$42.83
Maximum offering price per share(h)	$43.93
Class V
Net assets	$212,420,833
Shares outstanding	5,013,810
Net asset value per share	$42.37
Maximum offering price per share(i)	$44.95

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Growth Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
January 31, 2018 (Unaudited)
(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.50% for Class E shares.
(d)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(e)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(f)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(g)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(h)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% per transaction for Class T shares.
(i)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class V shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2018	11

Statement of Operations
Six Months Ended January 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$16,800,954
Dividends — affiliated issuers	377,838
Total income	17,178,792
Expenses:
Management services fees	11,971,128
Distribution and/or service fees
Class A	2,353,788
Class C	520,588
Class E	29,088
Class R	67,560
Class T	1,176
Class V	251,003
Transfer agent fees
Class A	1,146,227
Advisor Class(a)	8,518
Class C	63,379
Class E	10,120
Institutional Class(b)	583,300
Institutional 2 Class(c)	8,244
Institutional 3 Class(d)	17,168
Class K	22
Class R	16,470
Class T	574
Class V	122,227
Plan administration fees
Class K	92
Compensation of board members	38,902
Custodian fees	12,239
Printing and postage fees	139,863
Registration fees	90,908
Audit fees	16,646
Legal fees	44,749
Compensation of chief compliance officer	730
Other	47,292
Total expenses	17,562,001
Net investment loss	(383,209)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	162,953,663
Investments — affiliated issuers	(1,869)
Net realized gain	162,951,794
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	326,729,370
Investments — affiliated issuers	(262)
Foreign currency translations	170
Net change in unrealized appreciation (depreciation)	326,729,278
Net realized and unrealized gain	489,681,072
Net increase in net assets resulting from operations	$489,297,863

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Growth Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
Operations
Net investment income (loss)	$(383,209)	$7,778,264
Net realized gain	162,951,794	179,034,473
Net change in unrealized appreciation (depreciation)	326,729,278	414,874,157
Net increase in net assets resulting from operations	489,297,863	601,686,894
Distributions to shareholders
Net investment income
Class A	—	(3,773,406)
Advisor Class(a)	(22,659)	(36,249)
Class E	—	(17,540)
Class I(b)	—	(832,323)
Institutional Class(c)	(1,508,466)	(4,107,006)
Institutional 2 Class(d)	(62,104)	(118,814)
Institutional 3 Class(e)	(1,081,036)	(161,094)
Class K	—	(264)
Class T	—	(235,725)
Class V	—	(387,489)
Net realized gains
Class A	(112,241,717)	(23,427,982)
Advisor Class(a)	(855,291)	(107,340)
Class B(f)	—	(122,752)
Class C	(7,326,918)	(1,596,310)
Class E	(992,652)	(194,021)
Class F(g)	—	(12,821)
Class I(b)	—	(1,875,904)
Institutional Class(c)	(53,828,606)	(12,161,703)
Institutional 2 Class(d)	(1,668,444)	(290,954)
Institutional 3 Class(e)	(24,933,309)	(363,076)
Class K	(4,285)	(1,140)
Class R	(1,580,732)	(363,455)
Class T	(52,395)	(1,463,521)
Class V	(12,101,679)	(2,405,763)
Total distributions to shareholders	(218,260,293)	(54,056,652)
Increase (decrease) in net assets from capital stock activity	35,881,301	(451,983,087)
Total increase in net assets	306,918,871	95,647,155
Net assets at beginning of period	3,533,559,929	3,437,912,774
Net assets at end of period	$3,840,478,800	$3,533,559,929
Undistributed (excess of distributions over) net investment income	$(2,452,538)	$604,936

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(f)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(g)	Effective July 17, 2017, Class F shares were automatically converted to Class E shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class F shares was redeemed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2018	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2018 (Unaudited)		July 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	742,003	30,245,607	1,858,549	66,183,811
Distributions reinvested	2,745,338	107,425,095	783,217	26,049,800
Redemptions	(3,169,889)	(129,098,973)	(10,056,662)	(354,574,767)
Net increase (decrease)	317,452	8,571,729	(7,414,896)	(262,341,156)
Advisor Class(b)
Subscriptions	126,610	5,492,577	113,750	4,295,741
Distributions reinvested	19,245	797,718	3,564	125,032
Redemptions	(43,728)	(1,897,849)	(100,858)	(3,671,647)
Net increase	102,127	4,392,446	16,456	749,126
Class B(c)
Subscriptions	—	—	1,429	42,572
Distributions reinvested	—	—	4,275	121,714
Redemptions (a)	(74)	(2,385)	(341,522)	(10,784,195)
Net decrease	(74)	(2,385)	(335,818)	(10,619,909)
Class C
Subscriptions	171,555	5,916,692	390,516	11,829,087
Distributions reinvested	209,315	6,886,456	48,169	1,372,803
Redemptions	(327,309)	(11,257,614)	(1,199,784)	(36,443,871)
Net increase (decrease)	53,561	1,545,534	(761,099)	(23,241,981)
Class E
Subscriptions (d)	1,436	60,750	26,223	1,035,220
Distributions reinvested	25,479	992,652	6,380	211,561
Redemptions	(33,431)	(1,349,857)	(56,278)	(1,988,067)
Net decrease	(6,516)	(296,455)	(23,675)	(741,286)
Class F(e)
Subscriptions	—	—	2,022	62,499
Distributions reinvested	—	—	450	12,821
Redemptions (d)	(76)	(2,622)	(30,173)	(1,020,501)
Net decrease	(76)	(2,622)	(27,701)	(945,181)
Class I(f)
Subscriptions	—	—	37,383	1,364,426
Distributions reinvested	—	—	78,633	2,708,134
Redemptions	—	—	(4,390,298)	(162,075,514)
Net decrease	—	—	(4,274,282)	(158,002,954)
Institutional Class(g)
Subscriptions	946,528	39,922,826	4,675,026	173,981,906
Distributions reinvested	1,257,477	51,028,399	322,796	11,100,945
Redemptions	(7,259,435)	(297,298,847)	(4,894,529)	(178,362,203)
Net increase (decrease)	(5,055,430)	(206,347,622)	103,293	6,720,648
Institutional 2 Class(h)
Subscriptions	105,114	4,474,997	161,545	6,022,121
Distributions reinvested	42,628	1,730,288	11,913	409,681
Redemptions	(53,081)	(2,237,500)	(166,488)	(5,993,228)
Net increase	94,661	3,967,785	6,970	438,574
Institutional 3 Class(f),(i)
Subscriptions	6,032,587	246,381,987	4,148,501	153,913,582
Distributions reinvested	292,172	11,885,552	15,209	524,120
Redemptions	(624,464)	(26,619,055)	(400,991)	(15,530,281)
Net increase	5,700,295	231,648,484	3,762,719	138,907,421
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Growth Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2018 (Unaudited)		July 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Class K
Distributions reinvested	100	4,076	40	1,356
Redemptions	—	—	(803)	(27,744)
Net increase (decrease)	100	4,076	(763)	(26,388)
Class R
Subscriptions	93,133	3,699,789	233,767	8,131,219
Distributions reinvested	5,896	229,133	1,641	54,360
Redemptions	(346,710)	(13,994,131)	(223,851)	(8,023,192)
Net increase (decrease)	(247,681)	(10,065,209)	11,557	162,387
Class T
Subscriptions	—	—	129,151	4,368,519
Distributions reinvested	1,332	52,202	50,981	1,699,204
Redemptions	(8,236)	(335,813)	(3,852,540)	(133,790,607)
Net decrease	(6,904)	(283,611)	(3,672,408)	(127,722,884)
Class V
Subscriptions	76,294	2,978,590	45,105	1,551,127
Distributions reinvested	232,297	9,008,492	63,154	2,083,438
Redemptions	(228,733)	(9,237,931)	(538,273)	(18,954,069)
Net increase (decrease)	79,858	2,749,151	(430,014)	(15,319,504)
Total net increase (decrease)	1,031,373	35,881,301	(13,039,661)	(451,983,087)

(a)	Includes conversions of Class B shares to Class A shares, if any.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(d)	Includes conversions of Class F shares to Class E shares, if any.
(e)	Effective July 17, 2017, Class F shares were automatically converted to Class E shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class F shares was redeemed.
(f)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Institutional 3 Class shares.
(g)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(h)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(i)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2018	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
1/31/2018 (c)	$39.81	(0.02)	5.47	5.45	—	(2.52)
7/31/2017	$33.82	0.06	6.47	6.53	(0.08)	(0.46)
7/31/2016	$37.69	0.00 (f)	(0.36)	(0.36)	—	(3.51)
7/31/2015	$34.51	0.03	7.24	7.27	(0.09)	(4.00)
7/31/2014	$31.25	0.06	4.90	4.96	(0.08)	(1.62)
7/31/2013	$25.65	0.11	5.55	5.66	(0.06)	—
Advisor Class(g)
1/31/2018 (c)	$42.06	0.03	5.78	5.81	(0.06)	(2.52)
7/31/2017	$35.69	0.15	6.84	6.99	(0.16)	(0.46)
7/31/2016	$39.49	0.07	(0.36)	(0.29)	—	(3.51)
7/31/2015	$35.98	0.06	7.63	7.69	(0.18)	(4.00)
7/31/2014	$32.48	0.15	5.10	5.25	(0.15)	(1.62)
7/31/2013 (i)	$26.79	0.11	5.69	5.80	(0.11)	—
Class C
1/31/2018 (c)	$33.95	(0.15)	4.62	4.47	—	(2.52)
7/31/2017	$29.06	(0.18)	5.53	5.35	—	(0.46)
7/31/2016	$33.11	(0.21)	(0.33)	(0.54)	—	(3.51)
7/31/2015	$30.90	(0.21)	6.42	6.21	—	(4.00)
7/31/2014	$28.27	(0.17)	4.42	4.25	—	(1.62)
7/31/2013	$23.34	(0.09)	5.02	4.93	—	—
Class E
1/31/2018 (c)	$39.67	(0.04)	5.45	5.41	—	(2.52)
7/31/2017	$33.70	0.02	6.45	6.47	(0.04)	(0.46)
7/31/2016	$37.60	(0.03)	(0.36)	(0.39)	—	(3.51)
7/31/2015	$34.44	(0.00) (f)	7.22	7.22	(0.06)	(4.00)
7/31/2014	$31.19	0.03	4.89	4.92	(0.05)	(1.62)
7/31/2013	$25.61	0.08	5.53	5.61	(0.03)	—
Institutional Class(j)
1/31/2018 (c)	$41.23	0.04	5.66	5.70	(0.07)	(2.52)
7/31/2017	$35.00	0.15	6.70	6.85	(0.16)	(0.46)
7/31/2016	$38.79	0.09	(0.37)	(0.28)	—	(3.51)
7/31/2015	$35.41	0.13	7.43	7.56	(0.18)	(4.00)
7/31/2014	$32.01	0.15	5.03	5.18	(0.16)	(1.62)
7/31/2013	$26.28	0.19	5.66	5.85	(0.12)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Growth Fund | Semiannual Report 2018

Total distributions to shareholders	Reimbursement from affiliate	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(2.52)	—	$42.74	14.26%	1.05% (d)	1.05% (d)	(0.11%) (d)	23%	$1,983,815
(0.54)	—	$39.81	19.61%	1.09%	1.09% (e)	0.16%	29%	$1,835,075
(3.51)	—	$33.82	(0.99%)	1.10%	1.10% (e)	0.01%	45%	$1,809,727
(4.09)	—	$37.69	22.51%	1.11%	1.11% (e)	0.09%	59%	$1,870,452
(1.70)	—	$34.51	16.29%	1.14%	1.14% (e)	0.18%	88%	$1,581,112
(0.06)	—	$31.25	22.09%	1.18%	1.18% (e)	0.40%	104%	$1,459,893

(2.58)	—	$45.29	14.39%	0.80% (d)	0.80% (d)	0.12% (d)	23%	$17,068
(0.62)	—	$42.06	19.92%	0.84%	0.84% (e)	0.40%	29%	$11,552
(3.51)	—	$35.69	(0.76%)	0.85%	0.85% (e)	0.21%	45%	$9,217
(4.18)	—	$39.49	22.80%	0.86%	0.86% (e)	0.17%	59%	$6,506
(1.77)	0.02	$35.98	16.67% (h)	0.89%	0.89% (e)	0.42%	88%	$766
(0.11)	—	$32.48	21.70%	0.93% (d)	0.93% (d),(e)	0.49% (d)	104%	$33

(2.52)	—	$35.90	13.83%	1.80% (d)	1.80% (d)	(0.86%) (d)	23%	$109,365
(0.46)	—	$33.95	18.72%	1.84%	1.84% (e)	(0.58%)	29%	$101,600
(3.51)	—	$29.06	(1.73%)	1.86%	1.86% (e)	(0.74%)	45%	$109,092
(4.00)	—	$33.11	21.59%	1.86%	1.86% (e)	(0.67%)	59%	$85,724
(1.62)	—	$30.90	15.45%	1.89%	1.89% (e)	(0.57%)	88%	$63,200
—	—	$28.27	21.12%	1.93%	1.93% (e)	(0.36%)	104%	$52,885

(2.52)	—	$42.56	14.21%	1.15% (d)	1.15% (d)	(0.21%) (d)	23%	$17,400
(0.50)	—	$39.67	19.50%	1.19%	1.19% (e)	0.06%	29%	$16,478
(3.51)	—	$33.70	(1.08%)	1.20%	1.20% (e)	(0.09%)	45%	$14,797
(4.06)	—	$37.60	22.37%	1.21%	1.21% (e)	(0.00%) (f)	59%	$16,539
(1.67)	—	$34.44	16.18%	1.24%	1.24% (e)	0.08%	88%	$15,333
(0.03)	—	$31.19	21.93%	1.28%	1.28% (e)	0.30%	104%	$14,853

(2.59)	—	$44.34	14.40%	0.80% (d)	0.80% (d)	0.17% (d)	23%	$994,122
(0.62)	—	$41.23	19.92%	0.84%	0.84% (e)	0.40%	29%	$1,132,702
(3.51)	—	$35.00	(0.74%)	0.85%	0.85% (e)	0.26%	45%	$957,955
(4.18)	—	$38.79	22.80%	0.86%	0.86% (e)	0.34%	59%	$1,049,380
(1.78)	—	$35.41	16.61%	0.89%	0.89% (e)	0.43%	88%	$889,169
(0.12)	—	$32.01	22.34%	0.93%	0.93% (e)	0.65%	104%	$850,041
Columbia Large Cap Growth Fund | Semiannual Report 2018	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Institutional 2 Class(k)
1/31/2018 (c)	$41.25	0.04	5.68	5.72	(0.09)	(2.52)
7/31/2017	$35.02	0.18	6.70	6.88	(0.19)	(0.46)
7/31/2016	$38.77	0.09	(0.33)	(0.24)	—	(3.51)
7/31/2015	$35.39	0.09	7.51	7.60	(0.22)	(4.00)
7/31/2014	$32.00	0.19	5.02	5.21	(0.20)	(1.62)
7/31/2013	$26.28	0.26	5.64	5.90	(0.18)	—
Institutional 3 Class(l)
1/31/2018 (c)	$41.35	0.04	5.69	5.73	(0.10)	(2.52)
7/31/2017	$35.10	0.16	6.76	6.92	(0.21)	(0.46)
7/31/2016	$38.83	0.13	(0.35)	(0.22)	—	(3.51)
7/31/2015	$35.44	0.07	7.57	7.64	(0.25)	(4.00)
7/31/2014	$32.03	0.22	5.03	5.25	(0.22)	(1.62)
7/31/2013	$26.29	0.25	5.67	5.92	(0.18)	—
Class K
1/31/2018 (c)	$41.04	(0.01)	5.65	5.64	—	(2.52)
7/31/2017	$34.85	0.10	6.66	6.76	(0.11)	(0.46)
7/31/2016	$38.68	0.05	(0.37)	(0.32)	—	(3.51)
7/31/2015	$35.32	0.09	7.41	7.50	(0.14)	(4.00)
7/31/2014	$31.94	0.11	5.01	5.12	(0.12)	(1.62)
7/31/2013	$26.24	0.18	5.64	5.82	(0.12)	—
Class R
1/31/2018 (c)	$39.59	(0.06)	5.42	5.36	—	(2.52)
7/31/2017	$33.65	(0.04)	6.44	6.40	—	(0.46)
7/31/2016	$37.60	(0.07)	(0.37)	(0.44)	—	(3.51)
7/31/2015	$34.44	(0.07)	7.24	7.17	(0.01)	(4.00)
7/31/2014	$31.18	(0.02)	4.89	4.87	(0.00) (f)	(1.62)
7/31/2013	$25.61	0.05	5.52	5.57	—	—
Class T
1/31/2018 (c)	$39.88	(0.02)	5.49	5.47	—	(2.52)
7/31/2017	$33.89	0.09	6.44	6.53	(0.08)	(0.46)
7/31/2016	$37.75	0.01	(0.36)	(0.35)	—	(3.51)
7/31/2015	$34.57	0.03	7.24	7.27	(0.09)	(4.00)
7/31/2014	$31.26	0.06	4.91	4.97	(0.06)	(1.62)
7/31/2013	$25.66	0.12	5.54	5.66	(0.06)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Large Cap Growth Fund | Semiannual Report 2018

Total distributions to shareholders	Reimbursement from affiliate	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(2.61)	—	$44.36	14.45%	0.74% (d)	0.74% (d)	0.20% (d)	23%	$32,109
(0.65)	—	$41.25	20.02%	0.74%	0.74%	0.49%	29%	$25,954
(3.51)	—	$35.02	(0.64%)	0.76%	0.76%	0.28%	45%	$21,789
(4.22)	—	$38.77	22.95%	0.75%	0.75%	0.25%	59%	$3,879
(1.82)	—	$35.39	16.74%	0.75%	0.75%	0.57%	88%	$195
(0.18)	—	$32.00	22.59%	0.72%	0.72%	0.89%	104%	$36

(2.62)	—	$44.46	14.46%	0.69% (d)	0.69% (d)	0.19% (d)	23%	$451,838
(0.67)	—	$41.35	20.09%	0.69%	0.69%	0.41%	29%	$184,471
(3.51)	—	$35.10	(0.58%)	0.69%	0.69%	0.39%	45%	$24,530
(4.25)	—	$38.83	23.03%	0.71%	0.71%	0.19%	59%	$2,750
(1.84)	—	$35.44	16.84%	0.70%	0.70%	0.66%	88%	$3
(0.18)	—	$32.03	22.64%	0.71%	0.71%	0.90%	104%	$3,826

(2.52)	—	$44.16	14.30%	0.99% (d)	0.99% (d)	(0.05%) (d)	23%	$80
(0.57)	—	$41.04	19.72%	0.99%	0.99%	0.28%	29%	$70
(3.51)	—	$34.85	(0.86%)	0.99%	0.99%	0.16%	45%	$86
(4.14)	—	$38.68	22.66%	0.99%	0.99%	0.23%	59%	$176
(1.74)	—	$35.32	16.47%	1.00%	1.00%	0.32%	88%	$202
(0.12)	—	$31.94	22.25%	0.96%	0.96%	0.64%	104%	$191

(2.52)	—	$42.43	14.11%	1.30% (d)	1.30% (d)	(0.32%) (d)	23%	$21,410
(0.46)	—	$39.59	19.29%	1.34%	1.34% (e)	(0.10%)	29%	$29,781
(3.51)	—	$33.65	(1.22%)	1.36%	1.36% (e)	(0.22%)	45%	$24,920
(4.01)	—	$37.60	22.20%	1.36%	1.36% (e)	(0.20%)	59%	$5,421
(1.62)	0.01	$34.44	16.06% (m)	1.39%	1.39% (e)	(0.06%)	88%	$1,534
—	—	$31.18	21.75%	1.43%	1.43% (e)	0.17%	104%	$1,643

(2.52)	—	$42.83	14.29%	1.05% (d)	1.05% (d)	(0.08%) (d)	23%	$852
(0.54)	—	$39.88	19.57%	1.09%	1.09% (e)	0.27%	29%	$1,068
(3.51)	—	$33.89	(0.96%)	1.10%	1.10% (e)	0.02%	45%	$125,354
(4.09)	—	$37.75	22.47%	1.11%	1.11% (e)	0.09%	59%	$144,250
(1.68)	0.02	$34.57	16.39% (n)	1.14%	1.14% (e)	0.18%	88%	$125,509
(0.06)	—	$31.26	22.12%	1.14%	1.14% (e)	0.43%	104%	$4
Columbia Large Cap Growth Fund | Semiannual Report 2018	19

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class V
1/31/2018 (c)	$39.48	(0.02)	5.43	5.41	—	(2.52)
7/31/2017	$33.55	0.06	6.41	6.47	(0.08)	(0.46)
7/31/2016	$37.41	0.00 (f)	(0.35)	(0.35)	—	(3.51)
7/31/2015	$34.27	0.03	7.19	7.22	(0.08)	(4.00)
7/31/2014	$31.05	0.04	4.87	4.91	(0.07)	(1.62)
7/31/2013	$25.49	0.10	5.50	5.60	(0.04)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2018 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(h)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.05%.
(i)	Advisor Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(j)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(k)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(l)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(m)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.02%.
(n)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.06%.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Large Cap Growth Fund | Semiannual Report 2018

Total distributions to shareholders	Reimbursement from affiliate	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(2.52)	—	$42.37	14.28%	1.05% (d)	1.05% (d)	(0.11%) (d)	23%	$212,421
(0.54)	—	$39.48	19.59%	1.09%	1.09% (e)	0.16%	29%	$194,803
(3.51)	—	$33.55	(0.97%)	1.11%	1.11% (e)	0.01%	45%	$179,935
(4.08)	—	$37.41	22.49%	1.13%	1.13% (e)	0.08%	59%	$197,026
(1.69)	—	$34.27	16.21%	1.19%	1.19% (e)	0.13%	88%	$172,830
(0.04)	—	$31.05	22.01%	1.23%	1.23% (e)	0.35%	104%	$160,462
Columbia Large Cap Growth Fund | Semiannual Report 2018	21

Notes to Financial Statements
January 31, 2018 (Unaudited)
Note 1. Organization
Columbia Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Class B shares of the Fund are no longer offered for sale. Effective July 17, 2017, Class B shares were automatically converted to Class A shares without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Class E shares are trust shares which are held in an irrevocable trust until the specified trust termination date. Class E shares are subject to a maximum front-end sales charge of 4.50% based on the investment amount. Class E shares purchased without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within one year after purchase. Class E shares are closed to new investors and new accounts.
Class F shares of the Fund are no longer offered for sale. When available, Class F shares were trust shares which were held in an irrevocable trust until the specified trust termination date and were subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Effective July 17, 2017, Class F shares were automatically converted to Class E shares of the Fund without a CDSC. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class F shares was redeemed without a CDSC.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
22	Columbia Large Cap Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
Class V shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
Columbia Large Cap Growth Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
24	Columbia Large Cap Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2018 was 0.66% of the Fund’s average daily net assets.
Columbia Large Cap Growth Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund as disclosed in the Statement of Operations, along with other affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Class E	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class K	0.06
Class R	0.12
Class T	0.12
Class V	0.12
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At January 31, 2018, the Fund’s total potential future obligation over the life of the Guaranty is $45,150. The liability remaining at January 31, 2018 for non-recurring charges associated with the lease amounted to $17,284 and is recorded as a part of the payable for other expenses in the Statement of Assets and
26	Columbia Large Cap Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Liabilities. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at January 31, 2018 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $43,170, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2018, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class E, Class F and Class T shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.10%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class E, Class F, Class R and Class T shares of the Fund, respectively. As a result of all Class B and Class F shares of the Fund being redeemed or converted to Class A and Class E shares, respectively, August 4, 2017 was the last day the Fund paid a service fee or distribution fee for Class B and Class F shares.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class T shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class T shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class T shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Columbia Large Cap Growth Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2018, if any, are listed below:
Amount ($)
Class A	296,720
Class C	1,967
Class E	800
Class V	7,143
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	November 1, 2017 through November 30, 2018	Prior to November 1, 2017
Class A	1.19%	1.20%
Advisor Class	0.94	0.95
Class C	1.94	1.95
Class E	1.29	1.30
Institutional Class	0.94	0.95
Institutional 2 Class	0.87	0.89
Institutional 3 Class	0.83	0.84
Class K	1.12	1.14
Class R	1.44	1.45
Class T	1.19	1.20
Class V	1.19	1.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,309,968,000	1,577,737,000	(49,307,000)	1,528,430,000
28	Columbia Large Cap Growth Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $807,438,044 and $915,289,788, respectively, for the six months ended January 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2018.
Note 8. Significant risks
Shareholder concentration risk
At January 31, 2018, one unaffiliated shareholder of record owned 10.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 41.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new
Columbia Large Cap Growth Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Large Cap Growth Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Large Cap Growth Fund | Semiannual Report 2018	31

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Columbia Large Cap Growth Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR174_07_H01_(03/18)

SemiAnnual Report
January 31, 2018
Columbia AMT-Free Oregon Intermediate Muni Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund   |  Semiannual Report 2018

Columbia AMT-Free Oregon Intermediate Muni Bond Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia AMT-Free Oregon Intermediate Muni Bond Fund (the Fund) seeks a high level of income exempt from federal and Oregon income tax by investing at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities issued by the State of Oregon (and its political subdivisions, agencies, authorities and instrumentalities).
Portfolio management
Paul Fuchs, CFA
Co-portfolio manager
Managed Fund since 2016
Deborah Vargo
Co-portfolio manager
Managed Fund since December 2017
Average annual total returns (%) (for the period ended January 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	-0.60	2.13	1.57	2.99
	Including sales charges		-3.62	-0.94	0.95	2.67
Advisor Class*		03/19/13	-0.48	2.47	1.83	3.25
Class C	Excluding sales charges	10/13/03	-0.83	1.67	1.13	2.56
	Including sales charges		-1.81	0.68	1.13	2.56
Institutional Class		07/02/84	-0.47	2.39	1.82	3.24
Institutional 2 Class*		11/08/12	-0.46	2.42	1.86	3.26
Institutional 3 Class*		03/01/17	-0.51	2.37	1.82	3.24
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			-0.59	2.93	2.39	3.95
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products /mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2018)
AAA rating	9.0
AA rating	55.5
A rating	22.7
BBB rating	6.4
BB rating	0.4
C rating	1.5
Not rated	4.5
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2017 — January 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	994.00	1,020.97	4.22	4.28	0.84
Advisor Class (formerly Class R4)	1,000.00	1,000.00	995.20	1,022.23	2.97	3.01	0.59
Class C	1,000.00	1,000.00	991.70	1,018.70	6.48	6.56	1.29
Institutional Class (formerly Class Z)	1,000.00	1,000.00	995.30	1,022.23	2.97	3.01	0.59
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	995.40	1,022.43	2.77	2.80	0.55
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	994.90	1,022.63	2.56	2.60	0.51
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments
January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 100.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.2%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2028	5.000%	1,240,000	1,440,384
07/01/2031	5.000%	1,750,000	2,007,373
07/01/2032	5.000%	2,000,000	2,289,800
Revenue Bonds
Passenger Facility Charge
Series 2011
07/01/2027	5.500%	6,635,000	7,388,205
Total			13,125,762
Charter Schools 0.2%
Oregon State Facilities Authority(a)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	200,000	206,132
06/15/2035	5.500%	540,000	556,222
Total			762,354
Higher Education 5.2%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2034	5.250%	1,000,000	1,080,860
Series 2015
05/01/2030	5.000%	550,000	610,555
05/01/2036	5.000%	1,500,000	1,634,790
Oak Tree Foundation Project
Series 2017
03/01/2024	5.000%	250,000	279,215
03/01/2025	5.000%	200,000	224,122
Oregon Health & Science University(b)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/2021	0.000%	7,070,000	6,282,331
Oregon Health & Science University
Revenue Bonds
Series 2012E
07/01/2032	5.000%	7,000,000	7,788,830
Oregon State Facilities Authority
Refunding Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	271,007
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	563,670
04/01/2031	5.000%	530,000	598,582
Revenue Bonds
Linfield College Project
Series 2015A
10/01/2024	5.000%	1,390,000	1,597,444
Total			20,931,406
Hospital 11.2%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/2020	4.000%	915,000	955,717
08/01/2021	4.000%	725,000	766,441
08/01/2026	5.000%	1,200,000	1,290,852
08/01/2027	5.000%	1,260,000	1,349,926
08/01/2031	5.000%	2,860,000	3,034,632
Deschutes County Hospital Facilities Authority
Refunding Revenue Bonds
St. Charles Health System
Series 2016
01/01/2033	4.000%	500,000	518,225
Hospital Facilities Authority of Multnomah County
Revenue Bonds
Adventist Health West
Series 2009A
09/01/2021	5.000%	3,685,000	3,878,536
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/2022	5.000%	500,000	562,105
Series 2016
09/01/2028	5.000%	265,000	306,049
09/01/2030	5.000%	830,000	946,615
09/01/2031	5.000%	500,000	568,775
09/01/2032	5.000%	270,000	306,266
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	4,000,000	4,626,280
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2011A
05/01/2020	5.250%	5,000,000	5,394,200
Series 2016A
06/01/2033	5.000%	1,600,000	1,825,408
06/01/2034	5.000%	3,185,000	3,623,670

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PeaceHealth Project
Series 2009A
11/01/2019	5.000%	3,695,000	3,901,957
Series 2014A
11/15/2029	5.000%	1,600,000	1,813,712
Samaritan Health Services Project
Series 2010A
10/01/2022	5.000%	3,450,000	3,724,585
Series 2016
10/01/2031	5.000%	2,430,000	2,742,887
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Project
Series 2016A
05/15/2030	5.000%	1,000,000	1,148,890
05/15/2031	5.000%	1,025,000	1,172,754
Salem Health Projects
Series 2016A
05/15/2029	5.000%	1,000,000	1,153,650
Total			45,612,132
Independent Power 1.5%
Western Generation Agency
Revenue Bonds
Wauna Cogeneration Project
Series 2006A
01/01/2020	5.000%	3,235,000	3,229,015
01/01/2021	5.000%	3,000,000	2,988,630
Total			6,217,645
Investor Owned 1.0%
Port of Morrow
Refunding Revenue Bonds
Portland General Electric
Series 1998A
05/01/2033	5.000%	3,750,000	4,060,312
Local General Obligation 35.5%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
Unlimited General Obligation Refunding Bonds
Series 2007 (AGM)
06/15/2020	5.000%	5,000,000	5,386,350
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,086,320
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,686,858
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/2031	5.400%	610,000	610,677
Central Oregon Community College
Limited General Obligation Bonds
Series 2014
06/01/2029	5.000%	500,000	577,185
Unlimited General Obligation Bonds
Series 2010
06/15/2024	4.750%	2,580,000	2,761,942
Chemeketa Community College
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,281,379
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2015
06/15/2026	4.000%	1,745,000	1,933,757
City of Hillsboro
Limited General Obligation Refunding Bonds
Series 2012
06/01/2025	4.000%	1,875,000	2,022,506
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	1,952,614
06/01/2027	5.000%	1,715,000	1,991,767
City of Madras
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/2024	4.000%	745,000	793,038
02/15/2027	4.500%	500,000	540,150
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/2024	5.000%	1,985,000	2,338,687
Limited Tax General Obligation Refunding Bonds
Series 2011A
06/01/2023	5.000%	6,140,000	6,786,910
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/2024	5.000%	1,885,000	2,222,811
City of Portland(b)
Limited Tax General Obligation Bonds
Series 2001B
06/01/2019	0.000%	4,000,000	3,917,120
06/01/2020	0.000%	4,000,000	3,835,520

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	786,401
City of Salem
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,190,640
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	655,855
Clackamas Community College District(b)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	0.000%	760,000	778,764
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	3,041,888
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	4,124,295
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2029	5.000%	1,500,000	1,740,570
Unlimited General Obligation Refunding Notes
Series 2016
06/15/2032	4.000%	2,000,000	2,151,600
Clackamas County School District No. 62
Limited General Obligation Refunding Bonds
Series 2014
06/01/2034	5.000%	1,770,000	2,004,277
Clackamas County School District No. 7J Lake Oswego
Unlimited General Obligation Bonds
Series 2017
06/01/2032	4.000%	2,140,000	2,309,360
Deschutes & Jefferson Counties School District No. 2J Redmond(b)
Unlimited General Obligation Bonds
Series 2004B (NPFGC)
06/15/2022	0.000%	2,335,000	2,129,450
Jackson County School District No. 549C Medford
Unlimited General Obligation Refunding Bonds
Series 2015
12/15/2023	5.000%	1,000,000	1,163,530
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2020	5.500%	1,000,000	1,088,110
06/15/2021	5.500%	1,410,000	1,579,299
Jefferson County School District No. 509J
Unlimited General Obligation Bonds
Madras
Series 2013B
06/15/2028	5.000%	2,095,000	2,391,631
Klamath Falls City Schools
Unlimited General Obligation Refunding Bonds
Series 2015A
06/15/2028	4.000%	500,000	537,965
Lane & Douglas Counties School District No. 45J3(b)
Unlimited General Obligation Bonds
Deferred Interest
Series 2016A
06/15/2034	0.000%	1,000,000	533,400
06/15/2036	0.000%	1,000,000	484,580
Lane & Douglas Counties School District No. 45J3
Unlimited General Obligation Refunding Bonds
South Lane
Series 2012
06/15/2020	3.000%	1,000,000	1,031,000
06/15/2021	3.000%	1,610,000	1,674,480
Lane Community College
Unlimited General Obligation Bonds
Series 2012
06/15/2023	5.000%	1,000,000	1,133,410
Lane County School District No. 1 Pleasant Hill(b)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,237,211
Lane County School District No. 19 Springfield
Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,317,060
Lane County School District No. 19 Springfield(b)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	2,195,158
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2024	0.000%	2,305,000	1,971,351
06/15/2028	0.000%	1,480,000	1,065,955
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,195,650

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Marion & Clackamas Counties School District No. 4J Silver Falls
Unlimited General Obligation Refunding Bonds
Series 2013
06/15/2021	4.000%	2,785,000	2,982,512
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(b)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,263,520
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,559,560
Multnomah County School District No. 7 Reynolds(b)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	2,538,480
Pacific Communities Health District
Unlimited General Obligation Bonds
Series 2016
06/01/2031	5.000%	775,000	892,792
06/01/2032	5.000%	845,000	970,736
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	818,288
02/01/2028	4.000%	1,000,000	1,085,040
Portland Community College District
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,515,233
Rogue Community College District
Unlimited General Obligation Bonds
Series 2016B
06/15/2031	4.000%	330,000	356,030
06/15/2032	4.000%	455,000	489,489
Umatilla County School District No. 16R Pendleton
Unlimited General Obligation Bonds
Series 2014A
06/15/2030	5.000%	1,110,000	1,280,196
06/15/2031	5.000%	2,890,000	3,327,604
Umatilla County School District No. 8R Hermiston
Unlimited General Obligation Bonds
Series 2010
06/15/2029	4.500%	2,360,000	2,496,951
Union County School District No. 1 La Grande
Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,065,650
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2021	5.000%	6,575,000	7,277,933
Washington & Multnomah Counties School District No. 48J Beaverton
Limited General Obligation Refunding Notes
Series 2016
06/01/2030	4.000%	860,000	930,864
Unlimited General Obligation Bonds
Series 2014
06/15/2033	5.000%	4,000,000	4,592,960
Unlimited General Obligation Refunding Bonds
Series 2012-B
06/15/2023	4.000%	4,090,000	4,457,405
Washington Clackamas & Yamhill Counties School District No. 88J(b),(c)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	1,614,865
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	5,339,340
Washington County School District No. 1 West Union
Unlimited General Obligation Bonds
Hillsboro School District No. 1J
Series 2017
06/15/2035	5.000%	2,500,000	2,930,200
Washington County School District No. 15 Forest Grove
Unlimited General Obligation Bonds
Series 2012A
06/15/2024	5.000%	1,780,000	2,017,470
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2021	5.500%	1,000,000	1,121,810
Total			144,163,409
Multi-Family 1.2%
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Projects
Series 2013A
10/01/2018	4.000%	740,000	751,914
10/01/2019	4.000%	780,000	807,597
10/01/2020	4.000%	810,000	849,439
10/01/2022	4.000%	875,000	927,666

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon State Facilities Authority(a)
Revenue Bonds
College Housing Northwest Projects
Series 2016A
10/01/2026	4.000%	500,000	504,350
10/01/2036	5.000%	1,000,000	1,031,860
Total			4,872,826
Municipal Power 2.0%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	399,564
12/01/2034	5.000%	400,000	455,744
12/01/2035	5.000%	410,000	466,219
12/01/2036	5.000%	440,000	499,017
City of Eugene Electric Utility System
Refunding Revenue Bonds
Series 2016A
08/01/2031	4.000%	750,000	807,053
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	634,956
08/01/2030	5.000%	420,000	500,837
08/01/2031	5.000%	450,000	534,951
08/01/2032	5.000%	250,000	296,275
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,670,704
12/01/2036	5.000%	1,545,000	1,751,041
Total			8,016,361
Ports 1.0%
Port of Morrow
Limited General Obligation Refunding Bonds
Series 2016
12/01/2027	5.000%	615,000	685,737
12/01/2028	5.000%	645,000	718,846
12/01/2029	5.000%	340,000	378,213
12/01/2030	5.000%	335,000	372,299
12/01/2031	5.000%	375,000	416,164
12/01/2036	5.000%	1,160,000	1,284,305
Total			3,855,564
Refunded / Escrowed 15.1%
City of Eugene Electric Utility System
Prerefunded 08/01/21 Revenue Bonds
Series 2011A
08/01/2028	5.000%	2,200,000	2,443,892
08/01/2029	5.000%	3,410,000	3,788,033
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Salem
Prerefunded 06/01/19 Limited General Obligation Bonds
Series 2009
06/01/2026	5.000%	3,315,000	3,467,656
Prerefunded 06/01/19 Unlimited General Obligation Bonds
Series 2009
06/01/2020	5.000%	880,000	920,524
Clackamas & Washington Counties School District No. 3
Prerefunded 06/15/19 Unlimited General Obligation Bonds
West Linn-Wilsonville
Series 2009
06/15/2024	5.000%	4,150,000	4,346,668
Clackamas County School District No. 46 Oregon Trail
Prerefunded 06/15/19 Unlimited General Obligation Bonds
Series 2009A
06/15/2025	5.000%	4,350,000	4,559,191
06/15/2026	5.000%	3,000,000	3,144,270
Columbia Multnomah & Washington Counties School District No. 1J
Prerefunded 06/15/19 Unlimited General Obligation Bonds
Scappoose School District 1J
Series 2009
06/15/2023	5.000%	1,000,000	1,048,090
06/15/2024	5.000%	1,165,000	1,221,025
06/15/2025	5.000%	1,275,000	1,336,315
County of Lane
Prerefunded 11/01/19 Limited General Obligation Bonds
Series 2009A
11/01/2024	5.000%	1,000,000	1,059,400
11/01/2025	5.000%	1,140,000	1,207,716
Deschutes County Hospital Facilities Authority
Prerefunded 01/01/19 Revenue Bonds
Cascade Health Services, Inc.
Series 2008
01/01/2023	7.375%	2,000,000	2,105,640
Oregon State Lottery
Prerefunded 04/01/19 Revenue Bonds
Series 2009A
04/01/2021	5.000%	2,500,000	2,602,900
04/01/2027	5.000%	4,000,000	4,164,640
Puerto Rico Public Finance Corp.(d)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	6,176,900
State of Oregon Department of Transportation
Prerefunded 05/15/19 Revenue Bonds
Senior Lien
Series 2009A
11/15/2027	4.750%	7,000,000	7,295,890

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tri-County Metropolitan Transportation District of Oregon
Prerefunded 09/01/19 Revenue Bonds
Series 2009A
09/01/2021	4.250%	1,815,000	1,893,535
Prerefunded 10/01/21 Revenue Bonds
Capital Grant Receipt
Series 2011A
10/01/2025	5.000%	4,775,000	5,326,894
10/01/2027	5.000%	3,000,000	3,346,740
Total			61,455,919
Retirement Communities 2.7%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	4,000,000	4,231,960
Terwilliger Plaza, Inc.
Series 2012
12/01/2020	5.000%	960,000	1,014,768
12/01/2022	5.000%	500,000	566,015
Series 2016
12/01/2030	5.000%	325,000	369,948
12/01/2036	5.000%	900,000	1,005,372
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/2022	5.000%	625,000	707,187
10/01/2023	5.000%	645,000	740,660
10/01/2024	5.000%	455,000	519,096
Polk County Hospital Facility Authority
Revenue Bonds
Dallas Retirement Village Project
Series 2015A
07/01/2035	5.125%	1,240,000	1,293,903
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview Retirement Community
Series 2016
11/15/2026	4.000%	500,000	517,255
Total			10,966,164
Single Family 1.5%
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	3,000,000	2,925,090
Single Family Mortgage Program
Series 2010A
07/01/2027	5.250%	165,000	168,655
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2011A
07/01/2025	5.250%	2,370,000	2,506,844
Series 2011B
07/01/2028	5.250%	545,000	553,845
Total			6,154,434
Special Non Property Tax 4.6%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	512,200
06/15/2031	5.000%	725,000	850,403
06/15/2032	5.000%	780,000	912,124
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/2027	5.000%	1,750,000	2,026,588
Series 2015D
04/01/2027	5.000%	2,500,000	2,961,525
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	4,833,360
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,208,340
Territory of Guam(d)
Revenue Bonds
Series 2011A
01/01/2031	5.000%	1,100,000	1,154,076
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,091,750
09/01/2032	4.000%	1,250,000	1,361,700
Revenue Bonds
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,876,932
Total			18,788,998
Special Property Tax 4.0%
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06/01/2031	5.200%	2,700,000	2,730,483

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Portland
Refunding Tax Allocation Bonds
Senior Lien-Oregon Convention Center
Series 2011
06/15/2020	5.000%	4,305,000	4,614,745
Series 2015
06/15/2024	5.000%	1,480,000	1,630,560
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/2026	5.000%	1,580,000	1,722,879
06/15/2027	5.000%	1,370,000	1,493,889
Lents Town Center
Series 2010B
06/15/2025	5.000%	1,550,000	1,666,018
06/15/2026	5.000%	1,440,000	1,547,438
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal
Series 2001
02/15/2021	5.625%	695,000	695,633
Total			16,101,645
State General Obligation 2.4%
State of Oregon
Unlimited General Obligation Bonds
Article XI-Q State Project
Series 2017A
05/01/2026	5.000%	1,250,000	1,501,137
Series 2015F
05/01/2030	5.000%	5,565,000	6,485,785
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	880,823
Series 2016A
08/01/2031	3.500%	500,000	518,630
08/01/2032	3.500%	500,000	517,490
Total			9,903,865
Transportation 2.7%
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,454,126
10/01/2027	5.000%	1,485,000	1,758,492
Tri-County Metropolitan Transportation District of Oregon(c)
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	7,904,864
Total			11,117,482
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 5.7%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/2022	4.000%	1,240,000	1,344,482
08/01/2023	4.000%	1,290,000	1,411,711
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2031	4.000%	165,000	177,552
08/01/2032	4.000%	500,000	536,480
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	8,033,514
Revenue Bonds
Series 2014A
05/01/2028	4.000%	3,390,000	3,663,980
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	222,474
04/01/2026	4.000%	250,000	279,293
04/01/2027	4.000%	270,000	302,276
City of Woodburn Wastewater
Refunding Revenue Bonds
Series 2011A
03/01/2022	5.000%	4,620,000	5,139,334
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	229,660
11/01/2033	5.000%	265,000	302,990
11/01/2034	5.000%	250,000	284,960
11/01/2035	5.000%	225,000	256,147
11/01/2036	5.000%	200,000	227,266
Guam Government Waterworks Authority(d)
Revenue Bonds
Series 2016
07/01/2036	5.000%	700,000	758,443
Total			23,170,562
Total Municipal Bonds (Cost $397,827,491)			409,276,840

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Money Market Funds 0.5%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.940%(e)	2,244,033	2,244,033
Total Money Market Funds (Cost $2,244,033)		2,244,033
Total Investments (Cost: $400,071,524)		411,520,873
Other Assets & Liabilities, Net		(4,973,833)
Net Assets		406,547,040
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $2,298,564, which represents 0.57% of net assets.
(b)	Zero coupon bond.
(c)	Represents a security purchased on a when-issued basis.
(d)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2018, the value of these securities amounted to $8,089,419, which represents 1.99% of net assets.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	409,276,840	—	409,276,840
Money Market Funds	2,244,033	—	—	2,244,033
Total Investments	2,244,033	409,276,840	—	411,520,873
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018	13

Statement of Assets and Liabilities
January 31, 2018 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$400,071,524
Investments in unaffiliated issuers, at value	411,520,873
Cash	1,278,814
Receivable for:
Investments sold	215,906
Capital shares sold	1,159,995
Interest	3,618,407
Prepaid expenses	1,531
Trustees’ deferred compensation plan	67,571
Total assets	417,863,097
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	9,535,626
Capital shares purchased	691,783
Distributions to shareholders	965,852
Management services fees	5,204
Distribution and/or service fees	670
Transfer agent fees	29,962
Compensation of chief compliance officer	21
Other expenses	19,368
Trustees’ deferred compensation plan	67,571
Total liabilities	11,316,057
Net assets applicable to outstanding capital stock	$406,547,040
Represented by
Paid in capital	394,869,651
Undistributed net investment income	331,543
Accumulated net realized loss	(103,503)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	11,449,349
Total - representing net assets applicable to outstanding capital stock	$406,547,040
Class A
Net assets	$39,561,056
Shares outstanding	3,238,095
Net asset value per share	$12.22
Maximum offering price per share(a)	$12.60
Advisor Class(b)
Net assets	$577,211
Shares outstanding	47,250
Net asset value per share	$12.22
Class C
Net assets	$21,070,066
Shares outstanding	1,724,605
Net asset value per share	$12.22
Institutional Class(c)
Net assets	$308,636,983
Shares outstanding	25,262,513
Net asset value per share	$12.22
Institutional 2 Class(d)
Net assets	$33,287,349
Shares outstanding	2,728,897
Net asset value per share	$12.20
Institutional 3 Class(e)
Net assets	$3,414,375
Shares outstanding	279,111
Net asset value per share	$12.23

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
January 31, 2018 (Unaudited)
(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018	15

Statement of Operations
Six Months Ended January 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$9,949
Interest	7,277,293
Total income	7,287,242
Expenses:
Management services fees	1,022,256
Distribution and/or service fees
Class A	52,713
Class B	1
Class C	116,021
Transfer agent fees
Class A	19,029
Advisor Class(a)	317
Class C	10,467
Institutional Class(b)	146,541
Institutional 2 Class(c)	12,869
Institutional 3 Class(d)	122
Compensation of board members	12,840
Custodian fees	2,036
Printing and postage fees	10,456
Registration fees	4,251
Audit fees	16,174
Legal fees	5,530
Compensation of chief compliance officer	92
Other	8,785
Total expenses	1,440,500
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(86)
Fees waived by distributor
Class C	(34,807)
Total net expenses	1,405,607
Net investment income	5,881,635
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	844,208
Net realized gain	844,208
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(8,823,268)
Net change in unrealized appreciation (depreciation)	(8,823,268)
Net realized and unrealized loss	(7,979,060)
Net decrease in net assets resulting from operations	$(2,097,425)

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017 (a)
Operations
Net investment income	$5,881,635	$12,562,590
Net realized gain (loss)	844,208	(777,596)
Net change in unrealized appreciation (depreciation)	(8,823,268)	(13,893,314)
Net decrease in net assets resulting from operations	(2,097,425)	(2,108,320)
Distributions to shareholders
Net investment income
Class A	(526,972)	(1,266,590)
Advisor Class(b)	(9,654)	(13,955)
Class B(c)	—	(191)
Class C	(237,602)	(549,384)
Institutional Class(d)	(4,460,856)	(9,693,553)
Institutional 2 Class(e)	(609,000)	(958,763)
Institutional 3 Class(f)	(32,353)	(119)
Total distributions to shareholders	(5,876,437)	(12,482,555)
Decrease in net assets from capital stock activity	(29,882,335)	(19,416,530)
Total decrease in net assets	(37,856,197)	(34,007,405)
Net assets at beginning of period	444,403,237	478,410,642
Net assets at end of period	$406,547,040	$444,403,237
Undistributed net investment income	$331,543	$326,345

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(d)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(e)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(f)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018	17

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2018 (Unaudited)		July 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	315,310	3,893,310	1,906,297	23,941,317
Distributions reinvested	41,823	517,204	99,655	1,238,210
Redemptions	(603,439)	(7,462,824)	(2,478,963)	(30,472,617)
Net decrease	(246,306)	(3,052,310)	(473,011)	(5,293,090)
Advisor Class(d)
Subscriptions	14,560	180,259	34,317	426,822
Distributions reinvested	781	9,654	1,125	13,954
Redemptions	(21,435)	(263,913)	(6,015)	(74,511)
Net increase (decrease)	(6,094)	(74,000)	29,427	366,265
Class B(b)
Distributions reinvested	—	—	15	191
Redemptions (c)	(838)	(10,465)	(46)	(564)
Net decrease	(838)	(10,465)	(31)	(373)
Class C
Subscriptions	103,602	1,280,299	267,322	3,345,615
Distributions reinvested	17,767	219,706	40,437	502,520
Redemptions	(350,723)	(4,341,709)	(571,110)	(7,062,878)
Net decrease	(229,354)	(2,841,704)	(263,351)	(3,214,743)
Institutional Class(e)
Subscriptions	870,685	10,800,096	2,352,832	29,099,132
Distributions reinvested	274,811	3,398,240	585,573	7,275,425
Redemptions	(2,652,806)	(32,908,806)	(5,336,134)	(65,941,293)
Net decrease	(1,507,310)	(18,710,470)	(2,397,729)	(29,566,736)
Institutional 2 Class(f)
Subscriptions	766,669	9,502,854	2,127,825	26,151,061
Distributions reinvested	49,301	608,861	77,327	958,177
Redemptions	(1,519,781)	(18,773,397)	(712,437)	(8,827,091)
Net increase (decrease)	(703,811)	(8,661,682)	1,492,715	18,282,147
Institutional 3 Class(g)
Subscriptions	289,636	3,608,976	813	10,000
Distributions reinvested	2,611	32,204	—	—
Redemptions	(13,949)	(172,884)	—	—
Net increase	278,298	3,468,296	813	10,000
Total net decrease	(2,415,415)	(29,882,335)	(1,611,167)	(19,416,530)

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(c)	Includes conversions of Class B shares to Class A shares, if any.
(d)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018

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Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
1/31/2018 (c)	$12.45	0.16	(0.23)	(0.07)	(0.16)	—
7/31/2017	$12.82	0.32	(0.37)	(0.05)	(0.32)	—
7/31/2016	$12.54	0.33	0.28	0.61	(0.33)	—
7/31/2015	$12.61	0.34	(0.07)	0.27	(0.34)	—
7/31/2014	$12.30	0.35	0.31	0.66	(0.35)	(0.00) (g)
7/31/2013	$12.95	0.34	(0.65)	(0.31)	(0.34)	—
Advisor Class(h)
1/31/2018 (c)	$12.45	0.17	(0.23)	(0.06)	(0.17)	—
7/31/2017	$12.82	0.35	(0.37)	(0.02)	(0.35)	—
7/31/2016	$12.54	0.36	0.28	0.64	(0.36)	—
7/31/2015	$12.60	0.37	(0.06)	0.31	(0.37)	—
7/31/2014	$12.30	0.38	0.30	0.68	(0.38)	(0.00) (g)
7/31/2013 (i)	$12.83	0.13	(0.53)	(0.40)	(0.13)	—
Class C
1/31/2018 (c)	$12.45	0.13	(0.23)	(0.10)	(0.13)	—
7/31/2017	$12.83	0.26	(0.38)	(0.12)	(0.26)	—
7/31/2016	$12.54	0.27	0.29	0.56	(0.27)	—
7/31/2015	$12.61	0.29	(0.07)	0.22	(0.29)	—
7/31/2014	$12.31	0.30	0.30	0.60	(0.30)	(0.00) (g)
7/31/2013	$12.95	0.29	(0.64)	(0.35)	(0.29)	—
Institutional Class(j)
1/31/2018 (c)	$12.45	0.17	(0.23)	(0.06)	(0.17)	—
7/31/2017	$12.82	0.35	(0.37)	(0.02)	(0.35)	—
7/31/2016	$12.54	0.36	0.28	0.64	(0.36)	—
7/31/2015	$12.61	0.37	(0.07)	0.30	(0.37)	—
7/31/2014	$12.31	0.38	0.30	0.68	(0.38)	(0.00) (g)
7/31/2013	$12.95	0.37	(0.64)	(0.27)	(0.37)	—
Institutional 2 Class(k)
1/31/2018 (c)	$12.43	0.17	(0.23)	(0.06)	(0.17)	—
7/31/2017	$12.81	0.35	(0.38)	(0.03)	(0.35)	—
7/31/2016	$12.53	0.37	0.28	0.65	(0.37)	—
7/31/2015	$12.59	0.38	(0.06)	0.32	(0.38)	—
7/31/2014	$12.29	0.38	0.30	0.68	(0.38)	(0.00) (g)
7/31/2013 (l)	$12.99	0.27	(0.70)	(0.43)	(0.27)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.16)	$12.22	(0.60%)	0.84% (d)	0.84% (d)	2.50% (d)	7%	$39,561
(0.32)	$12.45	(0.39%)	0.83% (e)	0.83% (e),(f)	2.53%	15%	$43,387
(0.33)	$12.82	4.92%	0.86%	0.85% (f)	2.60%	9%	$50,750
(0.34)	$12.54	2.17%	0.87%	0.83% (f)	2.71%	11%	$41,121
(0.35)	$12.61	5.43%	0.86%	0.81% (f)	2.81%	9%	$37,935
(0.34)	$12.30	(2.47%)	0.86%	0.80% (f)	2.65%	15%	$35,438

(0.17)	$12.22	(0.48%)	0.59% (d)	0.59% (d)	2.75% (d)	7%	$577
(0.35)	$12.45	(0.14%)	0.59% (e)	0.59% (e),(f)	2.80%	15%	$664
(0.36)	$12.82	5.18%	0.61%	0.61% (f)	2.85%	9%	$307
(0.37)	$12.54	2.50%	0.62%	0.58% (f)	2.97%	11%	$130
(0.38)	$12.60	5.58%	0.62%	0.56% (f)	3.08%	9%	$77
(0.13)	$12.30	(3.13%)	0.58% (d)	0.56% (d),(f)	2.92% (d)	15%	$2

(0.13)	$12.22	(0.83%)	1.59% (d)	1.29% (d)	2.05% (d)	7%	$21,070
(0.26)	$12.45	(0.91%)	1.58% (e)	1.28% (e),(f)	2.09%	15%	$24,330
(0.27)	$12.83	4.53%	1.61%	1.30% (f)	2.15%	9%	$28,438
(0.29)	$12.54	1.73%	1.62%	1.26% (f)	2.27%	11%	$24,863
(0.30)	$12.61	4.93%	1.61%	1.21% (f)	2.41%	9%	$23,694
(0.29)	$12.31	(2.78%)	1.61%	1.20% (f)	2.25%	15%	$26,055

(0.17)	$12.22	(0.47%)	0.59% (d)	0.59% (d)	2.75% (d)	7%	$308,637
(0.35)	$12.45	(0.14%)	0.58% (e)	0.58% (e),(f)	2.79%	15%	$333,321
(0.36)	$12.82	5.18%	0.61%	0.60% (f)	2.85%	9%	$374,062
(0.37)	$12.54	2.42%	0.62%	0.58% (f)	2.96%	11%	$366,351
(0.38)	$12.61	5.61%	0.61%	0.56% (f)	3.06%	9%	$370,871
(0.37)	$12.31	(2.14%)	0.61%	0.55% (f)	2.90%	15%	$391,179

(0.17)	$12.20	(0.46%)	0.55% (d)	0.55% (d)	2.78% (d)	7%	$33,287
(0.35)	$12.43	(0.18%)	0.55% (e)	0.55% (e)	2.85%	15%	$42,681
(0.37)	$12.81	5.24%	0.55%	0.55%	2.90%	9%	$24,844
(0.38)	$12.53	2.54%	0.55%	0.55%	3.00%	11%	$18,712
(0.38)	$12.59	5.64%	0.56%	0.53%	3.09%	9%	$8,092
(0.27)	$12.29	(3.38%)	0.55% (d)	0.54% (d)	2.97% (d)	15%	$5,377
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018	21

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Institutional 3 Class(m)
1/31/2018 (c)	$12.47	0.18	(0.24)	(0.06)	(0.18)	—
7/31/2017 (n)	$12.30	0.15	0.17 (o)	0.32	(0.15)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2018 (unaudited).
(d)	Annualized.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class
07/31/2017	0.02%	0.01%	0.02%	0.02%	0.01%

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Rounds to zero.
(h)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(i)	Advisor Class shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(j)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(k)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(l)	Institutional 2 Class shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(m)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(n)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(o)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.18)	$12.23	(0.51%)	0.52% (d)	0.51% (d)	2.91% (d)	7%	$3,414
(0.15)	$12.47	2.59%	0.53% (d)	0.53% (d)	2.84% (d)	15%	$10
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018	23

Notes to Financial Statements
January 31, 2018 (Unaudited)
Note 1. Organization
Columbia AMT-Free Oregon Intermediate Muni Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Effective July 17, 2017, Class B shares of the Fund were no longer offered. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or
24	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2018 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund as disclosed in the Statement of Operations, along with other affiliated funds governed by the Board of Trustees, based on relative net assets.
26	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund, respectively. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a service fee or distribution fee for Class B shares.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2018, if any, are listed below:
Amount ($)
Class A	19,694
Class C	127
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	November 1, 2017 through November 30, 2018	Prior to November 1, 2017
Class A	0.84%	0.85%
Advisor Class	0.59	0.60
Class C	1.59	1.60
Institutional Class	0.59	0.60
Institutional 2 Class	0.56	0.58
Institutional 3 Class	0.52	0.53
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
400,072,000	13,180,000	(1,731,000)	11,449,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
28	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The following capital loss carryforwards, determined at July 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	947,711	—	947,711
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $28,488,306 and $48,635,887, respectively, for the six months ended January 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2018.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Geographic concentration risk
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2018, one unaffiliated shareholder of record owned 16.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia AMT-Free Oregon Intermediate Muni Bond Fund | Semiannual Report 2018	31

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Columbia AMT-Free Oregon Intermediate Muni Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR207_07_H01_(03/18)

SemiAnnual Report
January 31, 2018
Columbia Tax-Exempt Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Tax-Exempt Fund   |  Semiannual Report 2018

Columbia Tax-Exempt Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Tax-Exempt Fund (the Fund) ) seeks total return, consisting of current income exempt from federal income tax and of capital appreciation, consistent with moderate fluctuation of principal.
Portfolio management
Kimberly Campbell
Co-Portfolio Manager
Managed Fund since 2002
James Dearborn
Co-Portfolio Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended January 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/21/78	1.02	4.71	2.89	4.26
	Including sales charges		-2.00	1.60	2.27	3.94
Advisor Class*		03/19/13	1.05	4.84	3.09	4.36
Class C	Excluding sales charges	08/01/97	0.62	3.95	2.29	3.64
	Including sales charges		-0.37	2.95	2.29	3.64
Institutional Class		09/16/05	1.13	4.92	3.10	4.46
Institutional 2 Class*		12/11/13	1.13	4.92	3.10	4.36
Institutional 3 Class*		03/01/17	1.08	4.86	2.92	4.27
Bloomberg Barclays Municipal Bond Index			-0.19	3.52	2.69	4.20
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Tax-Exempt Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2018)
AAA rating	1.2
AA rating	17.9
A rating	38.2
BBB rating	25.8
BB rating	2.3
B rating	1.0
C rating	0.1
Not rated	13.5
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at January 31, 2018)
Illinois	16.1
Texas	9.6
California	9.4
Pennsylvania	6.8
Florida	6.4
Michigan	4.6
New York	3.7
Louisiana	3.3
Massachusetts	3.2
New Jersey	3.2
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Columbia Tax-Exempt Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2017 — January 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,010.20	1,021.58	3.65	3.67	0.72
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,010.50	1,022.58	2.64	2.65	0.52
Class C	1,000.00	1,000.00	1,006.20	1,018.30	6.93	6.97	1.37
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,011.30	1,022.58	2.64	2.65	0.52
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,011.30	1,022.58	2.64	2.65	0.52
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,010.80	1,022.84	2.38	2.40	0.47
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia Tax-Exempt Fund | Semiannual Report 2018

Portfolio of Investments
January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 1.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Colorado 0.0%
City & County of Denver(a),(b)
Refunding Certificate of Participation
VRDN Series 2008A2 (JPMorgan Chase Bank)
12/01/2029	0.950%	1,920,000	1,920,000
Massachusetts 0.2%
Massachusetts Development Finance Agency(a),(b)
Refunding Revenue Bonds
College of the Holy Cross
VRDN Series 2008A (JPMorgan Chase Bank)
09/01/2037	0.830%	5,800,000	5,800,000
New York 0.8%
City of New York(a),(b)
Unlimited General Obligation Bonds
VRDN Subordinated Series 2013H-2 (JPMorgan Chase Bank)
01/01/2036	1.000%	3,250,000	3,250,000
Unlimited General Obligation Notes
VRDN Subordinated Series 2013-D3 (JPMorgan Chase Bank)
08/01/2038	1.000%	7,000,000	7,000,000
New York City Transitional Finance Authority(a),(b)
Subordinated Revenue Bonds
Future Tax Secured
VRDN Series 2016 (JPMorgan Chase Bank)
02/01/2045	1.000%	9,000,000	9,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
VRDN Series 2012 (State Street Bank)
06/15/2032	0.980%	5,000,000	5,000,000
VRDN Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	1.000%	6,900,000	6,900,000
Total			31,150,000
Ohio 0.2%
Ohio Higher Educational Facility Commission(a),(b)
Revenue Bonds
Cleveland Clinic Health System Obligation
VRDN Series 2013 (Wells Fargo Bank)
01/01/2039	0.970%	5,995,000	5,995,000
Total Floating Rate Notes (Cost $44,865,000)			44,865,000

Municipal Bonds 97.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.8%
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/2046	5.000%	22,385,000	27,811,124
Alaska 0.7%
City of Koyukuk
Prerefunded 10/01/19 Revenue Bonds
Tanana Chiefs Conference Health Care
Series 2011
10/01/2032	7.500%	18,005,000	19,716,736
10/01/2041	7.750%	4,315,000	4,742,832
Total			24,459,568
Arizona 2.0%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/2042	5.000%	7,000,000	7,890,820
Revenue Bonds
Banner Health
Series 2014A
01/01/2044	5.000%	15,000,000	16,605,750
Glendale Industrial Development Authority
Revenue Bonds
Midwestern University
Series 2010
05/15/2035	5.000%	13,750,000	14,590,675
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy
Series 2015
06/15/2045	5.625%	2,680,000	2,795,428
Industrial Development Authority of the County of Pima (The)(d)
Revenue Bonds
GNMA Mortgage-Backed Securities
Series 1989 Escrowed to Maturity AMT
09/01/2021	8.200%	6,740,000	7,573,064
Maricopa County Industrial Development Authority(c)
Revenue Bonds
Christian Care Surprise, Inc.
Series 2016
01/01/2036	5.750%	2,000,000	2,024,920
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Southern California Edison Co.
Series 2000B
06/01/2035	5.000%	9,775,000	10,402,359

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Salt Verde Financial Corp.
Revenue Bonds
Senior Series 2007
12/01/2032	5.000%	7,170,000	8,442,173
Tempe Industrial Development Authority(c)
Revenue Bonds
Mirabella at ASU Project
Series 2017A
10/01/2052	6.125%	1,400,000	1,433,166
Total			71,758,355
Arkansas 0.3%
Pulaski County Public Facilities Board
Revenue Bonds
Series 2014
12/01/2039	5.000%	8,725,000	9,636,326
12/01/2042	5.000%	2,000,000	2,205,040
Total			11,841,366
California 9.3%
ABAG Finance Authority for Nonprofit Corps.
Prerefunded 08/01/19 Revenue Bonds
Sharp Healthcare
Series 2009
08/01/2039	6.250%	4,000,000	4,285,840
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2026	6.125%	3,420,000	3,886,864
07/01/2041	6.125%	7,015,000	7,776,408
California Health Facilities Financing Authority
Prerefunded 10/01/18 Revenue Bonds
Providence Health
Series 2008
10/01/2038	6.500%	110,000	113,759
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	10,329,000
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	15,000,000	15,639,450
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,500,000	1,684,695
02/01/2037	5.000%	1,000,000	1,120,660
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority(d),(e)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/2032	0.000%	1,830,000	274,500
California School Finance Authority(c)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	3,000,000	3,391,470
07/01/2046	6.375%	415,000	469,153
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/2037	5.000%	4,660,000	5,156,709
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	7,000,000	7,892,570
California Statewide Communities Development Authority(c)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2029	5.000%	1,650,000	1,770,830
11/01/2034	5.000%	3,700,000	3,914,452
California Statewide Communities Development Authority
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,804,811
11/01/2043	6.375%	1,035,000	1,193,283
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	2,098,688
Loma Linda University Medical Center
Series 2014
12/01/2044	5.250%	3,500,000	3,787,280
Castaic Lake Water Agency(f)
Certificate of Participation
Capital Appreciation-Water System Improvement Project
Series 1999 (AMBAC)
08/01/2024	0.000%	9,445,000	7,970,258
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2022	4.000%	1,500,000	1,604,175
09/01/2025	5.000%	790,000	870,288
09/01/2026	5.000%	1,230,000	1,349,433
09/01/2027	5.000%	1,280,000	1,401,395

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Tax-Exempt Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Los Angeles Department of Airports(d)
Revenue Bonds
Subordinated Series 2017A AMT
05/15/2042	5.000%	4,375,000	4,995,550
City of Pomona
Refunding Revenue Bonds
Mortgage-Backed Securities
Series 1990A Escrowed to Maturity (GNMA / FNMA)
05/01/2023	7.600%	4,610,000	5,310,489
City of Vernon Electric System
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	1,225,000	1,286,201
County of Sacramento Airport System
Revenue Bonds
Senior Series 2009B
07/01/2039	5.750%	4,000,000	4,072,000
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2033	6.250%	3,845,000	4,551,442
Series 2014A
01/15/2046	5.750%	19,005,000	21,856,890
Los Angeles County Schools Regionalized Business Services Corp.(f)
Certificate of Participation
Capital Appreciation-Pooled Financing
Series 1999A (AMBAC)
08/01/2022	0.000%	2,180,000	1,959,079
Norwalk-La Mirada Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005B (NPFGC)
08/01/2023	0.000%	9,790,000	8,591,312
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	4,605,000	5,073,973
Perris Community Facilities District
Special Tax Bonds
Series 1991-90-2 Escrowed to Maturity
10/01/2021	8.750%	6,165,000	7,719,813
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Revenue Bonds
Series 2014A AMT
05/01/2044	5.000%	24,000,000	26,642,640
San Francisco City & County Redevelopment Agency
Prerefunded 08/01/19 Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2009D
08/01/2031	6.500%	500,000	537,185
08/01/2039	6.625%	1,500,000	1,614,330
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
04/01/2031	5.750%	32,500,000	34,083,075
04/01/2035	6.000%	15,000,000	15,741,600
04/01/2038	6.000%	22,500,000	23,588,325
11/01/2039	5.500%	15,520,000	16,555,650
Series 2010
03/01/2030	5.250%	3,000,000	3,229,560
03/01/2033	6.000%	5,000,000	5,455,900
03/01/2040	5.500%	17,200,000	18,567,056
Series 2012
04/01/2035	5.250%	19,275,000	21,658,546
Series 2016
09/01/2035	4.000%	3,895,000	4,145,176
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/2030	4.500%	300,000	300,684
Unlimited General Obligation Refunding Notes
Various Purpose
Series 2016
09/01/2036	4.000%	2,000,000	2,123,820
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,020
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/2027	5.000%	1,275,000	1,381,067
09/01/2028	5.000%	1,315,000	1,417,399
09/01/2029	5.000%	1,405,000	1,508,830
09/01/2030	5.000%	1,480,000	1,585,465
09/01/2031	5.000%	1,555,000	1,662,388
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/2024	6.000%	2,295,000	2,569,023
Total			339,576,459
Colorado 1.8%
Colorado Educational & Cultural Facilities Authority(c)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2034	5.125%	1,525,000	1,552,862
07/01/2044	5.375%	2,100,000	2,132,298
07/01/2049	5.500%	925,000	940,938

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Educational & Cultural Facilities Authority
Refunding Revenue Bonds
Student Housing-Campus Village Apartments LLC
Series 2008
06/01/2033	5.500%	2,000,000	2,037,780
06/01/2038	5.500%	6,000,000	6,112,680
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2033	5.000%	5,500,000	5,888,740
Series 2015
12/01/2035	5.000%	3,800,000	4,157,846
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2047	5.000%	4,445,000	4,908,302
Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/2045	5.250%	7,000,000	7,500,430
Colorado High Performance Transportation Enterprise
Revenue Bonds
C-470 Express Lanes
Series 2017
12/31/2051	5.000%	2,500,000	2,715,650
12/31/2056	5.000%	2,300,000	2,494,005
E-470 Public Highway Authority(f)
Revenue Bonds
Capital Appreciation
Senior Series 1997B (NPFGC)
09/01/2022	0.000%	6,515,000	5,830,013
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/2026	5.375%	5,000,000	5,399,950
University of Colorado Hospital Authority
Refunding Revenue Bonds
Series 2009A
11/15/2029	6.000%	5,000,000	5,334,650
Revenue Bonds
Series 2012A
11/15/2042	5.000%	7,325,000	8,173,967
Total			65,180,111
Connecticut 0.6%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/2030	5.600%	1,000,000	942,140
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New Haven
Unlimited General Obligation Bonds
Series 2002C Escrowed to Maturity (NPFGC)
11/01/2020	5.000%	10,000	10,032
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	1,500,000	1,594,140
Connecticut State Health & Educational Facilities Authority
Prerefunded 07/01/21 Revenue Bonds
Middlesex Hospital
Series 2011N
07/01/2024	5.000%	425,000	470,275
Revenue Bonds
Connecticut College
Series 2011H-1
07/01/2041	5.000%	1,625,000	1,759,875
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/2025	5.250%	2,035,000	2,408,504
07/01/2026	5.250%	1,045,000	1,248,681
Western Connecticut Health
Series 2011M
07/01/2041	5.375%	1,500,000	1,616,250
Western Connecticut Health Network
Series 2011
07/01/2029	5.000%	1,000,000	1,070,920
Connecticut State Health & Educational Facilities Authority(c)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,284,175
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2039	7.875%	8,750,000	9,896,863
Total			22,301,855
Delaware 0.2%
Delaware State Economic Development Authority
Refunding Revenue Bonds
Gas Facilities-Delmarva Power
Series 2010
02/01/2031	5.400%	5,000,000	5,367,750
Revenue Bonds
Newark Charter School
Series 2012
09/01/2032	4.625%	2,000,000	2,131,040
09/01/2042	5.000%	1,350,000	1,432,310
Total			8,931,100

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Tax-Exempt Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 0.4%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2033	6.000%	250,000	301,492
07/01/2048	6.000%	1,150,000	1,386,865
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	9,090,000	10,077,447
Friendship Public Charter School
Series 2016
06/01/2046	5.000%	1,385,000	1,521,326
Revenue Bonds
Ingleside RockCreek Project
Series 2017
07/01/2037	5.000%	500,000	519,385
07/01/2042	5.000%	1,000,000	1,034,110
Total			14,840,625
Florida 6.3%
Capital Trust Agency, Inc.(c)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	7.000%	1,665,000	1,739,109
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2039	4.000%	22,500,000	23,580,900
Series 2017 (BAM)
07/01/2041	4.000%	5,000,000	5,174,550
City of Lakeland
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2045	5.000%	22,000,000	24,074,160
County of Broward Airport System(d)
Revenue Bonds
Series 2015A AMT
10/01/2045	5.000%	14,000,000	15,549,380
Series 2017 AMT
10/01/2047	5.000%	5,000,000	5,645,250
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2014A AMT
10/01/2033	5.000%	15,000,000	16,905,450
10/01/2036	5.000%	21,400,000	24,008,018
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017B AMT
10/01/2040	5.000%	11,250,000	12,731,400
County of Seminole Water & Sewer
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
10/01/2019	6.000%	500,000	523,385
Florida Development Finance Corp.(c),(d)
Revenue Bonds
Brightline Passenger Rail
Series 2017 AMT
01/01/2047	5.625%	1,000,000	1,036,450
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2034	5.875%	420,000	405,632
06/15/2044	6.000%	3,100,000	2,923,982
Renaissance Charter School
Series 2015
06/15/2046	6.125%	3,920,000	4,088,207
Renaissance Charter School Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,226,240
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2012A
06/15/2022	5.500%	1,240,000	1,325,101
06/15/2032	6.000%	4,000,000	4,252,840
06/15/2043	6.125%	5,000,000	5,237,500
Renaissance Charter School Projects
Series 2013A
06/15/2044	8.500%	15,000,000	17,360,100
Greater Orlando Aviation Authority(d)
Revenue Bonds
Priority
Subordinated Series 2017A AMT
10/01/2047	5.000%	7,665,000	8,694,640
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Series 2015A
10/01/2044	5.000%	11,115,000	12,348,876
Miami-Dade County Expressway Authority
Revenue Bonds
Series 2014A
07/01/2044	5.000%	5,000,000	5,632,200
Mid-Bay Bridge Authority
Prerefunded 10/01/21 Revenue Bonds
Series 2011A
10/01/2040	7.250%	7,000,000	8,324,610

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Series 2015A
10/01/2035	5.000%	3,765,000	4,205,957
Revenue Bonds
Series 1991A Escrowed to Maturity
10/01/2022	6.875%	2,000,000	2,247,400
Orange County Industrial Development Authority(c),(d),(e)
Revenue Bonds
VITAG Florida LLC Project
Series 2014 AMT
07/01/2036	0.000%	12,000,000	6,940,440
Palm Beach County Health Facilities Authority
Refunding Revenue Bonds
Boca Raton Community Hospital Obligation Group
Series 2014
12/01/2031	5.000%	1,500,000	1,642,260
Revenue Bonds
Sinai Residences of Boca Raton
Series 2014
06/01/2034	7.250%	685,000	795,518
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	6,980,000	8,201,500
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	2,500,000	2,868,525
Total			232,689,580
Georgia 0.8%
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2040	6.125%	6,250,000	6,731,313
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2047	5.000%	3,000,000	3,340,080
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2036	5.000%	3,500,000	3,851,120
Gainesville & Hall County Hospital Authority
Unrefunded Revenue Bonds
Northeast Georgia Health System
Series 2010A
02/15/2045	5.500%	6,925,000	7,363,075
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia State Road & Tollway Authority(c),(f)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	435,719
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	2,145,000	2,359,371
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 1992P Escrowed to Maturity (AMBAC)
07/01/2020	6.250%	1,440,000	1,528,589
Series 2007A (AMBAC)
07/01/2026	5.250%	1,000,000	1,219,350
Rockdale County Development Authority(d)
Revenue Bonds
Visy Paper Project
Series 2007A AMT
01/01/2034	6.125%	3,000,000	3,006,180
Total			29,834,797
Hawaii 0.6%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/2040	5.500%	6,500,000	6,942,065
Series 2010B
07/01/2030	5.625%	1,220,000	1,309,084
07/01/2040	5.750%	1,630,000	1,750,767
State of Hawaii Department of Budget & Finance
Prerefunded 11/15/19 Revenue Bonds
15 Craigside Project
Series 2009A
11/15/2029	8.750%	885,000	988,810
11/15/2044	9.000%	3,000,000	3,384,120
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2021	5.000%	1,000,000	1,113,480
11/15/2027	5.000%	1,400,000	1,563,604
11/15/2032	5.125%	1,300,000	1,441,830
11/15/2037	5.250%	1,945,000	2,156,986
Revenue Bonds
Hawaii Pacific University
Series 2013A
07/01/2043	6.875%	1,795,000	1,897,010
Total			22,547,756

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Tax-Exempt Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Idaho 0.6%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2034	7.750%	9,135,000	10,354,888
10/01/2044	8.000%	5,635,000	6,431,732
10/01/2049	8.125%	4,365,000	4,999,191
Total			21,785,811
Illinois 16.0%
Chicago Board of Education(c)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	12,968,811
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	4,000,000	4,112,400
Chicago Midway International Airport(d)
Refunding Revenue Bonds
2nd Lien
Series 2014A AMT
01/01/2041	5.000%	10,000,000	10,973,900
Series 2016A AMT
01/01/2032	4.000%	3,000,000	3,119,670
Chicago Midway International Airport(c),(d)
Refunding Revenue Bonds
Series 2016A AMT
01/01/2033	4.000%	3,500,000	3,627,330
Chicago O’Hare International Airport(d)
Revenue Bonds
General Senior Lien
Series 2017D AMT
01/01/2047	5.000%	7,000,000	7,769,580
01/01/2052	5.000%	17,620,000	19,415,654
Series 2015C AMT
01/01/2046	5.000%	12,525,000	13,685,566
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	7,310,000	8,091,439
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2033	5.000%	1,000,000	1,102,880
01/01/2034	5.000%	1,000,000	1,098,530
01/01/2036	5.000%	1,000,000	1,092,760
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/2040	5.000%	27,625,000	28,140,759
Series 2012A
01/01/2033	5.000%	7,000,000	7,230,510
01/01/2034	5.000%	10,510,000	10,833,077
Series 2009C
01/01/2040	5.000%	26,730,000	27,052,898
Series 2015A
01/01/2033	5.500%	8,350,000	9,021,173
01/01/2039	5.500%	1,500,000	1,612,185
Series 2017A
01/01/2038	6.000%	13,080,000	14,940,499
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2030	5.250%	4,200,000	4,522,014
01/01/2033	5.250%	10,250,000	10,874,123
01/01/2035	5.000%	4,000,000	4,168,040
01/01/2036	5.000%	17,860,000	18,572,257
Series 2005D
01/01/2040	5.500%	2,000,000	2,147,100
Series 2007E
01/01/2042	5.500%	1,000,000	1,072,310
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2034	5.000%	1,250,000	1,362,625
01/01/2039	5.000%	2,970,000	3,212,946
Revenue Bonds
2nd Lien
Series 2014
01/01/2039	5.000%	4,000,000	4,313,480
01/01/2044	5.000%	4,000,000	4,287,000
City of Chicago Wastewater Transmission(f)
Refunding Revenue Bonds
Capital Appreciation
Series 1998A (NPFGC)
01/01/2020	0.000%	7,275,000	6,916,197
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2026	5.000%	935,000	1,081,010

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
2nd Lien
Series 2014
11/01/2034	5.000%	1,000,000	1,102,670
11/01/2039	5.000%	2,000,000	2,182,560
11/01/2044	5.000%	2,850,000	3,102,995
Series 2016
11/01/2028	5.000%	865,000	982,934
11/01/2029	5.000%	1,750,000	1,980,038
11/01/2030	5.000%	1,000,000	1,126,580
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 BAM
12/01/2047	5.000%	9,400,000	10,261,228
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/2020	8.250%	1,015,000	1,134,323
01/01/2023	8.250%	1,420,000	1,805,857
DeKalb County Community Unit School District No. 424 Genoa-Kingston(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2001 (AMBAC)
01/01/2021	0.000%	2,675,000	2,460,438
Illinois Development Finance Authority(f)
Subordinated Revenue Bonds
Regency
Series 1990-RMK Escrowed to Maturity
04/15/2020	0.000%	68,000,000	65,069,200
Illinois Finance Authority
Prerefunded 02/15/20 Revenue Bonds
Swedish Covenant
Series 2010A
08/15/2038	6.000%	12,505,000	13,584,432
Prerefunded 04/01/21 Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/2043	7.000%	5,550,000	6,442,829
Prerefunded 05/01/19 Revenue Bonds
Rush University Medical Center
Series 2009C
11/01/2039	6.625%	8,000,000	8,502,400
Prerefunded 08/15/19 Revenue Bonds
Northwestern Memorial Hospital
Series 2009A
08/15/2030	5.750%	2,000,000	2,129,840
Series 2009B
08/15/2030	5.750%	10,000,000	10,649,200
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Silver Cross & Medical Centers
Series 2009
08/15/2038	6.875%	39,300,000	42,489,195
Prerefunded 11/15/19 Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	4,940,000	5,343,647
Refunding Revenue Bonds
Northwest Community Hospital
Series 2016A
07/01/2037	4.000%	5,000,000	5,007,050
07/01/2038	4.000%	5,000,000	4,993,100
Rush University Medical Center
Series 2015A
11/15/2038	5.000%	20,145,000	22,345,841
Series 2015B
11/15/2039	5.000%	6,590,000	7,296,448
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2044	5.000%	9,400,000	10,018,802
Unrefunded Revenue Bonds
Riverside Health System
Series 2009
11/15/2035	6.250%	3,260,000	3,486,081
Illinois Health Facilities Authority
Revenue Bonds
South Suburban
Series 1992 Escrowed to Maturity
02/15/2018	7.000%	435,000	435,941
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2036	5.000%	5,000,000	5,600,200
01/01/2039	5.000%	5,000,000	5,573,800
Metropolitan Pier & Exposition Authority
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	7,725,000	8,323,301
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	15,875,514
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/21 Revenue Bonds
Series 2010
06/01/2028	6.000%	15,000,000	17,074,350
Regional Transportation Authority
Revenue Bonds
Series 1994C (NPFGC)
06/01/2020	7.750%	2,795,000	3,015,106

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Tax-Exempt Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	7,114,770
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/2023	6.000%	4,000,000	4,732,320
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	3,000,000	3,433,470
Series 2013
07/01/2038	5.500%	4,125,000	4,361,651
Series 2013A
04/01/2036	5.000%	8,000,000	8,263,840
Series 2014
02/01/2039	5.000%	18,000,000	18,631,080
Total			584,351,754
Indiana 0.3%
Indiana Finance Authority
Prerefunded 11/01/18 Revenue Bonds
Sisters of St. Francis Health
Series 2008
11/01/2032	5.375%	4,000,000	4,117,680
Revenue Bonds
BHI Senior Living
Series 2011
11/15/2031	5.500%	1,175,000	1,276,708
11/15/2041	5.750%	5,655,000	6,158,747
Unrefunded Revenue Bonds
Series 2009
05/01/2031	5.750%	1,175,000	1,231,753
Indianapolis Airport Authority(d),(e)
Revenue Bonds
Special Facilities-United Air Lines Project
Series 1995A AMT
11/15/2031	0.000%	1,022,832	10
Total			12,784,898
Iowa 0.2%
Iowa Student Loan Liquidity Corp.(d)
Revenue Bonds
Senior Series 2011A-2 AMT
12/01/2026	5.600%	3,560,000	3,763,525
12/01/2027	5.700%	2,445,000	2,570,967
Total			6,334,492
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas 1.1%
City of Overland Park
Revenue Bonds
Prairiefire Lionsgate Project
Series 2012
12/15/2029	5.250%	11,000,000	9,106,460
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	29,000,000	32,220,160
Total			41,326,620
Kentucky 1.5%
Kentucky Economic Development Finance Authority
Prerefunded 06/01/18 Revenue Bonds
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/2033	6.000%	3,200,000	3,249,696
12/01/2038	6.000%	2,850,000	2,894,260
Prerefunded 06/01/20 Revenue Bonds
Owensboro Medical Health System
Series 2010A
03/01/2045	6.500%	14,550,000	16,145,844
Series 2010B
03/01/2040	6.375%	5,800,000	6,419,672
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	1,875,213
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2042	5.000%	6,600,000	7,286,334
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc.
Series 2016
10/01/2035	4.000%	13,000,000	13,218,660
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/2033	5.000%	2,045,000	2,285,410
Total			53,375,089

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisiana 3.2%
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp.
Series 2010A-2
11/01/2035	6.500%	6,250,000	6,957,062
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	28,109
05/15/2041	4.000%	25,000	28,109
05/15/2047	5.000%	15,000	18,052
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	2,475,000	2,545,290
05/15/2041	4.000%	2,475,000	2,511,556
05/15/2047	5.000%	1,185,000	1,301,995
Series 2017
05/15/2036	5.000%	1,750,000	1,960,910
05/15/2046	5.000%	15,000,000	16,458,000
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2047	5.000%	1,400,000	1,543,528
07/01/2052	5.000%	1,600,000	1,750,704
Louisiana Public Facilities Authority(c),(d)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/2036	6.500%	19,230,000	21,469,333
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car
Series 2009A
01/01/2030	6.250%	5,250,000	5,448,030
01/01/2040	6.500%	20,400,000	21,169,896
New Orleans Aviation Board(d)
Revenue Bonds
General Airport-North Terminal
Series 2017B AMT
01/01/2048	5.000%	3,725,000	4,140,524
Series 2015B AMT
01/01/2045	5.000%	21,150,000	23,205,145
Parish of St. Charles
Revenue Bonds
Valero Energy Corp.
Series 2010
12/01/2040	4.000%	7,900,000	8,410,024
Total			118,946,267
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 1.3%
City of Brunswick
Special Tax Bonds
Brunswick Crossing Special Taxing
Series 2006
07/01/2036	5.500%	6,404,000	6,407,906
Maryland Economic Development Corp.(d)
Revenue Bonds
Purple Line Light Rail Project
Series 2016 AMT
03/31/2046	5.000%	2,700,000	2,978,991
03/31/2051	5.000%	2,200,000	2,415,314
Maryland Economic Development Corp.
Revenue Bonds
Salisbury University Project
Series 2012
06/01/2030	5.000%	400,000	425,552
Towson University Project
Senior Series 2012
07/01/2029	5.000%	650,000	706,439
Maryland Health & Higher Educational Facilities Authority
Prerefunded 07/01/19 Revenue Bonds
Anne Arundel Health System
Series 2009A
07/01/2039	6.750%	5,000,000	5,365,800
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	5,241,705
Meritus Medical Center Issue
Series 2015
07/01/2045	5.000%	3,000,000	3,216,570
Western Maryland Health System
Series 2014
07/01/2034	5.250%	6,885,000	7,559,179
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	7,335,000	7,462,336
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
04/01/2018	8.500%	6,615,222	6,615,223
Total			48,395,015
Massachusetts 3.0%
Berkshire Wind Power Cooperative Corp.
Prerefunded 01/01/20 Revenue Bonds
Series 2010-1
07/01/2030	5.250%	1,000,000	1,069,300

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Tax-Exempt Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	4,500,000	5,520,195
01/01/2030	5.500%	2,500,000	3,133,550
Massachusetts Bay Transportation Authority
Revenue Bonds
Senior Series 2005B (NPFGC)
07/01/2026	5.500%	1,500,000	1,853,625
Senior Series 2008B
07/01/2027	5.250%	710,000	871,525
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/2021	7.000%	625,000	684,300
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,264,100
Massachusetts Development Finance Agency
Prerefunded 07/01/20 Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/2042	7.000%	1,000,000	1,125,310
Prerefunded 07/01/21 Revenue Bonds
Partners Healthcare
Series 2012
07/01/2036	5.000%	1,000,000	1,106,530
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/2029	5.000%	80,000	90,960
Refunding Revenue Bonds
South Shore Hospital
Series 2016I
07/01/2036	4.000%	1,250,000	1,260,625
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	6.650%	5,000,000	5,010,150
Boston College
Series 2009Q-2
07/01/2029	5.000%	10,000	10,480
UMass Boston Student Housing Project
Series 2016
10/01/2048	5.000%	4,500,000	4,909,140
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	2,698,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/2029	5.000%	425,000	460,067
Suffolk University
Series 2009
07/01/2030	6.250%	360,000	379,714
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/2041	5.200%	1,145,000	1,098,639
Massachusetts Development Finance Agency(f)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	767,588	47,752
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Subordinated Series 2017B AMT
07/01/2046	4.250%	4,500,000	4,518,855
Series 2016J AMT
07/01/2033	3.500%	5,315,000	5,178,617
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/2025	5.000%	12,450,000	14,027,166
01/01/2027	5.000%	3,000,000	3,332,490
Issue I
Series 2010B AMT
01/01/2031	5.700%	4,445,000	4,626,889
Series 2008H (AGM) AMT
01/01/2030	6.350%	3,240,000	3,270,683
Series 2011J AMT
07/01/2033	5.625%	1,080,000	1,145,351
Series 2012J AMT
07/01/2025	4.625%	3,535,000	3,694,252
07/01/2028	4.900%	465,000	481,670
Massachusetts Educational Financing Authority
Revenue Bonds
Series 2009I
01/01/2028	6.000%	385,000	403,257
Massachusetts Health & Educational Facilities Authority
Prerefunded 07/01/19 Revenue Bonds
Partners Healthcare
Series 2010J-1
07/01/2034	5.000%	11,400,000	11,955,978

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2018	15

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Massachusetts Eye & Ear Infirmary
Series 2010C
07/01/2035	5.375%	1,000,000	1,049,640
Milford Regional Medical Center
Series 2007E
07/15/2022	5.000%	1,250,000	1,253,575
07/15/2037	5.000%	500,000	501,205
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,254,710
Massachusetts Housing Finance Agency(d)
Revenue Bonds
Housing
Series 2011A AMT
12/01/2036	5.250%	905,000	936,412
Series 2010C AMT
12/01/2030	5.000%	555,000	569,125
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	9,722,600
Massachusetts Port Authority(d)
Revenue Bonds
Bosfuel Project
Series 2007 (NPFGC) AMT
07/01/2032	5.000%	2,000,000	2,004,980
Massachusetts State College Building Authority(f)
Revenue Bonds
Capital Appreciation
Senior Series 1999A Escrowed to Maturity (NPFGC)
05/01/2023	0.000%	3,000,000	2,667,690
Massachusetts Water Resources Authority
Revenue Bonds
Series 1992A Escrowed to Maturity
07/15/2019	6.500%	1,410,000	1,456,248
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/2036	5.250%	3,000,000	3,318,060
Total			109,964,015
Michigan 4.5%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	11,925,000	12,964,502
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/2036	5.000%	4,105,000	4,385,946
07/01/2041	5.250%	8,765,000	9,554,814
Unrefunded Revenue Bonds
Senior Lien
Series 2003A (NPFGC)
07/01/2034	5.000%	5,000	5,014
Grand Traverse Academy
Refunding Revenue Bonds
Series 2007
11/01/2022	5.000%	750,000	750,045
11/01/2032	4.750%	1,170,000	1,106,925
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	1,200,000	1,299,180
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	15,385,000	17,018,426
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	24,420,000	24,472,747
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	1,070,000	1,184,779
Trinity Health Corp.
Series 2017
12/01/2036	4.000%	2,000,000	2,067,340
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	16,760,000	18,536,057
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	7,095,000	7,818,548
07/01/2035	5.000%	4,830,000	5,312,614
Senior Lien - Great Lakes Water Authority
Series 2014C-1
07/01/2044	5.000%	2,000,000	2,183,180
Michigan Finance Authority(d)
Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-2 AMT
07/01/2044	5.000%	1,500,000	1,612,845

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Tax-Exempt Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Strategic Fund
Refunding Revenue Bonds
Collateral Detroit Fund-Pollution
Series 1991BB (AMBAC)
05/01/2021	7.000%	2,505,000	2,884,833
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	1,020,000	1,159,658
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2039	5.000%	9,425,000	10,291,912
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	1,790,000	2,053,810
Wayne County Airport Authority(d)
Refunding Revenue Bonds
Series 2015F AMT
12/01/2033	5.000%	11,495,000	12,875,435
Revenue Bonds
Series 2017B AMT
12/01/2047	5.000%	1,000,000	1,111,500
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	21,445,000	23,925,972
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	810,000	901,433
Total			165,477,515
Minnesota 2.7%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	11,775,000	12,181,237
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	4,000,000	4,018,160
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2030	5.000%	900,000	1,078,677
11/15/2040	5.000%	935,000	1,120,626
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2047	5.000%	3,000,000	3,396,600
Perham Hospital District
Prerefunded 03/01/20 Revenue Bonds
Perham Memorial Hospital & Home
Series 2010
03/01/2035	6.350%	4,000,000	4,380,280
03/01/2040	6.500%	2,800,000	3,074,764
Southern Minnesota Municipal Power Agency(f)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2022	0.000%	27,500,000	25,233,175
01/01/2023	0.000%	26,500,000	23,614,415
01/01/2025	0.000%	17,500,000	14,597,800
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	7,135,000	6,402,307
Total			99,098,041
Mississippi 0.4%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	2,470,000	2,851,442
Medical Center Educational Building Corp.
Refunding Revenue Bonds
University of Mississippi Medical Center
Series 1998B (AMBAC)
12/01/2023	5.500%	4,660,000	5,192,825
Mississippi Business Finance Corp.
Revenue Bonds
Series 2009A
05/01/2024	4.700%	4,920,000	5,076,505
Total			13,120,772
Missouri 2.0%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2032	5.000%	500,000	551,350
03/01/2036	5.000%	1,250,000	1,359,238

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2018	17

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project
Series 2010
11/01/2025	6.000%	860,000	859,501
11/01/2039	6.875%	1,500,000	1,528,245
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Senior Series 2010
02/01/2042	5.500%	2,000,000	2,091,480
Series 2011
02/01/2031	5.750%	1,730,000	1,886,150
02/01/2041	6.000%	2,600,000	2,814,214
Series 2014
02/01/2035	5.000%	7,350,000	7,888,314
02/01/2044	5.000%	12,725,000	13,565,104
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights
Series 2010A
05/15/2039	8.250%	12,000,000	13,687,560
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,346,473
05/15/2042	5.250%	2,290,000	2,422,591
Missouri Development Finance Board(d)
Revenue Bonds
Procter & Gamble Paper Products
Series 1999 AMT
03/15/2029	5.200%	6,385,000	7,578,229
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	10,453,900
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,750,000	3,109,837
Total			72,142,186
Montana 0.0%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	1,080,000	1,125,025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska 1.1%
Douglas County Hospital Authority No. 2
Revenue Bonds
Health Facilities-Immanuel Obligation Group
Series 2010
01/01/2040	5.625%	875,000	916,668
Madonna Rehabilitation Hospital
Series 2014
05/15/2028	5.000%	2,025,000	2,229,768
05/15/2029	5.000%	2,125,000	2,329,722
05/15/2030	5.000%	2,000,000	2,182,000
05/15/2036	5.000%	1,000,000	1,075,750
05/15/2044	5.000%	6,400,000	6,829,184
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	12,500,000	13,753,125
Nebraska Elementary & Secondary School Finance Authority
Prerefunded 09/01/18 Revenue Bonds
Boys Town Project
Series 2008
09/01/2028	4.750%	6,800,000	6,933,960
Nebraska Investment Finance Authority
Refunding Revenue Bonds
Series 2017A (GNMA)
09/01/2032	3.125%	4,500,000	4,414,455
Total			40,664,632
Nevada 0.8%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,500,000	2,691,350
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	1,120,000	1,237,466
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	2,320,000	2,553,485
City of Sparks(c)
Tax Anticipation Revenue Bonds
Senior Sales
Series 2008A
06/15/2028	6.750%	2,000,000	2,019,320

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Tax-Exempt Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Clark Department of Aviation
Revenue Bonds
Las Vegas-McCarran International Airport
Series 2010A
07/01/2034	5.125%	18,750,000	19,881,000
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,050,399
Total			29,433,020
New Hampshire 0.2%
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	3,150,000	3,433,941
New Hampshire Health and Education Facilities Authority Act(c)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2037	6.125%	1,750,000	1,870,540
07/01/2042	6.250%	1,000,000	1,073,480
Total			6,377,961
New Jersey 3.1%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	910,000	1,019,136
Middlesex County Improvement Authority(e)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/2037	0.000%	4,000,000	42,000
New Jersey Economic Development Authority
Prerefunded 06/01/20 Revenue Bonds
MSU Student Housing Project-Provident
Series 2010
06/01/2031	5.750%	4,350,000	4,747,633
06/01/2042	5.875%	14,500,000	15,866,625
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	14,500,000	16,887,860
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	5,879,100
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,743,683
Revenue Bonds
Lions Gate Project
Series 2014
01/01/2034	5.000%	1,000,000	1,034,060
01/01/2044	5.250%	1,750,000	1,804,583
Provident Group-Rowan Properties LLC
Series 2015
01/01/2048	5.000%	7,200,000	7,639,848
Series 2015WW
06/15/2040	5.250%	2,750,000	2,951,052
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,334,725
New Jersey Economic Development Authority(d)
Revenue Bonds
Continental Airlines, Inc. Project
Series 1999 AMT
09/15/2023	5.125%	5,000,000	5,534,450
09/15/2029	5.250%	2,500,000	2,734,775
New Jersey Health Care Facilities Financing Authority
Revenue Bonds
Virtua Health
Series 2009
07/01/2033	5.750%	750,000	790,943
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 2011B
06/15/2031	5.500%	7,250,000	7,771,130
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,481,960
Series 2017G
01/01/2043	4.000%	15,000,000	15,496,200
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/2025	5.500%	2,500,000	2,999,775
Union County Utilities Authority(d)
Refunding Revenue Bonds
Covanta Union
Series 2011 AMT
12/01/2031	5.250%	15,000,000	16,683,000
Total			115,442,553

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2018	19

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York 2.8%
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014 AMT
01/01/2025	4.500%	500,000	556,070
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	3,929,000
New York City Industrial Development Agency
Revenue Bonds
Pilot-Yankee Stadium-Payment I
Series 2006I (FGIC)
03/01/2046	5.000%	2,000,000	2,012,200
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Fiscal 2009
Series 2009S-4
01/15/2025	5.125%	2,000,000	2,069,480
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	1,974,334
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/2020	6.000%	13,350,000	14,406,385
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,563,340
New York Transportation Development Corp.(d)
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment
Series 2016 AMT
07/01/2041	4.000%	10,000,000	10,175,400
Laguardia Airport Terminal B Redevelopment Project
Series 2016 AMT
01/01/2050	5.250%	7,500,000	8,238,900
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/2046	4.000%	7,000,000	7,098,770
Port Authority of New York & New Jersey(d)
Revenue Bonds
5th Installment-Special Project
Series 1996-4 AMT
10/01/2019	6.750%	2,300,000	2,413,666
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
JFK International Air Terminal Special Project
Series 1997 (NPFGC) AMT
12/01/2022	5.750%	6,500,000	6,848,855
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2036	6.000%	7,000,000	7,742,140
Suffolk County Industrial Development Agency(d)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998 AMT
01/01/2023	5.500%	4,735,000	4,737,131
Triborough Bridge & Tunnel Authority
Revenue Bonds
General Purpose
Series 1992Y Escrowed to Maturity
01/01/2021	6.125%	10,285,000	11,053,084
Ulster County Capital Resource Corp.
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	2,479,801
09/15/2047	5.250%	3,025,000	3,002,343
09/15/2053	5.250%	6,240,000	6,092,237
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	4,269,400
Total			102,662,536
North Carolina 0.5%
Durham Housing Authority(d)
Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/2038	5.650%	3,016,822	3,124,462
North Carolina Department of Transportation(d)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015 AMT
06/30/2054	5.000%	10,000,000	10,862,600
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,940,000	2,251,351

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Tax-Exempt Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority(f)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	267,552
07/01/2034	0.000%	1,135,000	546,536
Total			17,052,501
North Dakota 0.3%
County of McLean
Revenue Bonds
Great River Energy
Series 2010B
07/01/2040	5.150%	7,900,000	8,320,754
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	2,370,000	2,327,103
Total			10,647,857
Ohio 2.5%
American Municipal Power, Inc.
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2037	5.000%	13,220,000	14,428,044
Greenup Hydroelectric Project
Series 2016A
02/15/2036	4.000%	500,000	518,795
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/2047	5.875%	19,000,000	18,382,310
City of Lakewood Water System
Revenue Bonds
Mortgage
Series 1995 (AMBAC)
07/01/2020	5.850%	670,000	706,254
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	2,380,000	2,613,787
08/01/2041	5.250%	6,900,000	7,563,159
Cleveland Department of Public Utilities Division of Public Power
Revenue Bonds
Series 2008B-1 (NPFGC)
11/15/2028	5.000%	500,000	504,975
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cleveland Department of Public Utilities Division of Water
Refunding Revenue Bonds
1st Mortgage
Series 1993G (NPFGC)
01/01/2021	5.500%	2,150,000	2,286,374
Lake County Port & Economic Development Authority(c)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	6.500%	6,000,000	6,197,220
Ohio Air Quality Development Authority(c),(d)
Revenue Bonds
Pratt Paper LLC Project
Series 2017 AMT
01/15/2038	4.250%	1,000,000	1,012,140
Ohio Higher Educational Facility Commission
Revenue Bonds
University of Dayton Project
Series 2009
12/01/2024	5.500%	3,000,000	3,099,630
Ohio Housing Finance Agency
Revenue Bonds
Mortgage-Backed Securities Program
Series 2017D (GNMA)
09/01/2047	3.625%	2,720,000	2,645,254
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,576,990
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	4,500,000	4,741,020
01/01/2043	4.000%	2,625,000	2,714,040
State of Ohio(d)
Revenue Bonds
Portsmouth Bypass Project
Series 2015 AMT
06/30/2053	5.000%	9,835,000	10,790,372
Toledo-Lucas County Port Authority
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/2021	6.450%	3,950,000	4,561,381
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	5,194,200

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2018	21

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Assessment Bonds
Town Square - Levis Commons Project
Series 2016
11/01/2036	5.400%	1,627,018	1,587,091
Total			93,123,036
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,000,000	2,262,760
Oregon 0.4%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2040	5.000%	1,500,000	1,579,530
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	3,225,000	3,453,523
Port of Portland Airport(d)
Revenue Bonds
Series 2017-24B AMT
07/01/2033	5.000%	1,000,000	1,141,940
07/01/2034	5.000%	1,355,000	1,542,817
07/01/2042	5.000%	2,000,000	2,249,160
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	5,710,000	5,620,810
Total			15,587,780
Pennsylvania 6.7%
Butler County Hospital Authority
Prerefunded 07/01/19 Revenue Bonds
Butler Health Systems Project
Series 2009
07/01/2039	7.250%	7,000,000	7,560,910
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Series 2017B AMT
07/01/2047	5.000%	3,000,000	3,360,720
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2038	5.000%	8,840,000	9,591,223
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dauphin County Industrial Development Authority(d)
Revenue Bonds
Dauphin Consolidated Water Supply
Series 1992A AMT
06/01/2024	6.900%	3,400,000	4,192,268
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,362,400
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	4.000%	6,000,000	6,197,700
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	11,150,000	11,967,183
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	30,000,000	30,485,100
Revenue Bonds
Philadelphia Biosolids Facility
Series 2009
01/01/2032	6.250%	5,325,000	5,652,594
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
12/31/2038	5.000%	1,625,000	1,804,969
06/30/2042	5.000%	29,375,000	32,560,719
Proctor & Gamble Paper Project
Series 2001 AMT
03/01/2031	5.375%	1,000,000	1,210,660
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	20,255,000	20,026,929
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Series 2015A-1
12/01/2045	5.250%	25,295,000	28,710,584
Series 2016A-1
12/01/2046	5.000%	10,000,000	10,983,200
Revenue Bonds
Series 2014B
12/01/2044	5.250%	10,000,000	11,112,300
Series 2017A-1
12/01/2047	5.000%	5,000,000	5,659,050

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Tax-Exempt Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2017B-1
06/01/2042	5.000%	15,000,000	16,663,650
Subordinated Revenue Bonds
Series 2014A-1
12/01/2043	5.000%	16,940,000	18,471,037
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Wesley Enhanced Living
Series 2017
07/01/2042	5.000%	2,000,000	2,131,300
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	5,475,000	6,271,065
Philadelphia Municipal Authority
Prerefunded 04/01/19 Revenue Bonds
Lease
Series 2009
04/01/2034	6.500%	2,500,000	2,644,525
Washington County Industrial Development Authority
Prerefunded 05/01/20 Revenue Bonds
Washington Jefferson College
Series 2010
11/01/2036	5.000%	4,850,000	5,209,094
Westmoreland County Municipal Authority(f)
Revenue Bonds
Capital Appreciation
Series 1999A (NPFGC)
08/15/2022	0.000%	2,000,000	1,790,840
Total			245,620,020
Puerto Rico 0.3%
Puerto Rico Electric Power Authority(g)
Refunding Revenue Bonds
Series 2007UU (AGM)
07/01/2023	5.000%	1,000,000	1,003,160
Revenue Bonds
Series 2003NN (NPFGC)
07/01/2021	5.250%	3,500,000	3,490,445
Puerto Rico Highway & Transportation Authority(g)
Refunding Revenue Bonds
Series 2003AA (NPFGC)
07/01/2020	5.500%	180,000	180,958
Puerto Rico Public Finance Corp.(g)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	544,027
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	3,051,389
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,269,397
Total			9,539,376
South Carolina 1.5%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric
Series 1991 (NPFGC)
01/01/2021	6.250%	1,250,000	1,402,263
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	11,070,000	12,784,411
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2023	5.750%	795,000	826,410
11/01/2033	7.000%	910,000	969,623
11/01/2045	7.250%	3,935,000	4,213,126
South Carolina Ports Authority(d)
Revenue Bonds
Series 2015 AMT
07/01/2050	5.250%	13,675,000	15,197,164
South Carolina Public Service Authority
Prerefunded 01/01/19 Revenue Bonds
Series 2008A
01/01/2028	5.375%	10,000	10,361
Refunding Revenue Bonds
Series 2016B
12/01/2056	5.000%	12,000,000	13,289,400
Revenue Bonds
Series 2015E
12/01/2055	5.250%	5,415,000	6,047,093
Total			54,739,851
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2035	5.000%	2,500,000	2,799,200
11/01/2045	5.000%	6,920,000	7,658,226
Revenue Bonds
Regional Health
Series 2017
09/01/2040	5.000%	6,500,000	7,311,330
Total			17,768,756

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2018	23

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee 0.4%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2032	5.000%	1,300,000	1,419,704
10/01/2035	5.000%	645,000	705,882
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	6,800,000	7,480,408
Series 2017A
07/01/2048	5.000%	1,665,000	1,838,476
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	1,140,000	1,122,433
07/01/2042	3.600%	750,000	751,117
Total			13,318,020
Texas 9.5%
Bexar County Health Facilities Development Corp.
Unrefunded Revenue Bonds
Army Retirement Residence
Series 2010
07/01/2030	5.875%	215,000	229,231
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese
Series 2005B
04/01/2045	6.125%	13,450,000	14,455,522
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2041	6.000%	8,620,000	9,658,796
Refunding Revenue Bonds
Senior Lien
Series 2013A
01/01/2033	5.000%	2,700,000	2,950,101
Series 2016
01/01/2046	5.000%	9,835,000	10,846,825
Revenue Bonds
Senior Lien
Series 2015A
01/01/2045	5.000%	3,000,000	3,303,870
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Texas Regional Mobility Authority(f)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,602,580
Central Texas Turnpike System
Refunding Revenue Bonds
1st Tier
Series 2012A
08/15/2041	5.000%	16,075,000	17,621,736
Subordinated Series 2015C
08/15/2042	5.000%	14,730,000	16,254,997
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/2037	5.000%	10,000,000	11,078,800
City of Austin Airport System(d)
Revenue Bonds
Series 2017B AMT
11/15/2041	5.000%	1,000,000	1,122,210
11/15/2046	5.000%	3,000,000	3,356,940
City of Houston Airport System
Refunding Revenue Bonds
Senior Lien
Series 2009A
07/01/2034	5.500%	10,500,000	10,667,580
City of Houston Airport System(d)
Refunding Revenue Bonds
Special Facilities-United Airlines
Series 2011A AMT
07/15/2030	6.500%	5,555,000	6,149,607
United Airlines, Inc.
Series 2014 AMT
07/01/2029	5.000%	4,000,000	4,390,080
Subordinated Refunding Revenue Bonds
Lien
Series 2012A AMT
07/01/2031	5.000%	5,000,000	5,455,800
Clifton Higher Education Finance Corp.
Prerefunded 08/15/21 Revenue Bonds
Idea Public Schools
Series 2011
08/15/2041	5.750%	2,000,000	2,271,660
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	2,165,000	2,290,787
08/15/2042	5.000%	5,575,000	5,839,422
Series 2013
08/15/2033	6.000%	990,000	1,135,005

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Tax-Exempt Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
International Leadership
Series 2015
08/15/2038	5.750%	5,810,000	6,220,941
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	11,144,805
Series 2015A
12/01/2035	5.000%	2,200,000	2,419,472
12/01/2045	5.000%	1,100,000	1,187,395
Dallas Love Field(d)
Revenue Bonds
Series 2017 AMT
11/01/2034	5.000%	750,000	847,980
11/01/2035	5.000%	1,000,000	1,129,010
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2012B
11/01/2035	5.000%	10,000,000	10,781,000
Dallas/Fort Worth International Airport(d)
Refunding Revenue Bonds
Series 2014A AMT
11/01/2032	5.000%	3,400,000	3,771,518
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2030	5.000%	1,000,000	1,130,750
03/01/2031	5.000%	1,195,000	1,344,267
03/01/2034	5.000%	645,000	717,569
03/01/2040	4.000%	2,945,000	2,936,342
Prerefunded 03/01/20 Limited General Obligation Bonds
Series 2010A
03/01/2040	6.500%	4,000,000	4,383,880
Harris County Health Facilities Development Corp.
Prerefunded 12/01/18 Revenue Bonds
Memorial Hermann Healthcare System
Series 2008B
12/01/2035	7.250%	8,800,000	9,218,880
Revenue Bonds
St. Luke’s Episcopal Hospital Project
Series 1991 Escrowed to Maturity
02/15/2021	6.750%	1,260,000	1,334,630
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Harmony Public Schools
Series 2011A
05/15/2041	6.875%	4,045,000	4,695,598
La Vernia Higher Education Finance Corp.
Prerefunded 08/15/19 Revenue Bonds
Kipp, Inc.
Series 2009A
08/15/2044	6.375%	7,500,000	8,046,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Matagorda County Navigation District No. 1
Refunding Revenue Bonds
Central Power & Light Co. Project
Series 2001A
11/01/2029	6.300%	2,800,000	3,017,280
Mission Economic Development Corp.(d)
Revenue Bonds
Dallas Clean Energy McCommas
Series 2011 AMT
12/01/2024	6.875%	15,000,000	15,064,350
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,890,000	3,983,010
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	4.000%	1,000,000	1,004,230
07/01/2046	5.000%	4,600,000	4,861,740
07/01/2051	4.750%	2,715,000	2,790,748
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	7,847,327
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,995,000	3,239,482
Texas A&M University - Corpus Christi
Series 2017
04/01/2042	5.000%	2,000,000	2,187,400
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	940,000	943,375
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2009C
01/01/2044	5.250%	5,000,000	5,145,900
Series 2011
01/01/2038	5.000%	5,500,000	5,898,420
Series 2012B
01/01/2042	5.000%	12,845,000	13,959,946
Series 2017A
01/01/2043	5.000%	6,500,000	7,433,595
2nd Tier
Series 2015A
01/01/2038	5.000%	9,230,000	10,204,688
Series 2016A
01/01/2039	5.000%	2,500,000	2,816,075

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2018	25

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	397,734
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,304,400
11/15/2044	7.750%	2,800,000	3,234,728
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools
Series 2010A
08/15/2040	6.700%	2,700,000	3,031,533
Sanger Industrial Development Corp.(d),(e)
Revenue Bonds
Texas Pellets Project
Series 2012B AMT
07/01/2038	0.000%	34,645,000	7,517,965
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2044	5.000%	2,500,000	2,675,025
10/01/2049	5.000%	1,870,000	1,995,253
Revenue Bonds
Buckner Senior Living Ventana Project
Series 2017
11/15/2047	6.750%	3,665,000	4,075,993
CC Young Memorial Home
Series 2009A
02/15/2038	8.000%	4,000,000	4,289,520
Texas City Industrial Development Corp.
Refunding Revenue Bonds
Arco Pipe Line Co. Project
Series 1990
10/01/2020	7.375%	2,000,000	2,251,320
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Senior Lien - Blueridge Transportation
Series 2016 AMT
12/31/2050	5.000%	7,750,000	8,491,210
12/31/2055	5.000%	13,250,000	14,469,530
Total			347,123,363
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.5%
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A AMT
07/01/2036	5.000%	4,000,000	4,556,720
07/01/2047	5.000%	11,500,000	12,951,645
Total			17,508,365
Virginia 1.0%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	3,500,000	3,931,200
07/01/2051	5.000%	2,700,000	3,013,740
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Senior Series 2012A
07/15/2047	5.000%	7,505,000	8,109,903
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System Project
Series 1993
08/15/2023	5.000%	10,000,000	11,213,900
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2030	5.000%	1,000,000	1,113,910
06/15/2031	5.000%	800,000	889,664
06/15/2033	5.000%	500,000	553,290
Mosaic District Community Development Authority
Special Assessment Bonds
Series 2011A
03/01/2026	6.625%	2,145,000	2,320,804
Virginia Small Business Financing Authority(d)
Revenue Bonds
Transform 66 P3 Project
Series 2017 AMT
12/31/2056	5.000%	5,300,000	5,821,096
Total			36,967,507
Washington 2.3%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2027	5.000%	1,540,000	1,585,630
09/01/2032	5.250%	1,000,000	1,026,950

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Tax-Exempt Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,316,055
12/01/2045	6.250%	2,500,000	2,524,350
Port of Seattle(d)
Refunding Revenue Bonds
Intermediate Lien
Series 2017 AMT
05/01/2036	5.000%	9,000,000	10,295,190
05/01/2042	5.000%	7,500,000	8,508,600
Snohomish County Public Utility District No. 1
Refunding Revenue Bonds
Generation System
Series 1986A Escrowed to Maturity
01/01/2020	5.000%	12,000,000	12,775,200
Washington Health Care Facilities Authority
Prerefunded 07/01/20 Revenue Bonds
Overlake Hospital Medical Center
Series 2010
07/01/2030	5.500%	3,000,000	3,273,660
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	10,761,975
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	3,334,867
Washington State Housing Finance Commission
Prerefunded 01/01/23 Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2028	5.000%	985,000	1,128,593
Refunding Revenue Bonds
Presbyterian Retirement
Series 2013 Escrowed to Maturity
01/01/2023	5.000%	500,000	538,755
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/2046	5.000%	2,475,000	2,527,742
Nonprofit Housing-Mirabella
Series 2012
10/01/2032	6.500%	9,700,000	10,553,988
10/01/2047	6.750%	1,000,000	1,093,630
Skyline 1st Hill Project
Series 2015
01/01/2020	4.125%	255,000	255,255
01/01/2025	5.000%	770,000	764,641
01/01/2035	5.750%	575,000	582,487
01/01/2045	6.000%	2,325,000	2,360,293
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	480,000	508,872
07/01/2035	6.750%	550,000	584,832
07/01/2045	7.000%	1,800,000	1,931,904
Unrefunded Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2023	5.000%	500,000	532,145
01/01/2028	5.000%	1,030,000	1,092,006
01/01/2033	5.000%	1,315,000	1,371,308
01/01/2043	5.250%	3,870,000	4,039,854
Total			85,268,782
West Virginia 0.1%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co.-Amos Project
Series 2010A
12/01/2038	5.375%	3,850,000	4,160,387
Wisconsin 2.5%
City of La Crosse(d)
Refunding Revenue Bonds
Northern States Power Co. Project
Series 1996 AMT
11/01/2021	6.000%	6,000,000	6,806,280
Public Finance Authority(d)
Refunding Revenue Bonds
Celanese Project
Series 2016B AMT
12/01/2025	5.000%	4,500,000	5,080,230
TRIPS Senior Obligation Group
Series 2012B AMT
07/01/2028	5.250%	4,000,000	4,360,720
07/01/2042	5.000%	2,000,000	2,125,860
Waste Management, Inc. Project
Series 2016 AMT
05/01/2027	2.875%	2,370,000	2,367,061
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	889,405
05/15/2047	5.250%	1,105,000	1,194,881
Wisconsin Health & Educational Facilities Authority
Prerefunded 02/15/19 Revenue Bonds
ProHealth Care, Inc. Obligation Group
Series 2009
02/15/2039	6.625%	13,000,000	13,690,690

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2018	27

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 09/15/19 Revenue Bonds
St. John’s Community, Inc.
Series 2009A
09/15/2029	7.250%	1,000,000	1,092,140
09/15/2039	7.625%	1,000,000	1,098,120
Refunding Revenue Bonds
Ascension Health Credit Group
Series 2016
11/15/2046	4.000%	28,000,000	28,673,960
Revenue Bonds
Aurora Health Care, Inc.
Series 2010A
04/15/2039	5.625%	6,100,000	6,470,209
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	6,750,000	7,227,427
08/15/2034	5.250%	8,000,000	8,500,240
Unrefunded Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/2035	5.250%	1,365,000	1,404,995
Total			90,982,218
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wyoming 0.2%
County of Campbell
Revenue Bonds
Basin Electric Power Cooperative
Series 2009A
07/15/2039	5.750%	7,900,000	8,317,357
Total Municipal Bonds (Cost $3,434,672,172)			3,584,568,834

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.940%(h)	1,618,051	1,618,051
Total Money Market Funds (Cost $1,617,889)		1,618,051
Total Investments (Cost $3,481,155,061)		3,631,051,885
Other Assets & Liabilities, Net		31,538,659
Net Assets		$3,662,590,544

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $127,675,371, which represents 3.49% of net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2018, the value of these securities amounted to $14,774,930, which represents 0.40% of net assets.
(f)	Zero coupon bond.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2018, the value of these securities amounted to $9,539,376, which represents 0.26% of net assets.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Tax-Exempt Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	44,865,000	—	44,865,000
Municipal Bonds	—	3,584,568,834	—	3,584,568,834
Money Market Funds	1,618,051	—	—	1,618,051
Total Investments	1,618,051	3,629,433,834	—	3,631,051,885
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2018	29

Statement of Assets and Liabilities
January 31, 2018 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$3,481,155,061
Investments in unaffiliated issuers, at value	3,631,051,885
Cash	184,969
Receivable for:
Investments sold	372,150
Capital shares sold	11,562,304
Interest	37,289,490
Prepaid expenses	12,994
Trustees’ deferred compensation plan	476,496
Other assets	36,125
Total assets	3,680,986,413
Liabilities
Payable for:
Capital shares purchased	5,546,041
Distributions to shareholders	11,934,376
Management services fees	43,715
Distribution and/or service fees	17,407
Transfer agent fees	201,698
Compensation of board members	41,568
Compensation of chief compliance officer	185
Other expenses	134,383
Trustees’ deferred compensation plan	476,496
Total liabilities	18,395,869
Net assets applicable to outstanding capital stock	$3,662,590,544
Represented by
Paid in capital	3,499,038,884
Undistributed net investment income	23,849,899
Accumulated net realized loss	(10,195,063)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	149,896,824
Total - representing net assets applicable to outstanding capital stock	$3,662,590,544
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Tax-Exempt Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
January 31, 2018 (Unaudited)
Class A
Net assets	$2,764,747,554
Shares outstanding	205,166,045
Net asset value per share	$13.48
Maximum offering price per share(a)	$13.90
Advisor Class(b)
Net assets	$9,980,102
Shares outstanding	740,757
Net asset value per share	$13.47
Class C
Net assets	$98,033,587
Shares outstanding	7,277,733
Net asset value per share	$13.47
Institutional Class(c)
Net assets	$778,590,344
Shares outstanding	57,768,702
Net asset value per share	$13.48
Institutional 2 Class(d)
Net assets	$3,301,424
Shares outstanding	244,960
Net asset value per share	$13.48
Institutional 3 Class(e)
Net assets	$7,937,533
Shares outstanding	587,328
Net asset value per share	$13.51

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2018	31

Statement of Operations
Six Months Ended January 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$28,667
Interest	85,377,630
Total income	85,406,297
Expenses:
Management services fees	8,242,234
Distribution and/or service fees
Class A	2,864,451
Class B	1
Class C	489,278
Transfer agent fees
Class A	948,584
Advisor Class(a)	2,820
Class C	34,112
Institutional Class(b)	267,048
Institutional 2 Class(c)	866
Institutional 3 Class(d)	258
Compensation of board members	43,284
Custodian fees	12,546
Printing and postage fees	77,520
Registration fees	66,879
Audit fees	20,268
Legal fees	47,479
Compensation of chief compliance officer	783
Other	60,588
Total expenses	13,178,999
Fees waived by distributor
Class C	(51,503)
Total net expenses	13,127,496
Net investment income	72,278,801
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	19,955,534
Net realized gain	19,955,534
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(54,289,718)
Net change in unrealized appreciation (depreciation)	(54,289,718)
Net realized and unrealized loss	(34,334,184)
Net increase in net assets resulting from operations	$37,944,617

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Tax-Exempt Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017 (a)
Operations
Net investment income	$72,278,801	$160,356,010
Net realized gain (loss)	19,955,534	(15,859,466)
Net change in unrealized appreciation (depreciation)	(54,289,718)	(185,401,413)
Net increase (decrease) in net assets resulting from operations	37,944,617	(40,904,869)
Distributions to shareholders
Net investment income
Class A	(54,065,552)	(121,531,849)
Advisor Class(b)	(169,672)	(337,662)
Class B(c)	—	(21,849)
Class C	(1,609,447)	(3,788,765)
Institutional Class(d)	(16,025,798)	(33,163,934)
Institutional 2 Class(e)	(55,922)	(42,704)
Institutional 3 Class(f)	(110,424)	(1,045)
Total distributions to shareholders	(72,036,815)	(158,887,808)
Decrease in net assets from capital stock activity	(107,016,864)	(305,297,981)
Total decrease in net assets	(141,109,062)	(505,090,658)
Net assets at beginning of period	3,803,699,606	4,308,790,264
Net assets at end of period	$3,662,590,544	$3,803,699,606
Undistributed net investment income	$23,849,899	$23,607,913

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(d)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(e)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(f)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2018	33

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2018 (Unaudited)		July 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A(b)
Subscriptions (c)	3,775,667	51,415,753	8,485,284	116,278,227
Distributions reinvested	3,702,733	50,328,486	8,003,012	108,989,520
Redemptions	(14,207,628)	(193,567,514)	(39,274,938)	(531,821,040)
Net decrease	(6,729,228)	(91,823,275)	(22,786,642)	(306,553,293)
Advisor Class(d)
Subscriptions	326,207	4,446,541	533,497	7,405,846
Distributions reinvested	12,458	169,212	24,763	336,873
Redemptions	(112,415)	(1,532,858)	(416,035)	(5,615,989)
Net increase	226,250	3,082,895	142,225	2,126,730
Class B(b)
Subscriptions	—	—	55	758
Distributions reinvested	—	—	1,471	20,070
Redemptions (c)	(724)	(11,057)	(74,515)	(1,011,236)
Net decrease	(724)	(11,057)	(72,989)	(990,408)
Class C
Subscriptions	352,945	4,808,962	1,166,247	16,064,610
Distributions reinvested	107,569	1,461,588	238,948	3,253,946
Redemptions	(911,177)	(12,402,851)	(2,103,212)	(28,526,604)
Net decrease	(450,663)	(6,132,301)	(698,017)	(9,208,048)
Institutional Class(e)
Subscriptions	3,643,541	49,617,530	14,652,700	197,981,095
Distributions reinvested	458,826	6,236,306	788,153	10,730,328
Redemptions	(5,673,836)	(77,296,035)	(14,845,965)	(200,603,463)
Net increase (decrease)	(1,571,469)	(21,442,199)	594,888	8,107,960
Institutional 2 Class(f)
Subscriptions	201,594	2,749,407	105,982	1,446,381
Distributions reinvested	4,102	55,719	3,104	42,280
Redemptions	(107,086)	(1,455,452)	(25,392)	(339,838)
Net increase	98,610	1,349,674	83,694	1,148,823
Institutional 3 Class(g)
Subscriptions	641,382	8,768,807	5,199	69,977
Distributions reinvested	8,100	110,217	64	871
Redemptions	(67,373)	(919,625)	(44)	(593)
Net increase	582,109	7,959,399	5,219	70,255
Total net decrease	(7,845,115)	(107,016,864)	(22,731,622)	(305,297,981)

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective July 17, 2017, Class B shares were automatically converted to Class A shares. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed.
(c)	Includes conversions of Class B shares to Class A shares, if any.
(d)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(e)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(f)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(g)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Tax-Exempt Fund | Semiannual Report 2018

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Columbia Tax-Exempt Fund | Semiannual Report 2018	35

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class A
1/31/2018 (c)	$13.60	0.26	(0.12)	0.14	(0.26)
7/31/2017	$14.25	0.55	(0.66)	(0.11)	(0.54)
7/31/2016	$13.84	0.56	0.41	0.97	(0.56)
7/31/2015	$13.82	0.59	0.02	0.61	(0.59)
7/31/2014	$13.38	0.60	0.43	1.03	(0.59)
7/31/2013	$14.27	0.57	(0.89)	(0.32)	(0.57)
Advisor Class(j)
1/31/2018 (c)	$13.60	0.27	(0.13)	0.14	(0.27)
7/31/2017	$14.25	0.57	(0.65)	(0.08)	(0.57)
7/31/2016	$13.84	0.59	0.41	1.00	(0.59)
7/31/2015	$13.82	0.62	0.01	0.63	(0.61)
7/31/2014	$13.37	0.63	0.44	1.07	(0.62)
7/31/2013 (k)	$14.23	0.22	(0.86)	(0.64)	(0.22)
Class C
1/31/2018 (c)	$13.60	0.22	(0.14)	0.08	(0.21)
7/31/2017	$14.24	0.46	(0.65)	(0.19)	(0.45)
7/31/2016	$13.84	0.47	0.40	0.87	(0.47)
7/31/2015	$13.82	0.51	0.01	0.52	(0.50)
7/31/2014	$13.37	0.54	0.44	0.98	(0.53)
7/31/2013	$14.26	0.49	(0.89)	(0.40)	(0.49)
Institutional Class(l)
1/31/2018 (c)	$13.60	0.27	(0.12)	0.15	(0.27)
7/31/2017	$14.25	0.57	(0.65)	(0.08)	(0.57)
7/31/2016	$13.84	0.59	0.41	1.00	(0.59)
7/31/2015	$13.82	0.62	0.01	0.63	(0.61)
7/31/2014	$13.38	0.63	0.43	1.06	(0.62)
7/31/2013	$14.27	0.60	(0.90)	(0.30)	(0.59)
Institutional 2 Class(m)
1/31/2018 (c)	$13.60	0.27	(0.12)	0.15	(0.27)
7/31/2017	$14.25	0.58	(0.66)	(0.08)	(0.57)
7/31/2016	$13.84	0.60	0.41	1.01	(0.60)
7/31/2015	$13.82	0.63	0.01	0.64	(0.62)
7/31/2014 (n)	$13.27	0.41	0.54	0.95	(0.40)
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Tax-Exempt Fund | Semiannual Report 2018

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.26)	—	$13.48	1.02%	0.72% (d)	0.72% (d)	3.79% (d)	8%	$2,764,748
(0.54)	—	$13.60	(0.70%)	0.72% (e),(f)	0.72% (e),(f),(g)	3.98%	13%	$2,882,268
(0.56)	—	$14.25	7.19%	0.76% (e)	0.76% (e),(g)	4.04%	14%	$3,344,274
(0.59)	0.00 (h)	$13.84	4.41% (i)	0.77% (e)	0.77% (e),(g)	4.21%	13%	$3,238,956
(0.59)	—	$13.82	7.89%	0.77% (e)	0.77% (e),(g)	4.44%	10%	$3,314,256
(0.57)	—	$13.38	(2.42%)	0.76% (e)	0.76% (e),(g)	4.02%	8%	$3,546,639

(0.27)	—	$13.47	1.05%	0.52% (d)	0.52% (d)	4.00% (d)	8%	$9,980
(0.57)	—	$13.60	(0.50%)	0.52% (e),(f)	0.52% (e),(f),(g)	4.20%	13%	$6,997
(0.59)	—	$14.25	7.40%	0.56% (e)	0.56% (e),(g)	4.23%	14%	$5,303
(0.61)	0.00 (h)	$13.84	4.62% (i)	0.57% (e)	0.57% (e),(g)	4.42%	13%	$1,634
(0.62)	—	$13.82	8.18%	0.57% (e)	0.57% (e),(g)	4.63%	10%	$1,340
(0.22)	—	$13.37	(4.56%)	0.56% (d),(e)	0.56% (d),(e),(g)	4.39% (d)	8%	$104

(0.21)	—	$13.47	0.62%	1.47% (d)	1.37% (d)	3.14% (d)	8%	$98,034
(0.45)	—	$13.60	(1.27%)	1.47% (e),(f)	1.37% (e),(f),(g)	3.33%	13%	$105,081
(0.47)	—	$14.24	6.42%	1.51% (e)	1.41% (e),(g)	3.38%	14%	$120,031
(0.50)	0.00 (h)	$13.84	3.80% (i)	1.52% (e)	1.36% (e),(g)	3.63%	13%	$99,273
(0.53)	—	$13.82	7.48%	1.52% (e)	1.22% (e),(g)	3.99%	10%	$92,689
(0.49)	—	$13.37	(2.97%)	1.51% (e)	1.31% (e),(g)	3.47%	8%	$105,414

(0.27)	—	$13.48	1.13%	0.52% (d)	0.52% (d)	3.99% (d)	8%	$778,590
(0.57)	—	$13.60	(0.50%)	0.52% (e),(f)	0.52% (e),(f),(g)	4.18%	13%	$807,282
(0.59)	—	$14.25	7.40%	0.56% (e)	0.56% (e),(g)	4.24%	14%	$837,239
(0.61)	0.00 (h)	$13.84	4.62% (i)	0.57% (e)	0.57% (e),(g)	4.41%	13%	$752,369
(0.62)	—	$13.82	8.10%	0.57% (e)	0.57% (e),(g)	4.63%	10%	$569,243
(0.59)	—	$13.38	(2.22%)	0.56% (e)	0.56% (e),(g)	4.21%	8%	$652,839

(0.27)	—	$13.48	1.13%	0.52% (d)	0.52% (d)	4.00% (d)	8%	$3,301
(0.57)	—	$13.60	(0.47%)	0.51% (e),(f)	0.51% (e),(f)	4.21%	13%	$1,990
(0.60)	—	$14.25	7.47%	0.50% (e)	0.50% (e)	4.30%	14%	$893
(0.62)	0.00 (h)	$13.84	4.69% (i)	0.50% (e)	0.50% (e)	4.51%	13%	$622
(0.40)	—	$13.82	7.24%	0.51% (d),(e)	0.51% (d),(e)	4.69% (d)	10%	$312
Columbia Tax-Exempt Fund | Semiannual Report 2018	37

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Institutional 3 Class(o)
1/31/2018 (c)	$13.64	0.28	(0.13)	0.15	(0.28)
7/31/2017 (p)	$13.45	0.23	0.19 (q)	0.42	(0.23)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2018 (unaudited).
(d)	Annualized.
(e)	Ratios include interest and fee expense related to the participation in certain inverse floater programs which is less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class
07/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Rounds to zero.
(i)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.03%.
(j)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(k)	Advisor Class shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(l)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(m)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(n)	Institutional 2 Class shares commenced operations on December 11, 2013. Per share data and total return reflect activity from that date.
(o)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(p)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(q)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(r)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Tax-Exempt Fund | Semiannual Report 2018

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.28)	—	$13.51	1.08%	0.47% (d)	0.47% (d)	4.13% (d)	8%	$7,938
(0.23)	—	$13.64	3.17%	0.49% (d),(r)	0.49% (d),(r)	4.19% (d)	13%	$71
Columbia Tax-Exempt Fund | Semiannual Report 2018	39

Notes to Financial Statements
January 31, 2018 (Unaudited)
Note 1. Organization
Columbia Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge are subject to a contingent deferred sales charge (CDSC) of 0.75% on certain investments of $500,000 or more if redeemed within 12 months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Effective July 17, 2017, Class B shares of the Fund were no longer offered. On August 4, 2017, the capital owned by Columbia Management Investment Advisers, LLC in Class B shares was redeemed without a CDSC.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or
40	Columbia Tax-Exempt Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Tax-Exempt Fund | Semiannual Report 2018	41

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2018 was 0.43% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund as disclosed in the Statement of Operations, along with other affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
42	Columbia Tax-Exempt Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Advisor Class	0.07
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.06
Institutional 3 Class	0.01
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At January 31, 2018, the Fund’s total potential future obligation over the life of the Guaranty is $123,951. The liability remaining at January 31, 2018 for non-recurring charges associated with the lease amounted to $58,636 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund. As a result of all Class B shares of the Fund being redeemed or converted to Class A shares, August 4, 2017 was the last day the Fund paid a service fee or distribution fee for Class B shares.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.65% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Columbia Tax-Exempt Fund | Semiannual Report 2018	43

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2018, if any, are listed below:
Amount ($)
Class A	397,034
Class C	3,336
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	November 1, 2017 through November 30, 2018	Prior to November 1, 2017
Class A	0.80%	0.83%
Advisor Class	0.60	0.63
Class C	1.55	1.58
Institutional Class	0.60	0.63
Institutional 2 Class	0.59	0.63
Institutional 3 Class	0.55	0.58
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,481,155,000	201,668,000	(51,771,000)	149,897,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
44	Columbia Tax-Exempt Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The following capital loss carryforwards, determined at July 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	7,286,973	8,117,805	8,041,257	23,446,035
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $313,881,385 and $421,450,482, respectively, for the six months ended January 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2018.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Columbia Tax-Exempt Fund | Semiannual Report 2018	45

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At January 31, 2018, one unaffiliated shareholder of record owned 10.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 39.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
46	Columbia Tax-Exempt Fund | Semiannual Report 2018

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Tax-Exempt Fund | Semiannual Report 2018	47

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Tax-Exempt Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR233_07_H01_(03/18)

SemiAnnual Report
January 31, 2018
CMG Ultra Short Term Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedleus.com/institutional. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
CMG Ultra Short Term Bond Fund   |  Semiannual Report 2018

CMG Ultra Short Term Bond Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
CMG Ultra Short Term Bond Fund (the Fund) seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Portfolio management
Leonard Aplet, CFA
Co-portfolio manager
Managed Fund since 2012
Gregory Liechty
Co-portfolio manager
Managed Fund since 2016
Ronald Stahl, CFA
Co-portfolio manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended January 31, 2018)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
CMG Ultra Short Term Bond Fund	03/08/04	0.47	1.18	0.69	1.10
Bloomberg Barclays U.S. Short-Term Government/Corporate Index		0.55	0.98	0.51	0.82
The Fund commenced operations on November 23, 2009. The returns shown for periods prior to November 23, 2009 are the returns of CMG Ultra Short Term Bond Fund, the predecessor to the Fund and a portfolio of Columbia Funds Institutional Trust. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions. The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of shares.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/institutional or calling 800.345.6611.
The Bloomberg Barclays U.S. Short-Term Government/Corporate Index tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with maturities of less than one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	CMG Ultra Short Term Bond Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2018)
Asset-Backed Securities — Non-Agency	26.8
Commercial Mortgage-Backed Securities - Non-Agency	3.0
Corporate Bonds & Notes	51.5
Foreign Government Obligations	1.0
Money Market Funds	4.1
Residential Mortgage-Backed Securities - Agency	0.0 (a)
Residential Mortgage-Backed Securities - Non-Agency	0.3
U.S. Government & Agency Obligations	7.2
U.S. Treasury Obligations	6.1
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2018)
AAA rating	44.2
AA rating	9.6
A rating	29.5
BBB rating	16.7
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

CMG Ultra Short Term Bond Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2017 — January 31, 2018
Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
1,000.00	1,000.00	1,004.70	1,023.95	1.26	1.28	0.25
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	CMG Ultra Short Term Bond Fund | Semiannual Report 2018

Portfolio of Investments
January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 27.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2012-1A Class A1
1-month USD LIBOR + 0.800% 12/27/2022	2.361%	89,086	89,092
AccessLex Institute(b)
Series 2005-1 Class A3
3-month USD LIBOR + 0.150% 06/22/2022	1.808%	1,514,099	1,513,624
Ally Master Owner Trust
Series 2015-3 Class A
05/15/2020	1.630%	14,050,000	14,039,959
American Credit Acceptance Receivables Trust(a)
Series 2016-3 Class A
11/12/2020	1.700%	2,346,235	2,343,148
Series 2016-4 Class A
06/12/2020	1.500%	2,310,054	2,308,322
Series 2017-1 Class A
06/15/2020	1.720%	4,105,121	4,100,697
Series 2017-2 Class A
07/13/2020	1.840%	2,012,204	2,010,139
Series 2017-3 Class A
03/10/2020	1.820%	3,230,916	3,227,087
Series 2017-4 Class A
07/10/2020	2.000%	3,303,459	3,302,211
AmeriCredit Automobile Receivables Trust(b)
Series 2016-3 Class A2B
1-month USD LIBOR + 0.560% 11/08/2019	2.115%	443,497	443,581
AmeriCredit Automobile Receivables Trust
Series 2017-2 Class A2A
09/18/2020	1.650%	1,923,459	1,918,849
Series 2017-3 Class A2A
12/18/2020	1.690%	4,125,000	4,111,720
ARI Fleet Lease Trust(a)
Series 2016-A Class A2
07/15/2024	1.820%	2,440,856	2,438,271
Ascentium Equipment Receivables Trust(a)
Series 2017-1A Class A2
07/10/2019	1.870%	3,050,000	3,044,160
Series 2017-2A Class A2
05/11/2020	2.000%	7,000,000	6,962,625
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2013-1A Class A
09/20/2019	1.920%	5,808,000	5,804,427
CarMax Auto Owner Trust
Series 2016-4 Class A2
11/15/2019	1.210%	1,361,793	1,359,360
Series 2017-3 Class A2A
09/15/2020	1.640%	4,615,000	4,600,935
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCG Receivables Trust(a)
Series 2017-1 Class A2
11/14/2023	1.840%	4,700,000	4,663,407
Chesapeake Funding II LLC(a)
Series 2016-1A Class A1
03/15/2028	2.110%	4,251,146	4,249,740
Series 2016-2A Class A1
06/15/2028	1.880%	6,062,395	6,046,737
Series 2017-3A Class A1
08/15/2029	1.910%	7,900,000	7,841,245
Series 2017-4A Class A1
11/15/2029	2.120%	6,095,000	6,046,548
Chesapeake Funding II LLC(a),(b)
Series 2017-2A Class A2
1-month USD LIBOR + 0.450% 05/15/2029	2.010%	6,600,000	6,612,444
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A2
01/15/2020	1.360%	1,205,520	1,204,648
CNH Equipment Trust
Series 2014-C Class A3
11/15/2019	1.050%	1,006,411	1,005,033
Series 2015-B Class A3
07/15/2020	1.370%	1,718,725	1,715,182
Series 2016-B Class A2A
10/15/2019	1.310%	778,575	778,079
Series 2016-C Class A2
02/18/2020	1.260%	2,679,842	2,674,507
Dell Equipment Finance Trust(a)
Series 2016-1 Class A2
09/24/2018	1.430%	246,528	246,440
DLL Securitization Trust(a)
Series 2017-A Class A2
07/15/2020	1.890%	4,000,000	3,987,002
Drive Auto Receivables Trust
Series 2017-2 Class A2A
08/15/2019	1.630%	1,922,201	1,921,745
DT Auto Owner Trust(a)
Series 2016-4A Class A
11/15/2019	1.440%	77,051	77,037
Series 2017-2A Class A
05/15/2020	1.720%	1,503,310	1,501,939
Series 2017-3A Class A
08/17/2020	1.730%	3,513,999	3,507,916
Enterprise Fleet Financing LLC(a)
Series 2015-1 Class A2
09/20/2020	1.300%	87,133	87,110

The accompanying Notes to Financial Statements are an integral part of this statement.
CMG Ultra Short Term Bond Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-2 Class A2
02/22/2021	1.590%	1,270,962	1,270,218
Series 2016-2 Class A2
02/22/2022	1.740%	2,229,617	2,222,588
Series 2017-1 Class A2
07/20/2022	2.130%	3,485,627	3,480,012
Series 2017-3 Class A2
05/22/2023	2.130%	3,200,000	3,184,323
Exeter Automobile Receivables Trust(a)
Series 2016-1A Class A
07/15/2020	2.350%	304,947	304,789
Series 2016-3A Class A
11/16/2020	1.840%	1,070,216	1,068,466
Series 2017-3A Class A
12/15/2021	2.050%	3,117,857	3,107,725
Series 2018-1A Class A
05/17/2021	2.210%	4,665,000	4,664,722
First Investors Auto Owner Trust(a)
Series 2015-1A Class A3
11/16/2020	1.710%	767,386	766,467
Series 2017-1A Class A1
04/15/2021	1.690%	1,076,578	1,073,123
Series 2017-2A Class A1
10/15/2021	1.860%	3,664,851	3,651,590
Flagship Credit Auto Trust(a)
Series 2016-3 Class A1
12/15/2019	1.610%	1,261,171	1,259,911
Ford Credit Auto Owner Trust(a)
Series 2015-1 Class A
07/15/2026	2.120%	5,750,000	5,713,960
GM Financial Automobile Leasing Trust
Series 2015-2 Class A3
12/20/2018	1.680%	1,973,648	1,973,343
Series 2015-3 Class A3
03/20/2019	1.690%	1,389,876	1,389,071
GreatAmerica Leasing Receivables Funding LLC(a)
Series 2017-1 Class A2
04/22/2019	1.720%	2,831,791	2,825,051
Harley-Davidson Motorcycle Trust
Series 2015-2 Class A3
03/16/2020	1.300%	3,009,716	3,006,610
Hertz Fleet Lease Funding LP(a),(b)
Series 2015-1 Class A
1-month USD LIBOR + 0.570% 07/10/2029	2.124%	3,031,760	3,031,766
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% 04/10/2030	2.532%	5,453,358	5,469,844
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	2.204%	8,900,000	8,918,589
Hertz Fleet Lease Funding LP(a)
Series 2016-1 Class A2
04/10/2030	1.960%	5,141,213	5,102,061
Hertz Vehicle Financing LLC(a)
Series 2013-1A Class A2
08/25/2019	1.830%	6,000,000	5,990,898
Honda Auto Receivables Owner Trust
Series 2017-4 Class A2
01/21/2020	1.800%	11,175,000	11,151,214
Huntington Auto Trust
Series 2016-1 Class A3
11/16/2020	1.590%	15,815,000	15,735,982
Hyundai Auto Lease Securitization Trust(a)
Series 2017-A Class A2A
07/15/2019	1.560%	1,543,519	1,541,105
Hyundai Floorplan Master Owner Trust(a)
Series 2016-1A Class A2
03/15/2021	1.810%	4,000,000	3,981,332
John Deere Owner Trust
Series 2017-B Class A2A
04/15/2020	1.590%	3,115,000	3,104,796
MMAF Equipment Finance LLC(a)
Series 2017-B Class A2
10/15/2020	1.930%	3,550,000	3,534,858
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/2021	2.200%	7,128,295	7,103,705
New York City Tax Lien Trust(a)
Series 2016-A Class A
11/10/2029	1.470%	519,518	516,002
Series 2017-A Class A
11/10/2030	1.870%	5,569,686	5,531,740
Nissan Auto Lease Trust
Series 2017-A Class A3
04/15/2020	1.910%	2,742,000	2,728,141
Nissan Master Owner Trust Receivables(b)
Series 2017-A Class A
1-month USD LIBOR + 0.310% 04/15/2021	1.870%	9,250,000	9,260,752
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/2021	2.040%	229,105	229,031
Prestige Auto Receivables Trust(a)
Series 2016-1A Class A3
06/15/2020	1.990%	3,250,000	3,249,157

The accompanying Notes to Financial Statements are an integral part of this statement.
6	CMG Ultra Short Term Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Drive Auto Receivables Trust
Series 2016-3 Class A2
11/15/2019	1.340%	257,245	257,188
Securitized Term Auto Receivables Trust(a)
Series 2017-2A Class A2A
01/27/2020	1.775%	5,000,000	4,984,420
SLM Student Loan Trust(a),(b)
Series 2003-12 Class A5
3-month USD LIBOR + 0.280% 09/15/2022	1.869%	173,293	173,338
Series 2004-8A Class A5
3-month USD LIBOR + 0.500% 04/25/2024	2.245%	6,846,795	6,867,069
SMB Private Education Loan Trust(a),(b)
Series 2016-A Class A1
1-month USD LIBOR + 0.700% 05/15/2023	2.260%	262,686	262,733
Series 2016-B Class A1
1-month USD LIBOR + 0.650% 11/15/2023	2.210%	1,839,486	1,840,692
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	3,610,616	3,587,370
SoFi Consumer Loan Program Trust(a),(c)
Series 2018-1 Class A1
02/25/2027	2.600%	2,425,000	2,424,843
SoFi Professional Loan Program LLC(a)
Series 2016-B Class A2A
03/25/2031	1.680%	1,987,412	1,984,259
Series 2016-C Class A2A
05/26/2031	1.480%	2,369,352	2,358,986
Series 2017-C Class A2A
07/25/2040	1.750%	2,649,739	2,633,810
Series 2017-F Class A1FX
01/25/2041	2.050%	3,476,811	3,460,568
Series 2018-A Class A2A
02/25/2042	2.390%	3,675,000	3,674,822
TCF Auto Receivables Owner Trust(a)
Series 2016-1A Class A2
11/15/2019	1.390%	1,124,699	1,124,141
Series 2016-PT1A Class A
06/15/2022	1.930%	5,723,627	5,694,479
United Auto Credit Securitization Trust(a),(c)
Series 2018-1 Class A
04/10/2020	2.000%	8,000,000	7,999,816
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/2021	1.420%	7,654,000	7,594,401
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-2A Class A
05/20/2021	1.680%	10,210,000	10,117,409
Volvo Financial Equipment LLC(a)
Series 2017-1A Class A2
10/15/2019	1.550%	4,615,895	4,607,892
Volvo Financial Equipment Master Owner Trust(a),(b)
Series 2017-A Class A
1-month USD LIBOR + 0.500% 11/15/2022	1.977%	2,750,000	2,758,700
Wachovia Student Loan Trust(b)
Series 2005-1 Class A5
3-month USD LIBOR + 0.130% 01/26/2026	1.875%	4,388,149	4,386,999
Westlake Automobile Receivables Trust(a)
Series 2016-3A Class A2
10/15/2019	1.420%	1,887,208	1,884,644
Series 2017-1A Class A2
04/15/2020	1.780%	7,606,824	7,599,192
Series 2017-2A Class A2A
07/15/2020	1.800%	8,750,000	8,729,799
Series 2018-1A Class A2A
12/15/2020	2.240%	4,375,000	4,374,310
Wheels SPV 2 LLC(a)
Series 2015-1A Class A2
04/22/2024	1.270%	420,171	419,815
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	6,000,000	5,935,822
World Omni Automobile Lease Securitization Trust(b)
Series 2016-A2B Class A2B
1-month USD LIBOR + 0.410% 02/15/2019	1.970%	1,615,134	1,616,288
Total Asset-Backed Securities — Non-Agency (Cost $365,154,446)			364,281,713

Commercial Mortgage-Backed Securities - Non-Agency 3.0%

CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/2058	1.501%	2,156,177	2,123,265
Commercial Mortgage Pass-Through Certificates
Series 2014-CR14 Class A1
02/10/2047	1.330%	219,458	219,247
Commercial Mortgage Trust
Series 2013-CR10 Class A1
08/10/2046	1.278%	713,858	712,600
Series 2013-CR6 Class A2
03/10/2046	2.122%	863,790	863,258
Series 2013-CR9 Class A2
07/10/2045	3.055%	2,165,517	2,167,912

The accompanying Notes to Financial Statements are an integral part of this statement.
CMG Ultra Short Term Bond Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-LC13 Class A2
08/10/2046	3.009%	1,061,243	1,064,991
Series 2014-CR19 Class A1
08/10/2047	1.415%	6,704,111	6,669,200
Series 2014-CR20 Class A1
11/10/2047	1.324%	5,431,411	5,393,404
GS Mortgage Securities Corp. II
Series 2015-GC30 Class A1
05/10/2050	1.439%	9,650,489	9,559,537
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12 Class A2
07/15/2045	2.424%	1,670,938	1,671,118
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 Class A1
08/15/2047	1.551%	644,764	641,503
UBS Commercial Mortgage Trust
Series 2012-C1 Class AAB
05/10/2045	3.002%	8,488,821	8,560,353
WF-RBS Commercial Mortgage Trust
Series 2014-C20 Class A1
05/15/2047	1.283%	1,393,570	1,390,595
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $41,205,525)			41,036,983

Corporate Bonds & Notes 51.8%

Aerospace & Defense 1.0%
Lockheed Martin Corp.
11/23/2018	1.850%	7,000,000	6,983,802
Northrop Grumman Corp.
06/01/2018	1.750%	7,000,000	6,997,928
Total			13,981,730
Automotive 1.7%
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.250% 11/05/2018	1.641%	5,000,000	5,002,735
Ford Motor Credit Co. LLC
10/05/2018	2.551%	9,435,000	9,453,341
Toyota Motor Credit Corp.
05/20/2019	1.400%	3,483,000	3,443,698
10/18/2019	1.550%	5,580,000	5,507,287
Total			23,407,061
Banking 16.7%
American Express Credit Corp.(b)
3-month USD LIBOR + 0.550% 03/18/2019	2.150%	8,000,000	8,035,592
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Australia & New Zealand Banking Group Ltd.(a),(b)
3-month USD LIBOR + 0.660% 09/23/2019	2.335%	7,000,000	7,050,967
Bank of America Corp.(b)
3-month USD LIBOR + 0.870% 04/01/2019	2.565%	15,000,000	15,112,185
Bank of Montreal(b)
3-month USD LIBOR + 0.600% 12/12/2019	2.149%	7,000,000	7,047,684
Bank of New York Mellon Corp. (The)(b)
3-month USD LIBOR + 0.380% 05/22/2018	1.826%	6,000,000	6,005,652
Bank of Nova Scotia (The)(b)
3-month USD LIBOR + 0.390% 07/14/2020	2.112%	7,000,000	7,019,502
Barclays Bank PLC
02/20/2019	2.500%	6,000,000	6,006,036
BB&T Corp.(b)
3-month USD LIBOR + 0.660% 02/01/2019	2.433%	7,000,000	7,033,334
Citigroup Inc.(b)
3-month USD LIBOR + 0.790% 01/10/2020	2.498%	11,000,000	11,088,803
Commonwealth Bank of Australia
03/12/2018	1.625%	6,500,000	6,498,346
Cooperatieve Rabobank UA
01/14/2019	2.250%	7,000,000	7,003,381
Credit Suisse AG
04/27/2018	1.700%	6,000,000	5,998,638
Discover Bank
02/21/2018	2.000%	5,000,000	5,000,042
Fifth Third Bank
02/28/2018	1.450%	7,000,000	6,998,339
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 1.160% 04/23/2020	2.905%	12,000,000	12,196,968
HSBC USA, Inc.
08/07/2018	2.000%	7,000,000	6,995,569
Huntington National Bank (The)
06/30/2018	2.000%	6,000,000	6,000,426
ING Bank NV(a),(b)
3-month USD LIBOR + 1.130% 03/22/2019	2.788%	6,000,000	6,063,636
JPMorgan Chase & Co.(b)
3-month USD LIBOR + 0.840% 03/22/2019	2.498%	15,000,000	15,103,950
KeyBank NA
02/01/2018	1.650%	7,000,000	6,999,989

The accompanying Notes to Financial Statements are an integral part of this statement.
8	CMG Ultra Short Term Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lloyds Bank PLC
11/27/2018	2.300%	7,000,000	7,003,892
M&T Bank Corp.
07/25/2019	2.250%	4,000,000	3,990,704
Morgan Stanley(b)
3-month USD LIBOR + 0.850% 01/24/2019	2.591%	10,000,000	10,055,410
PNC Bank NA(b)
3-month USD LIBOR + 0.400% 12/07/2018	1.915%	7,000,000	7,015,729
Royal Bank of Canada(b)
3-month USD LIBOR + 0.710% 04/15/2019	2.430%	7,000,000	7,044,646
State Street Corp.
05/15/2018	1.350%	3,713,000	3,707,033
Toronto-Dominion Bank (The)(b)
3-month USD LIBOR + 0.840% 01/22/2019	2.585%	3,474,000	3,497,332
U.S. Bank NA(b)
3-month USD LIBOR + 0.150% 05/24/2019	1.612%	7,000,000	7,004,305
Wells Fargo & Co.(b)
3-month USD LIBOR + 0.880% 07/22/2020	2.625%	10,000,000	10,142,430
Westpac Banking Corp.(b)
3-month USD LIBOR + 0.430% 03/06/2020	1.939%	6,885,000	6,908,450
Total			225,628,970
Cable and Satellite 1.1%
British Sky Broadcasting Group PLC(a)
02/15/2018	6.100%	6,170,000	6,179,567
Comcast Corp.
05/15/2018	5.700%	8,000,000	8,086,456
Total			14,266,023
Chemicals 0.5%
LyondellBasell Industries NV
04/15/2019	5.000%	7,000,000	7,158,809
Construction Machinery 1.2%
Caterpillar Financial Services(b)
3-month USD LIBOR + 0.510% 01/10/2020	2.218%	8,000,000	8,054,336
John Deere Capital Corp.(b)
3-month USD LIBOR + 0.270% 10/15/2018	1.992%	8,000,000	8,012,024
Total			16,066,360
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 1.1%
General Electric Capital Corp.(b)
3-month USD LIBOR + 0.620% 01/09/2020	2.324%	8,473,000	8,507,155
Honeywell International, Inc.(b)
3-month USD LIBOR + 0.280% 10/30/2019	2.047%	1,875,000	1,881,684
United Technologies Corp.(b)
3-month USD LIBOR + 0.350% 11/01/2019	2.123%	5,000,000	5,017,880
Total			15,406,719
Electric 3.2%
Duke Energy Corp.
06/15/2018	2.100%	2,848,000	2,849,307
MidAmerican Energy Co.
03/15/2018	5.300%	7,010,000	7,036,867
National Rural Utilities Cooperative Finance Corp.
02/01/2018	5.450%	2,255,000	2,255,213
Pacific Gas & Electric Co.(a),(b)
3-month USD LIBOR + 0.230% 11/28/2018	1.700%	6,000,000	5,999,418
Southern Co. (The)
07/01/2018	1.550%	7,159,000	7,145,004
Virginia Electric & Power Co.
04/30/2018	5.400%	9,393,000	9,469,750
WEC Energy Group, Inc.
06/15/2018	1.650%	7,807,000	7,799,583
Total			42,555,142
Food and Beverage 2.4%
Anheuser-Busch InBev Finance, Inc.(b)
3-month USD LIBOR + 0.400% 02/01/2019	2.173%	6,152,000	6,171,625
Diageo Capital PLC
04/29/2018	1.125%	7,000,000	6,986,938
Kraft Heinz Foods Co.
07/02/2018	2.000%	6,000,000	5,997,966
Molson Coors Brewing Co.
03/15/2019	1.900%	6,000,000	5,958,198
PepsiCo, Inc.(b)
3-month USD LIBOR + 0.040% 05/02/2019	1.421%	7,000,000	6,998,369
Total			32,113,096
Health Care 1.6%
Cardinal Health, Inc.
06/14/2019	1.948%	5,000,000	4,958,895

The accompanying Notes to Financial Statements are an integral part of this statement.
CMG Ultra Short Term Bond Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Express Scripts Holding Co.
06/15/2019	2.250%	5,000,000	4,978,280
Medtronic, Inc.(b)
3-month USD LIBOR + 0.800% 03/15/2020	2.389%	5,000,000	5,068,390
Thermo Fisher Scientific, Inc.
02/01/2019	2.400%	6,000,000	6,002,664
Total			21,008,229
Healthcare Insurance 1.5%
Aetna, Inc.
03/15/2019	2.200%	5,821,000	5,799,491
Anthem, Inc.
08/15/2019	2.250%	6,500,000	6,472,096
UnitedHealth Group, Inc.
07/16/2018	1.900%	8,000,000	7,996,488
Total			20,268,075
Integrated Energy 1.8%
BP Capital Markets PLC(b)
3-month USD LIBOR + 0.350% 08/14/2018	1.763%	9,000,000	9,013,869
Chevron Corp.(b)
3-month USD LIBOR + 0.210% 03/03/2020	1.697%	5,640,000	5,657,168
Total Capital S.A.
08/10/2018	2.125%	9,082,000	9,090,828
Total			23,761,865
Life Insurance 2.8%
American International Group, Inc.
07/16/2019	2.300%	5,000,000	4,983,725
Metropolitan Life Global Funding I(a),(b)
3-month USD LIBOR + 0.220% 09/19/2019	1.833%	6,000,000	6,003,930
New York Life Global Funding(a)
04/27/2018	1.300%	7,000,000	6,991,054
Pricoa Global Funding I(a)
09/21/2018	1.900%	7,000,000	6,990,060
Principal Life Global Funding II(a),(b)
3-month USD LIBOR + 0.300% 05/21/2018	1.741%	6,984,000	6,987,227
Voya Financial, Inc.
02/15/2018	2.900%	5,154,000	5,155,604
Total			37,111,600
Media and Entertainment 1.0%
21st Century Fox America, Inc.
05/18/2018	7.250%	7,925,000	8,047,837
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discovery Communications LLC(b)
3-month USD LIBOR + 0.710% 09/20/2019	2.336%	5,000,000	5,026,695
Total			13,074,532
Midstream 1.3%
Enterprise Products Operating LLC
05/07/2018	1.650%	6,370,000	6,362,337
Kinder Morgan, Inc.
12/01/2019	3.050%	5,394,000	5,421,223
TransCanada PipeLines Ltd.
01/15/2019	3.125%	5,600,000	5,645,086
Total			17,428,646
Natural Gas 0.5%
Sempra Energy(b)
3-month USD LIBOR + 0.250% 07/15/2019	1.959%	7,000,000	7,004,221
Pharmaceuticals 2.8%
AbbVie, Inc.
05/14/2018	1.800%	6,000,000	5,999,124
Allergan Funding SCS(b)
3-month USD LIBOR + 1.080% 03/12/2018	2.629%	5,000,000	5,003,862
Amgen, Inc.(b)
3-month USD LIBOR + 0.320% 05/10/2019	1.730%	6,000,000	6,016,500
Baxalta, Inc.
06/22/2018	2.000%	5,000,000	4,998,605
Baxalta, Inc.(b)
3-month USD LIBOR + 0.780% 06/22/2018	2.438%	850,000	851,658
Gilead Sciences, Inc.
09/04/2018	1.850%	7,000,000	6,994,820
Merck & Co., Inc.(b)
3-month USD LIBOR + 0.360% 05/18/2018	1.796%	5,000,000	5,004,585
Roche Holdings, Inc.(a),(b)
3-month USD LIBOR + 0.340% 09/30/2019	2.033%	3,400,000	3,413,406
Total			38,282,560
Property & Casualty 1.5%
Berkshire Hathaway Finance Corp.(b)
3-month USD LIBOR + 0.250% 01/11/2019	1.955%	7,000,000	7,015,274
Chubb Corp. (The)
05/15/2018	5.750%	6,000,000	6,066,342

The accompanying Notes to Financial Statements are an integral part of this statement.
10	CMG Ultra Short Term Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hartford Financial Services Group, Inc. (The)
01/15/2019	6.000%	5,875,000	6,079,809
Travelers Companies, Inc. (The)
05/15/2018	5.800%	1,720,000	1,739,250
Total			20,900,675
Refining 0.3%
Marathon Petroleum Corp.
12/14/2018	2.700%	4,000,000	4,014,960
Retail REIT 0.5%
Simon Property Group LP
02/01/2019	2.200%	7,000,000	7,002,352
Retailers 2.0%
CVS Health Corp.
07/20/2018	1.900%	7,000,000	6,992,475
Lowe’s Companies, Inc.(b)
3-month USD LIBOR + 0.600% 09/14/2018	2.174%	8,000,000	8,027,448
Target Corp.
06/26/2019	2.300%	5,000,000	5,004,750
Walmart, Inc.
02/15/2018	5.800%	6,999,000	7,009,385
Total			27,034,058
Technology 3.0%
Apple, Inc.(b)
3-month USD LIBOR + 0.140% 08/02/2019	1.531%	10,000,000	10,014,340
Cisco Systems, Inc.(b)
3-month USD LIBOR + 0.500% 03/01/2019	1.981%	8,000,000	8,038,712
IBM Credit LLC
09/06/2019	1.625%	7,000,000	6,927,011
Oracle Corp.(b)
3-month USD LIBOR + 0.580% 01/15/2019	2.300%	8,000,000	8,042,352
QUALCOMM, Inc.(b)
3-month USD LIBOR + 0.360% 05/20/2019	1.796%	8,000,000	8,022,304
Total			41,044,719
Wireless 0.5%
Rogers Communications, Inc.
08/15/2018	6.800%	7,000,000	7,173,334
Wirelines 1.8%
AT&T, Inc.
03/11/2019	2.300%	11,000,000	10,998,669
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deutsche Telekom International Finance BV
08/20/2018	6.750%	6,000,000	6,151,344
Orange SA
02/06/2019	2.750%	6,000,000	6,021,942
Verizon Communications, Inc.(b)
3-month USD LIBOR + 1.750% 09/14/2018	3.324%	760,000	767,671
Total			23,939,626
Total Corporate Bonds & Notes (Cost $699,504,959)			699,633,362

Foreign Government Obligations 1.0%

Canada 1.0%
Province of Ontario
01/18/2019	1.625%	7,000,000	6,967,198
Province of Quebec
05/14/2018	4.625%	7,000,000	7,055,972
Total			14,023,170
Total Foreign Government Obligations (Cost $14,069,076)			14,023,170

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.255% 02/01/2036	3.291%	147,000	155,385
Federal National Mortgage Association(b)
12-month USD LIBOR + 2.130% 03/01/2034	3.755%	130,775	133,502
Total Residential Mortgage-Backed Securities - Agency (Cost $276,661)			288,887

Residential Mortgage-Backed Securities - Non-Agency 0.3%

COLT Mortgage Loan Trust(a),(d)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	1,732,586	1,733,065
Mill City Mortgage Trust(a)
CMO Series 2015-2 Class A1
09/25/2057	3.000%	2,510,529	2,512,524
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $4,258,259)			4,245,589

U.S. Government & Agency Obligations 7.3%

Federal Farm Credit Banks
06/25/2018	1.220%	27,750,000	27,690,282
Federal Farm Credit Banks(b)
1-month USD LIBOR + 0.050% 02/21/2020	1.611%	62,850,000	62,958,605

The accompanying Notes to Financial Statements are an integral part of this statement.
CMG Ultra Short Term Bond Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
06/13/2018	4.875%	7,100,000	7,183,255
Total U.S. Government & Agency Obligations (Cost $97,785,573)			97,832,142

U.S. Treasury Obligations 6.2%

U.S. Treasury
05/15/2018	1.000%	42,650,000	42,596,688
11/30/2018	1.250%	40,600,000	40,396,261
Total U.S. Treasury Obligations (Cost $83,042,840)			82,992,949
Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.475%(e),(f)	55,636,674	55,636,674
Total Money Market Funds (Cost $55,631,135)		55,636,674
Total Investments (Cost: $1,360,928,474)		1,359,971,469
Other Assets & Liabilities, Net		(9,301,486)
Net Assets		1,350,669,983

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $332,580,522, which represents 24.62% of net assets.
(b)	Variable rate security.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.475%
	60,146,968	583,660,872	(588,171,166)	55,636,674	5,084	(476)	372,869	55,636,674
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CMG Ultra Short Term Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	364,281,713	—	—	364,281,713
Commercial Mortgage-Backed Securities - Non-Agency	—	41,036,983	—	—	41,036,983
Corporate Bonds & Notes	—	699,633,362	—	—	699,633,362
Foreign Government Obligations	—	14,023,170	—	—	14,023,170
Residential Mortgage-Backed Securities - Agency	—	288,887	—	—	288,887
Residential Mortgage-Backed Securities - Non-Agency	—	4,245,589	—	—	4,245,589
U.S. Government & Agency Obligations	—	97,832,142	—	—	97,832,142
U.S. Treasury Obligations	82,992,949	—	—	—	82,992,949
Money Market Funds	—	—	—	55,636,674	55,636,674
Total Investments	82,992,949	1,221,341,846	—	55,636,674	1,359,971,469
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there were sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
CMG Ultra Short Term Bond Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
8,299,655			8,299,655
The accompanying Notes to Financial Statements are an integral part of this statement.
14	CMG Ultra Short Term Bond Fund | Semiannual Report 2018

Statement of Assets and Liabilities
January 31, 2018 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$1,305,297,339
Investments in affiliated issuers, at cost	55,631,135
Investments in unaffiliated issuers, at value	1,304,334,795
Investments in affiliated issuers, at value	55,636,674
Receivable for:
Investments sold	481
Capital shares sold	377,800
Dividends	84,053
Interest	4,692,210
Foreign tax reclaims	9,513
Expense reimbursement due from Investment Manager	198
Trustees’ deferred compensation plan	87,478
Total assets	1,365,223,202
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	10,424,659
Capital shares purchased	2,209,793
Distributions to shareholders	1,802,132
Management services fees	9,279
Other expenses	19,878
Trustees’ deferred compensation plan	87,478
Total liabilities	14,553,219
Net assets applicable to outstanding capital stock	$1,350,669,983
Represented by
Paid in capital	1,375,311,668
Undistributed net investment income	88,025
Accumulated net realized loss	(23,772,705)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(962,544)
Investments - affiliated issuers	5,539
Total - representing net assets applicable to outstanding capital stock	$1,350,669,983
Shares outstanding	150,004,573
Net asset value per share	9.00
The accompanying Notes to Financial Statements are an integral part of this statement.
CMG Ultra Short Term Bond Fund | Semiannual Report 2018	15

Statement of Operations
Six Months Ended January 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$372,869
Interest	11,992,853
Total income	12,365,722
Expenses:
Management services fees	1,928,166
Compensation of board members	23,306
Audit fees	16,702
Legal fees	2,222
Total expenses	1,970,396
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(42,230)
Total net expenses	1,928,166
Net investment income	10,437,556
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	510,771
Investments — affiliated issuers	5,084
Net realized gain	515,855
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,362,858)
Investments — affiliated issuers	(476)
Net change in unrealized appreciation (depreciation)	(2,363,334)
Net realized and unrealized loss	(1,847,479)
Net increase in net assets resulting from operations	$8,590,077
The accompanying Notes to Financial Statements are an integral part of this statement.
16	CMG Ultra Short Term Bond Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017
Operations
Net investment income	$10,437,556	$18,678,447
Net realized gain	515,855	1,703,279
Net change in unrealized appreciation (depreciation)	(2,363,334)	(166,208)
Net increase in net assets resulting from operations	8,590,077	20,215,518
Distributions to shareholders
Net investment income	(10,573,535)	(18,609,464)
Total distributions to shareholders	(10,573,535)	(18,609,464)
Increase (decrease) in net assets from capital stock activity	(382,375,096)	261,062,137
Total increase (decrease) in net assets	(384,358,554)	262,668,191
Net assets at beginning of period	1,735,028,537	1,472,360,346
Net assets at end of period	$1,350,669,983	$1,735,028,537
Undistributed net investment income	$88,025	$224,004
The accompanying Notes to Financial Statements are an integral part of this statement.
CMG Ultra Short Term Bond Fund | Semiannual Report 2018	17

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2018 (Unaudited)		July 31, 2017
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	24,124,443	217,523,651	169,147,941	1,523,749,110
Distributions reinvested	119,316	1,075,358	157,217	1,416,563
Redemptions	(66,656,105)	(600,974,105)	(140,309,938)	(1,264,103,536)
Total net increase (decrease)	(42,412,346)	(382,375,096)	28,995,220	261,062,137
The accompanying Notes to Financial Statements are an integral part of this statement.
18	CMG Ultra Short Term Bond Fund | Semiannual Report 2018

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31,
		2017	2016	2015	2014	2013
Per share data
Net asset value, beginning of period	$9.02	$9.01	$9.00	$9.00	$8.99	$9.01
Income from investment operations:
Net investment income	0.06	0.10	0.06	0.03	0.04	0.07
Net realized and unrealized gain (loss)	(0.02)	0.01	0.01	(0.00) (a)	0.01	(0.02)
Total from investment operations	0.04	0.11	0.07	0.03	0.05	0.05
Less distributions to shareholders from:
Net investment income	(0.06)	(0.10)	(0.06)	(0.03)	(0.04)	(0.07)
Total distributions to shareholders	(0.06)	(0.10)	(0.06)	(0.03)	(0.04)	(0.07)
Net asset value, end of period	$9.00	$9.02	$9.01	$9.00	$9.00	$8.99
Total return	0.47%	1.19%	0.77%	0.37%	0.52%	0.55%
Ratios to average net assets
Total gross expenses(b)	0.26% (c)	0.26%	0.26%	0.26%	0.26%	0.26%
Total net expenses(b),(d)	0.25% (c)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	1.35% (c)	1.08%	0.65%	0.37%	0.40%	0.76%
Supplemental data
Portfolio turnover	34%	111%	82%	62%	68%	67%
Net assets, end of period (in thousands)	$1,350,670	$1,735,029	$1,472,360	$1,519,180	$1,792,626	$1,836,456

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
CMG Ultra Short Term Bond Fund | Semiannual Report 2018	19

Notes to Financial Statements
January 31, 2018 (Unaudited)
Note 1. Organization
CMG Ultra Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Shares of the Fund are available for purchase by institutional entities, including corporations, partnerships, trusts, foundations, endowments, affiliated funds, government entities or other similar organizations, and to certain qualifying advisory clients of Bank of America. Please see the Fund’s prospectus for further details, including applicable investment minimums.
Fund shares
The Trust may issue an unlimited number of shares (without par value), which are offered continuously at net asset value.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
20	CMG Ultra Short Term Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company net taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
CMG Ultra Short Term Bond Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager determines which securities will be purchased, held or sold. The Fund’s management fee is a unified fee. The Investment Manager, out of the unified fee it receives from the Fund, pays all operating costs and expenses of the Fund (other than the expenses described below or in the Fund’s prospectus), including accounting expenses (other than audit fees), legal fees for the Fund, transfer agent and custodian fees, and other expenses. The Fund pays the following expenses: disinterested trustees fees and expenses, including their legal counsel, auditing expense, interest on borrowings by the Fund, if any, portfolio transaction expenses, taxes and extraordinary expenses of the Fund. The unified fee is paid monthly to the Investment Manager at the annual rate of 0.25% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
22	CMG Ultra Short Term Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Transfer Agency Fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through November 30, 2018, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.25% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,360,928,000	1,248,000	(2,205,000)	(957,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
1,023,617	11,369,928	4,055,173	7,839,842	24,288,560
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
CMG Ultra Short Term Bond Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $491,282,648 and $807,376,218, respectively, for the six months ended January 31, 2018, of which $178,309,418 and $178,412,894, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended January 31, 2018.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity.
24	CMG Ultra Short Term Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At January 31, 2018, one unaffiliated shareholder of record owned 88.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 11.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
CMG Ultra Short Term Bond Fund | Semiannual Report 2018	25

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/institutional; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/institutional, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/institutional or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
26	CMG Ultra Short Term Bond Fund | Semiannual Report 2018

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CMG Ultra Short Term Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/institutional. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/institutional
SAR103_07_H01_(03/18)

SemiAnnual Report
January 31, 2018
Columbia U.S. Social Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The current outlook for financial markets is clouded by two primary concerns: the high valuation of equities and the direction of interest rates. Following the U.S. presidential election, U.S. equities rallied based on the assumption that the new administration’s policies would stimulate growth quickly. Unfortunately it’s unclear whether those measures will get passed, much less passed quickly. In fixed income, uncertainty stems from the possibility that interest rates won’t rise as rapidly as expected if the administration’s proposed growth policies are not implemented.
Given this uncertainty, investors value a consistent approach more than ever. Investors want strong, repeatable risk-adjusted returns. Consistency — not surprises. As a leading global asset manager, we believe our consistent, collaborative investment approach enables us to deliver the dependable experience your portfolio demands. So, how do we strive to deliver a consistent investment experience?
Better insights
Your portfolio benefits from the investment insights uncovered by our talented investment teams around the world.
Better decisions
Our collaborative, interactive environment enables our investment teams to construct portfolios that take advantage of the best investment ideas.
Better outcomes
We aim to deliver a consistent experience, which means fewer surprises, dependable insights, and products designed to do the thing you want.
Whether you’re trying to save money to help your children go to college or for your own retirement, it’s the consistency of the return that is most essential. People who chase higher returns are usually also the first to sell when that investment goes through a bad patch. We try to combat this behavioral tendency by offering strategies that aim for a more consistent return. Our goal is for investors to panic less during periods of volatility, which can have a significant effect on their long-term results.
Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets can do what matters most to them: build a nest egg, leave a legacy, and live confidently — now and throughout retirement. It’s why our talented professionals around the world work together to uncover uncommon opportunities and why our process encourages challenge and debate around our most compelling ideas to ensure better informed investment decisions, which hopefully lead to better outcomes for you.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia U.S. Social Bond Fund   |  Semiannual Report 2018

Columbia U.S. Social Bond Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia U.S. Social Bond Fund (the Fund) seeks total return, consisting of current income and capital appreciation, through investments that seek to support and fund socially beneficial activities and developments, primarily in the U.S.
Portfolio management
James Dearborn
Co-manager
Managed Fund since 2015
Chad Farrington, CFA
Co-manager
Managed Fund since 2015
Tom Murphy, CFA
Co-manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended January 31, 2018)
		Inception	6 Months cumulative	1 Year	Life
Class A	Excluding sales charges	03/26/15	0.28	4.34	2.12
	Including sales charges		-2.68	1.17	1.03
Advisor Class		03/26/15	0.41	4.60	2.38
Class C	Excluding sales charges	03/26/15	0.00	3.56	1.39
	Including sales charges		-0.99	2.56	1.39
Institutional Class		03/26/15	0.41	4.60	2.37
Institutional 2 Class		03/26/15	0.41	4.50	2.35
Institutional 3 Class*		03/01/17	0.43	4.60	2.21
Bloomberg Barclays Municipal Bond Index			-0.19	3.52	2.34
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C are shown with and without the applicable contingent deferred sales charge of 1.00% in the first year. The Fund’s other classes are not subject to sales charges and have limited eligibility. Effective November 1, 2017, Class R4, Class R5, Class Y and Class Z shares were renamed Advisor Class, Institutional 2 Class, Institutional 3 Class and Institutional Class shares, respectively. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Since the Fund launched more than one share class at its inception, Class A shares were used. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia U.S. Social Bond Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2018)
Corporate Bonds & Notes	8.8
Floating Rate Notes	1.7
Municipal Bonds	89.5
Total	100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2018)
AAA rating	5.5
AA rating	36.8
A rating	24.7
BBB rating	23.7
BB rating	0.6
B rating	0.8
Not rated	7.9
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia U.S. Social Bond Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2017 — January 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,002.80	1,021.68	3.53	3.57	0.70
Advisor Class (formerly Class R4)	1,000.00	1,000.00	1,004.10	1,022.94	2.27	2.29	0.45
Class C	1,000.00	1,000.00	1,000.00	1,017.90	7.31	7.37	1.45
Institutional Class (formerly Class Z)	1,000.00	1,000.00	1,004.10	1,022.94	2.27	2.29	0.45
Institutional 2 Class (formerly Class R5)	1,000.00	1,000.00	1,004.10	1,022.99	2.22	2.24	0.44
Institutional 3 Class (formerly Class Y)	1,000.00	1,000.00	1,004.30	1,023.09	2.12	2.14	0.42
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
4	Columbia U.S. Social Bond Fund | Semiannual Report 2018

Portfolio of Investments
January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes 8.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 0.7%
Grupo Bimbo SAB de CV(a)
01/25/2022	4.500%	300,000	312,985
United States 7.7%
Apple, Inc.
Green Bond
02/23/2023	2.850%	250,000	250,415
AT&T, Inc.
06/30/2022	3.000%	250,000	248,070
ConAgra Foods, Inc.
01/25/2023	3.200%	196,000	196,282
CSX Corp.
06/01/2021	4.250%	250,000	260,434
CVS Health Corp.
06/01/2021	2.125%	250,000	242,674
Five Corners Funding Trust(a)
11/15/2023	4.419%	250,000	265,560
Kellogg Co.
12/01/2023	2.650%	300,000	294,285
Local Initiatives Support Corp.
03/01/2037	4.649%	400,000	402,615
Scripps Networks Interactive, Inc.
06/15/2020	2.800%	500,000	497,530
St. Joseph’s Hospital & Medical Center
07/01/2027	4.584%	300,000	306,141
Sysco Corp.
07/15/2021	2.500%	250,000	247,295
Verizon Communications, Inc.
11/01/2022	2.450%	250,000	242,459
Total			3,453,760
Total Corporate Bonds & Notes (Cost $3,761,730)			3,766,745

Floating Rate Notes 1.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New York 0.6%
State of New York Mortgage Agency(b),(c),(d)
Revenue Bonds
VRDN Series 2006-139 (JPMorgan Chase Bank) AMT
10/01/2037	1.150%	240,000	240,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Pennsylvania 1.1%
Hospitals & Higher Education Facilities Authority of Philadelphia (The)(c),(d)
Revenue Bonds
Childrens Hospital
VRDN Series 2012 (Wells Fargo Bank)
07/01/2041	0.950%	500,000	500,000
Total Floating Rate Notes (Cost $740,000)			740,000

Municipal Bonds 86.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 3.1%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2027	5.000%	250,000	286,925
Butler County Board of Education
Refunding Revenue Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	283,340
Calhoun County Board of Education
Special Tax Bonds
School Warrants
Series 2016 (BAM)
02/01/2029	5.000%	250,000	286,273
Tuscaloosa City Board of Education
Revenue Bonds
Series 2016
08/01/2030	5.000%	200,000	231,594
Water Works Board of the City of Birmingham (The)
Refunding Revenue Bonds
Subordinated Series 2016B
01/01/2030	5.000%	250,000	291,612
Total			1,379,744
Alaska 0.7%
Alaska Industrial Development & Export Authority
Revenue Bonds
Yukon-Kuskokwim Health Corp. Project
Series 2017
12/01/2020	3.500%	300,000	304,734
Arizona 2.0%
Industrial Development Authority of the County of Pima (The)(a)
Refunding Revenue Bonds
American Leadership Academy
Series 2015
06/15/2035	5.375%	250,000	258,505

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
La Paz County Industrial Development Authority(a)
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	100,000	105,268
02/15/2046	5.000%	210,000	219,171
Pinal County Union High School District No. 82 Casa Grande
Unlimited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	291,500
Total			874,444
California 8.2%
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2037	5.000%	300,000	336,198
Harbor Regional Center Project
Series 2015
11/01/2024	5.000%	250,000	293,148
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	250,000	274,895
Revenue Bonds
Green Dot Public School Project
Series 2015A
08/01/2025	4.000%	250,000	263,750
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/2025	5.000%	250,000	293,010
Jurupa Unified School District
Unlimited General Obligation Bonds
Series 2015A
08/01/2023	5.000%	225,000	262,269
Lammersville Joint Unified School District
Refunding Special Tax Bonds
Community Facilities District #2002
Series 2017
09/01/2033	5.000%	400,000	448,124
Monterey Regional Waste Management Authority(b)
Revenue Bonds
Series 2015B AMT
04/01/2021	4.000%	250,000	268,195
Pajaro Valley Water Management Agency
Refunding Revenue Bonds
Series 2015 (AGM)
03/01/2022	5.000%	250,000	281,335
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay Housing Project
Subordinated Series 2017 (AGM)
08/01/2025	3.250%	300,000	293,529
Tuolumne Wind Project Authority
Refunding Revenue Bonds
Tuolumne Wind Project
Series 2016A
01/01/2029	5.000%	300,000	361,185
West Kern Community College District
Unlimited General Obligation Refunding Bonds
Series 2015A (AGM)
11/01/2024	5.000%	250,000	295,897
Total			3,671,535
Colorado 0.6%
Colorado Health Facilities Authority
Refunding Revenue Bonds
Parkview Medical Center
Series 2015B
09/01/2026	5.000%	250,000	288,063
Connecticut 0.6%
State of Connecticut Clean Water Fund-State Revolving Fund
Revenue Bonds
Green Bonds
Series 2015A
03/01/2019	5.000%	250,000	259,533
District of Columbia 1.3%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2023	5.000%	250,000	287,027
Friendship Public Charter School
Series 2016
06/01/2041	5.000%	250,000	275,553
Total			562,580
Florida 2.9%
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	250,000	267,520
Florida Development Finance Corp.(a)
Revenue Bonds
Renaissance Charter School Inc. Projects
Series 2015
06/15/2025	5.000%	150,000	155,127

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia U.S. Social Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2037	5.000%	500,000	564,990
School District of Broward County
Refunding Certificate of Participation
Series 2016A
07/01/2032	5.000%	250,000	288,537
Total			1,276,174
Georgia 2.4%
Cedartown Polk County Hospital Authority
Revenue Bonds
RAC Series 2016
07/01/2039	5.000%	250,000	272,175
Georgia Housing & Finance Authority(b)
Refunding Revenue Bonds
Series 2015A-2 AMT
06/01/2020	2.000%	500,000	501,585
Georgia Housing & Finance Authority
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
12/01/2038	3.500%	300,000	291,753
Total			1,065,513
Guam 0.6%
Guam Government Waterworks Authority(e)
Refunding Revenue Bonds
Series 2014A
07/01/2035	5.000%	150,000	159,825
Revenue Bonds
Series 2016
07/01/2036	5.000%	100,000	108,349
Total			268,174
Idaho 1.2%
Idaho Health Facilities Authority
Refunding Revenue Bonds
Madison Memorial Hospital
Series 2016
09/01/2028	5.000%	250,000	274,085
Idaho Housing & Finance Association
Revenue Bonds
Series 2015A-1
07/01/2025	3.200%	230,000	238,929
Total			513,014
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 7.5%
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	335,000	343,613
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2032	5.000%	300,000	332,175
Chicago Transit Authority
Refunding Revenue Bonds
Series 2015
06/01/2021	5.000%	250,000	272,185
City of Chicago Wastewater Transmission
Revenue Bonds
Second Lien
Series 2017A
01/01/2031	5.000%	300,000	334,680
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2001 (AMBAC)
11/01/2030	5.750%	585,000	673,025
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 BAM
12/01/2047	5.000%	100,000	109,162
Cook County Community High School District No. 212 Leyden
Revenue Bonds
Series 2016C (BAM)
12/01/2034	5.000%	250,000	277,565
Illinois Finance Authority
Refunding Revenue Bonds
Southern Illinois Healthcare, Inc.
Series 2017
03/01/2034	5.000%	150,000	168,611
Illinois Housing Development Authority
Revenue Bonds
Series 2016A
10/01/2036	3.450%	250,000	248,967
Metropolitan Water Reclamation District of Greater Chicago
Unlimited General Obligation Bonds
Green Bond
Series 2016E
12/01/2035	5.000%	500,000	565,040
Total			3,325,023

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2018	7

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana 1.2%
Indiana Finance Authority
Taxable Revenue Bonds
Series 2016A
07/01/2027	2.816%	250,000	236,640
Northern Indiana Commuter Transportation District
Revenue Bonds
Series 2016
07/01/2032	5.000%	250,000	284,935
Total			521,575
Kentucky 1.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2026	5.000%	350,000	390,852
Kentucky Housing Corp.
Taxable Refunding Revenue Bonds
Series 2016A
07/01/2031	3.499%	250,000	242,558
Total			633,410
Louisiana 3.6%
City of Shreveport Water & Sewer
Revenue Bonds
Junior Lien
Series 2017B (AGM)
12/01/2041	5.000%	400,000	451,300
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Act 391 Project
Series 2017 (BAM)
10/01/2028	5.000%	300,000	356,511
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2017 (AGM)
10/01/2039	5.000%	300,000	335,829
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2034	5.000%	400,000	450,240
Total			1,593,880
Maine 0.5%
Maine State Housing Authority
Revenue Bonds
Series 2016A
11/15/2035	3.300%	250,000	244,385
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 4.5%
City of Baltimore
Refunding Revenue Bonds
East Baltimore Research Park
Series 2017
09/01/2038	5.000%	300,000	321,450
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	300,000	339,543
Maryland Economic Development Corp.(b)
Revenue Bonds
Purple Line Light Rail Project
Series 2016 AMT
03/31/2036	5.000%	250,000	278,788
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2023	5.000%	250,000	281,862
The John Hopkins Health System
Series 2015
05/15/2019	5.000%	250,000	261,360
Revenue Bonds
MedStar Health
Series 1998A (AGM)
08/15/2038	5.250%	425,000	518,857
Total			2,001,860
Massachusetts 3.5%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2036	5.000%	300,000	347,862
Massachusetts Development Finance Agency
Revenue Bonds
Green Bond Boston Medical Center
Series 2017
07/01/2028	5.000%	200,000	227,316
Green Bonds - Boston Medical Center
Series 2015
07/01/2044	5.000%	250,000	273,440
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Series 2016-181
12/01/2036	3.600%	205,000	206,308

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia U.S. Social Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Special Obligations
Series 2017D
12/01/2042	3.750%	500,000	496,780
Total			1,551,706
Michigan 1.3%
Michigan Finance Authority
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2032	5.000%	250,000	278,960
Local Government Loan Program-Great Lakes
Series 2015 (BAM)
07/01/2033	5.000%	250,000	282,300
Total			561,260
Minnesota 2.7%
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	100,000	99,577
Dakota County Community Development Agency
Refunding Revenue Bonds
Series 2015B
01/01/2021	5.000%	250,000	273,727
Revenue Bonds
Sanctuary at West St. Paul Project
Series 2015
08/01/2030	5.750%	100,000	97,395
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Union Flats Apartments Project
Series 2017B
02/01/2022	2.750%	250,000	248,180
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2024	4.000%	250,000	248,457
St. Cloud Housing & Redevelopment Authority
Taxable Revenue Bonds
Sanctuary St. Cloud Project
Series 2016
08/01/2036	6.000%	250,000	237,343
Total			1,204,679
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi 2.0%
Biloxi Public School District
Revenue Bonds
Trust Certificates
Series 2016 (BAM)
04/01/2029	5.000%	250,000	287,715
City of Gulfport
Unlimited General Obligation Refunding Bonds
Water & Sewer
Series 2015
07/01/2021	5.000%	250,000	274,627
Mississippi Development Bank
Revenue Bonds
Mississippi Gulf Coast Community College District
Series 2016F
12/01/2032	4.000%	300,000	317,142
Total			879,484
Missouri 1.9%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2031	5.000%	400,000	442,384
Missouri Housing Development Commission
Revenue Bonds
1st Place Homeownership Loan Project
Series 2015
11/01/2027	3.250%	185,000	188,108
St. Louis County Industrial Development Authority
Improvement Refunding Revenue Bonds
Ranken-Jordan Project
Series 2016
11/15/2028	5.000%	200,000	207,292
Total			837,784
Nebraska 0.6%
Nebraska Investment Finance Authority
Single Family Housing Revenue Bonds
Series 2015 (GNMA / FNMA)
09/01/2030	3.450%	250,000	252,788
Nevada 0.6%
Las Vegas Valley Water District
Limited General Obligation Refunding Bonds
Water Improvement
Series 2016A
06/01/2041	5.000%	250,000	288,398

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2018	9

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 0.7%
New Jersey Housing & Mortgage Finance Agency(b)
Refunding Revenue Bonds
Series 2017D AMT
11/01/2032	3.900%	300,000	299,985
New Mexico 0.6%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
Presbyterian Healthcare Services
Series 2015
08/01/2021	5.000%	250,000	275,835
New York 7.2%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/2028	5.000%	250,000	288,032
Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2015S
05/01/2026	3.400%	500,000	518,525
Revenue Bonds
Sustainable Neighborhood Bonds
Series 2016
11/01/2031	3.600%	300,000	304,863
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2015D-1
11/15/2026	5.000%	250,000	293,962
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2033	5.000%	250,000	287,025
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2017EE
06/15/2037	5.000%	300,000	348,681
New York State Housing Finance Agency
Revenue Bonds
Green Bond - Affordable Housing
Series 2017 (GNMA)
11/01/2042	4.000%	300,000	309,348
Niagara Falls Public Water Authority
Refunding Revenue Bonds
Series 2016A
07/15/2027	5.000%	300,000	349,860
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Onondaga Civic Development Corp.
Refunding Revenue Bonds
Community College Housing Bonds
Series 2015
10/01/2023	5.000%	250,000	285,360
State of New York Mortgage Agency(b)
Refunding Revenue Bonds
Series 2016-196 AMT
10/01/2035	3.650%	250,000	248,703
Total			3,234,359
North Carolina 1.4%
County of Scotland
Refunding Revenue Bonds
School Facilities
Series 2017
12/01/2030	5.000%	250,000	293,447
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2028	5.000%	300,000	347,001
Total			640,448
North Dakota 0.8%
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program-Home Mortgage Financing
Series 2017
07/01/2034	3.700%	365,000	370,271
Ohio 2.7%
American Municipal Power, Inc.
Green Revenue Bonds
Meldahl Hydroelectric Project
Series 2016
02/15/2027	5.000%	250,000	287,777
City of Akron
Refunding Revenue Bonds
Community Learning Centers
Series 2016
12/01/2029	5.000%	300,000	352,335
City of Cleveland Water Pollution Control
Revenue Bonds
Green Bonds
Series 2016
11/15/2041	5.000%	250,000	281,888

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia U.S. Social Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement
Series 2016
12/01/2032	5.000%	250,000	291,817
Total			1,213,817
Pennsylvania 4.1%
Capital Region Water
Refunding Revenue Bonds
Series 2016A (BAM)
07/15/2029	5.000%	250,000	289,510
City of Philadelphia Water & Wastewater
Refunding Revenue Bonds
Series 2016
10/01/2028	5.000%	300,000	359,859
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2022	5.000%	250,000	270,832
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Mass Transit Projects
Series 2016A-1
12/01/2041	5.000%	200,000	220,384
Redevelopment Authority of the City of Philadelphia
Refunding Revenue Bonds
Series 2015A
04/15/2028	5.000%	250,000	278,902
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	250,000	255,843
Series 2017E BAM
12/01/2035	5.000%	150,000	169,638
Total			1,844,968
Rhode Island 1.3%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Woonsocket Schools
Series 2017A (AGM)
05/15/2028	5.000%	300,000	344,892
Rhode Island Housing & Mortgage Finance Corp.(b)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2015 AMT
10/01/2025	3.550%	250,000	256,685
Total			601,577
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 0.6%
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/2020	5.000%	250,000	270,748
Tennessee 0.5%
Tennessee Housing Development Agency
Revenue Bonds
Series 2015-1C
01/01/2022	2.450%	220,000	223,291
Texas 5.6%
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools
Series 2016A
02/15/2031	5.000%	250,000	287,777
Austin Community College District Public Facility Corp.
Refunding Revenue Bonds
Series 2015
08/01/2019	5.000%	250,000	262,983
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2034	5.000%	500,000	556,255
Harris County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Hospital
Series 2015
10/01/2021	5.000%	250,000	277,860
New Hope Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2037	4.000%	300,000	309,609
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2046	5.000%	250,000	264,225
San Antonio Independent School District
Unlimited General Obligation Refunding Bonds
Series 2015 (Permenant School Fund Guarantee)
02/15/2022	5.000%	250,000	280,490
Texas State Technical College
Refunding Revenue Bonds
Improvements
Series 2016 (AGM)
10/15/2030	4.000%	250,000	268,617
Total			2,507,816

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2018	11

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 3.4%
Energy Northwest
Wind Project Refunding Revenue Bonds
Series 2015
07/01/2029	4.000%	250,000	261,922
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	200,000	202,470
Klickitat County Public Hospital District No. 2
Improvement Refunding Revenue Bonds
Skyline Hospital
Series 2017
12/01/2032	5.000%	400,000	407,440
Seattle Housing Authority(f)
Refunding Revenue Bonds
Pooled Housing
Series 2018
12/01/2047	3.750%	300,000	296,268
Washington Health Care Facilities Authority
Revenue Bonds
Seattle Childrens Hospital
Series 2017
10/01/2047	5.000%	300,000	341,091
Total			1,509,191
Wisconsin 2.7%
Milwaukee Redevelopment Authority
Revenue Bonds
Milwaukee Public Schools
Series 2016A
11/15/2026	5.000%	220,000	259,712
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017
11/15/2033	5.000%	250,000	285,040
Public Finance Authority
Revenue Bonds
FFAH NC & MO Portfolio
Series 2015
12/01/2035	4.750%	250,000	262,998
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Children’s Hospital of Wisconsin
Series 2017
08/15/2036	4.000%	300,000	312,813
Revenue Bonds
Tomah Memorial Hospital, Inc.
BAN Series 2017A
11/01/2020	2.650%	100,000	99,004
Total			1,219,567
Total Municipal Bonds (Cost $38,328,145)			38,571,613

Total Investments (Cost $42,829,875)	43,078,358
Other Assets & Liabilities, Net	1,536,160
Net Assets	$44,614,518

At January 31, 2018, securities and/or cash totaling $47,800 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(10)	03/2018	USD	(1,511,016)	55,292	—
U.S. Treasury 10-Year Note	(24)	03/2018	USD	(2,938,746)	72,702	—
Total					127,994	—
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia U.S. Social Bond Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $1,855,261, which represents 4.16% of net assets.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(d)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2018, the value of these securities amounted to $268,174, which represents 0.60% of net assets.
(f)	Represents a security purchased on a when-issued basis.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2018	13

Portfolio of Investments  (continued)
January 31, 2018 (Unaudited)
Fair value measurements  (continued)
illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	3,766,745	—	3,766,745
Floating Rate Notes	—	740,000	—	740,000
Municipal Bonds	—	38,571,613	—	38,571,613
Total Investments	—	43,078,358	—	43,078,358
Derivatives
Asset
Futures Contracts	127,994	—	—	127,994
Total	127,994	43,078,358	—	43,206,352
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia U.S. Social Bond Fund | Semiannual Report 2018

Statement of Assets and Liabilities
January 31, 2018 (Unaudited)
Assets
Investments in unaffiliated issuers, at cost	$42,829,875
Investments in unaffiliated issuers, at value	43,078,358
Cash	1,349,663
Margin deposits on:
Futures contracts	47,800
Receivable for:
Investments sold	5,020
Capital shares sold	151,392
Interest	426,153
Variation margin for futures contracts	1,500
Expense reimbursement due from Investment Manager	622
Prepaid expenses	138
Trustees’ deferred compensation plan	10,636
Other assets	1,323
Total assets	45,072,605
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	298,917
Capital shares purchased	15,652
Distributions to shareholders	99,211
Variation margin for futures contracts	4,375
Management services fees	585
Distribution and/or service fees	77
Transfer agent fees	1,566
Compensation of board members	254
Compensation of chief compliance officer	1
Other expenses	26,813
Trustees’ deferred compensation plan	10,636
Total liabilities	458,087
Net assets applicable to outstanding capital stock	$44,614,518
Represented by
Paid in capital	44,517,711
Undistributed net investment income	9,339
Accumulated net realized loss	(289,009)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	248,483
Futures contracts	127,994
Total - representing net assets applicable to outstanding capital stock	$44,614,518
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2018	15

Statement of Assets and Liabilities  (continued)
January 31, 2018 (Unaudited)
Class A
Net assets	$5,850,318
Shares outstanding	579,962
Net asset value per share	$10.09
Maximum offering price per share(a)	$10.40
Advisor Class(b)
Net assets	$10,090
Shares outstanding	1,000
Net asset value per share	$10.09
Class C
Net assets	$1,357,065
Shares outstanding	134,551
Net asset value per share	$10.09
Institutional Class(c)
Net assets	$34,598,081
Shares outstanding	3,429,365
Net asset value per share	$10.09
Institutional 2 Class(d)
Net assets	$1,341,107
Shares outstanding	132,879
Net asset value per share	$10.09
Institutional 3 Class(e)
Net assets	$1,457,857
Shares outstanding	144,014
Net asset value per share	$10.12

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A shares.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia U.S. Social Bond Fund | Semiannual Report 2018

Statement of Operations
Six Months Ended January 31, 2018 (Unaudited)
Net investment income
Income:
Interest	$654,145
Total income	654,145
Expenses:
Management services fees	103,664
Distribution and/or service fees
Class A	6,911
Class C	6,358
Transfer agent fees
Class A	918
Advisor Class(a)	2
Class C	211
Institutional Class(b)	5,691
Institutional 2 Class(c)	252
Institutional 3 Class(d)	2
Compensation of board members	9,464
Custodian fees	9,077
Printing and postage fees	5,574
Registration fees	44,344
Audit fees	17,287
Legal fees	529
Compensation of chief compliance officer	9
Other	12,850
Total expenses	223,143
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(112,729)
Fees waived by transfer agent
Institutional 2 Class	(142)
Total net expenses	110,272
Net investment income	543,873
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	11,233
Futures contracts	(6,525)
Net realized gain	4,708
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(543,617)
Futures contracts	142,624
Net change in unrealized appreciation (depreciation)	(400,993)
Net realized and unrealized loss	(396,285)
Net increase in net assets resulting from operations	$147,588

(a)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2018	17

Statement of Changes in Net Assets
	Six Months Ended January 31, 2018 (Unaudited)	Year Ended July 31, 2017 (a)
Operations
Net investment income	$543,873	$818,410
Net realized gain (loss)	4,708	(279,017)
Net change in unrealized appreciation (depreciation)	(400,993)	(365,239)
Net increase in net assets resulting from operations	147,588	174,154
Distributions to shareholders
Net investment income
Class A	(64,061)	(79,245)
Advisor Class(b)	(132)	(239)
Class C	(9,986)	(10,091)
Institutional Class(c)	(441,795)	(700,784)
Institutional 2 Class(d)	(15,789)	(19,378)
Institutional 3 Class(e)	(9,684)	(103)
Total distributions to shareholders	(541,447)	(809,840)
Increase in net assets from capital stock activity	3,258,739	10,986,569
Total increase in net assets	2,864,880	10,350,883
Net assets at beginning of period	41,749,638	31,398,755
Net assets at end of period	$44,614,518	$41,749,638
Undistributed net investment income	$9,339	$6,913

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(c)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(d)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(e)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia U.S. Social Bond Fund | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2018 (Unaudited)		July 31, 2017 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	125,522	1,279,918	596,251	6,005,695
Distributions reinvested	6,252	63,620	7,778	78,275
Redemptions	(61,281)	(625,205)	(372,715)	(3,694,507)
Net increase	70,493	718,333	231,314	2,389,463
Class C
Subscriptions	21,535	219,497	99,846	996,648
Distributions reinvested	974	9,905	990	9,946
Redemptions	(2,489)	(25,405)	(9,156)	(91,039)
Net increase	20,020	203,997	91,680	915,555
Institutional Class(b)
Subscriptions	786,533	8,020,704	1,002,491	10,022,825
Distributions reinvested	11,711	119,141	8,983	90,620
Redemptions	(735,219)	(7,498,227)	(346,430)	(3,471,033)
Net increase	63,025	641,618	665,044	6,642,412
Institutional 2 Class(c)
Subscriptions	21,054	214,987	101,410	1,010,000
Distributions reinvested	1,538	15,658	1,911	19,139
Net increase	22,592	230,645	103,321	1,029,139
Institutional 3 Class(d)
Subscriptions	145,722	1,491,932	1,006	10,000
Distributions reinvested	937	9,548	—	—
Redemptions	(3,651)	(37,334)	—	—
Net increase	143,008	1,464,146	1,006	10,000
Total net increase	319,138	3,258,739	1,092,365	10,986,569

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(c)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(d)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2018	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Class A
1/31/2018 (c)	$10.18	0.12	(0.09)	0.03	(0.12)
7/31/2017	$10.43	0.22	(0.26)	(0.04)	(0.21)
7/31/2016	$9.94	0.17	0.48	0.65	(0.16)
7/31/2015 (e)	$10.00	0.02	(0.06)	(0.04)	(0.02)
Advisor Class(f)
1/31/2018 (c)	$10.18	0.13	(0.09)	0.04	(0.13)
7/31/2017	$10.43	0.24	(0.25)	(0.01)	(0.24)
7/31/2016	$9.94	0.19	0.49	0.68	(0.19)
7/31/2015 (e)	$10.00	0.03	(0.06)	(0.03)	(0.03)
Class C
1/31/2018 (c)	$10.17	0.08	(0.08)	0.00 (g)	(0.08)
7/31/2017	$10.43	0.14	(0.26)	(0.12)	(0.14)
7/31/2016	$9.94	0.09	0.48	0.57	(0.08)
7/31/2015 (e)	$10.00	0.01	(0.06)	(0.05)	(0.01)
Institutional Class(h)
1/31/2018 (c)	$10.18	0.13	(0.09)	0.04	(0.13)
7/31/2017	$10.43	0.24	(0.25)	(0.01)	(0.24)
7/31/2016	$9.94	0.19	0.49	0.68	(0.19)
7/31/2015 (e)	$10.00	0.04	(0.07)	(0.03)	(0.03)
Institutional 2 Class(i)
1/31/2018 (c)	$10.18	0.13	(0.09)	0.04	(0.13)
7/31/2017	$10.43	0.25	(0.26)	(0.01)	(0.24)
7/31/2016	$9.94	0.19	0.48	0.67	(0.18)
7/31/2015 (e)	$10.00	0.03	(0.06)	(0.03)	(0.03)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia U.S. Social Bond Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.12)	$10.09	0.28%	1.22% (d)	0.70% (d)	2.33% (d)	3%	$5,850
(0.21)	$10.18	(0.31%)	1.31%	0.72%	2.12%	20%	$5,184
(0.16)	$10.43	6.60%	1.72%	0.81%	1.72%	26%	$2,901
(0.02)	$9.94	(0.38%)	1.72% (d)	0.80% (d)	0.67% (d)	11%	$10

(0.13)	$10.09	0.41%	0.96% (d)	0.45% (d)	2.58% (d)	3%	$10
(0.24)	$10.18	(0.06%)	1.06%	0.47%	2.38%	20%	$10
(0.19)	$10.43	6.87%	1.47%	0.56%	1.83%	26%	$10
(0.03)	$9.94	(0.29%)	1.47% (d)	0.55% (d)	0.92% (d)	11%	$10

(0.08)	$10.09	0.00% (g)	1.97% (d)	1.45% (d)	1.58% (d)	3%	$1,357
(0.14)	$10.17	(1.16%)	2.05%	1.46%	1.42%	20%	$1,165
(0.08)	$10.43	5.80%	2.47%	1.56%	0.93%	26%	$238
(0.01)	$9.94	(0.54%)	2.47% (d)	1.45% (d)	0.02% (d)	11%	$10

(0.13)	$10.09	0.41%	0.97% (d)	0.45% (d)	2.58% (d)	3%	$34,598
(0.24)	$10.18	(0.06%)	1.06%	0.47%	2.39%	20%	$34,257
(0.19)	$10.43	6.86%	1.48%	0.56%	1.85%	26%	$28,176
(0.03)	$9.94	(0.29%)	1.47% (d)	0.55% (d)	1.14% (d)	11%	$19,949

(0.13)	$10.09	0.41%	0.98% (d)	0.44% (d)	2.59% (d)	3%	$1,341
(0.24)	$10.18	(0.05%)	1.10%	0.44%	2.48%	20%	$1,123
(0.18)	$10.43	6.82%	1.51%	0.60%	1.85%	26%	$73
(0.03)	$9.94	(0.31%)	1.52% (d)	0.60% (d)	0.87% (d)	11%	$10
Columbia U.S. Social Bond Fund | Semiannual Report 2018	21

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income
Institutional 3 Class(j)
1/31/2018 (c)	$10.21	0.14	(0.10)	0.04	(0.13)
7/31/2017 (k)	$9.94	0.10	0.27 (l)	0.37	(0.10)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended January 31, 2018 (unaudited).
(d)	Annualized.
(e)	Based on operations from March 26, 2015 (fund commencement of operations) through the stated period end.
(f)	Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
(g)	Rounds to zero.
(h)	Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
(i)	Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
(j)	Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
(k)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(l)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia U.S. Social Bond Fund | Semiannual Report 2018

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.13)	$10.12	0.43%	0.94% (d)	0.42% (d)	2.67% (d)	3%	$1,458
(0.10)	$10.21	3.76%	1.02% (d)	0.44% (d)	2.46% (d)	20%	$10
Columbia U.S. Social Bond Fund | Semiannual Report 2018	23

Notes to Financial Statements
January 31, 2018 (Unaudited)
Note 1. Organization
Columbia U.S. Social Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus. Prior to November 1, 2017, Advisor Class shares were known as Class R4 shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional Class shares were known as Class Z shares.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 2 Class shares were known as Class R5 shares.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus. Prior to November 1, 2017, Institutional 3 Class shares were known as Class Y shares.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or
24	Columbia U.S. Social Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically
Columbia U.S. Social Bond Fund | Semiannual Report 2018	25

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
26	Columbia U.S. Social Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2018:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	127,994*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(6,525)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	142,624
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	4,575,424

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2018.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Columbia U.S. Social Bond Fund | Semiannual Report 2018	27

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2018 was 0.48% of the Fund’s average daily net assets.
28	Columbia U.S. Social Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Subadvisory agreement
The Fund’s Board of Trustees has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of January 31, 2018, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund as disclosed in the Statement of Operations, along with other affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Effective November 1, 2017 through November 30, 2018, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 2 Class shares. Prior to November 1, 2017, Institutional 2 Class shares were subject to a contractual transfer agency fee waiver of 0.05% of the average daily net assets attributable to Institutional 2 Class shares.
For the six months ended January 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.03
Advisor Class	0.04
Class C	0.03
Institutional Class	0.03
Institutional 2 Class	0.02
Institutional 3 Class	0.00
Columbia U.S. Social Bond Fund | Semiannual Report 2018	29

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2018, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2018, if any, are listed below:
Amount ($)
Class A	23,824
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rates contractual through November 30, 2018
Class A	0.70%
Advisor Class	0.45
Class C	1.45
Institutional Class	0.45
Institutional 2 Class	0.44
Institutional 3 Class	0.44
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all
30	Columbia U.S. Social Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective November 1, 2017 through November 30, 2018, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.02% for Institutional 2 Class of the average daily net assets attributable to Institutional 2 Class shares. Also reflected in the contractual cap commitment, prior to November 1, 2017, the Investment Manager had a contractual agreement to waive 0.05% of its Institutional 2 Class transfer agency fees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
42,830,000	529,000	(281,000)	248,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2017, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	56,443	201,582	258,025
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $6,524,462 and $1,207,940, respectively, for the six months ended January 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
Columbia U.S. Social Bond Fund | Semiannual Report 2018	31

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
The Fund had no borrowings during the six months ended January 31, 2018.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At January 31, 2018, affiliated shareholders of record owned 62.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Social impact risk
Social impact investing may increase risk due to the limitations and constraints involved in investment selection and, as a result, the Fund may underperform other funds that do not consider the social impact.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
32	Columbia U.S. Social Bond Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
January 31, 2018 (Unaudited)
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia U.S. Social Bond Fund | Semiannual Report 2018	33

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
34	Columbia U.S. Social Bond Fund | Semiannual Report 2018

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Columbia U.S. Social Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR262_07_H01_(03/18)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 23, 2018